As filed with the Securities and Exchange Commission on April 17, 1998.

File No. 33-73738
File No. 811-8260

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     |_|
     Pre-Effective Amendment No.                                            |_|
     Post-Effective Amendment No. 7                                         |X|

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             |_|
     Amendment No. 8                                                        |X|

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                       CUNA MUTUAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                2000 Heritage Way
                               Waverly, Iowa 50677
              (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number: (319) 352-4090

                            Barbara L. Secor, Esquire
                                2000 Heritage Way
                               Waverly, Iowa 50677
               (Name and Address of Agent for Service of Process)

It   is proposed that this filing will become effective (check  appropriate box)

|_|  immediately  upon filing  pursuant to paragraph (b) of Rule 485

|X| on May 1, 1998  pursuant to paragraph (b) of Rule 485

|_| 60 days after filing pursuant  to  paragraph  (a)(i) of Rule 485

|_| on  pursuant  to  paragraph (a)(i) of Rule 485

|_| 75 days after filing  pursuant to paragraph  (a)(ii)

|_| on pursuant to paragraph (a)(ii) of Rule 485

The index to attached exhibits is found following the signature pages.

================================================================================

                              Cross Reference Sheet
                       Pursuant to Rules 481(a) and 495(a)

Showing location in Part A (prospectus) and Part B (statement of additional information) of registration statement of information required by Form N-4


PART A
Item of Form N-4                                     Prospectus Caption
 1. Cover Page                                  Cover Page

 2. Definitions                                 DEFINITIONS

 3. Synopsis                                    EXPENSE TABLES; SUMMARY

 4. Condensed Financial Information             CONDENSED FINANCIAL INFORMATION; YIELDS AND TOTAL RETURNS

 5. General

    (a)  Depositor                              CUNA MUTUAL LIFE INSURANCE COMPANY
    (b)  Registrant                             CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
    (c)  Portfolio Company                      Ultra  Series  Fund;  T.  Rowe  Price  International  Series,  Inc.;  MFS(R)
                                                Variable   Insurance   TrustSM;   Oppenheimer   Variable   Account  Funds,
                                                Templeton Variable Products Series Fund, Availability of Funds
    (d)  Fund Prospectus                        Ultra  Series  Fund;  T.  Rowe  Price  International  Series,  Inc.;  MFS(R)
                                                Variable   Insurance   TrustSM;   Oppenheimer   Variable   Account  Funds,
                                                Templeton Variable Products Series Fund ,Availability of Funds
    (e)  Voting Rights                          VOTING RIGHTS
    (f)  Administrators                         N/A

 6. Deductions and Expenses

    (a)  General                                CHARGES AND DEDUCTIONS
    (b)  Sales Load                             CHARGES AND DEDUCTIONS; SUMMARY
    (c)  Special Purchase Plan                  DESCRIPTION OF THE CONTRACT:  Purchase Payments; Transfer Privileges
    (d)  Commissions                            DISTRIBUTION OF THE CONTRACTS
    (e)  Expenses - Registrant                  CHARGES AND DEDUCTIONS
    (f)  Fund Expenses                          CHARGES AND DEDUCTIONS
    (g)  Organizational Expenses                N/A

7.  Contracts

    (a)                                         Persons     with     Rights
                                                SUMMARY; Addition, Deletion
                                                or      Substitution     of
                                                Investments; DESCRIPTION OF
                                                THE    CONTRACT;    Payment
                                                Options;   VOTING   RIGHTS;
                                                Death  Benefit  Before  the
                                                Annuity Date; Death Benefit
                                                After  the  Annuity   Date;
                                                Modification;  Election  of
                                                Annuity Payment Options
    (b)(i)Allocation of Purchase Payments       SUMMARY;  Purchase  Payments;  Free-Look  Period;  Allocation  of Purchase
                                                Payments
        (ii)Transfers                           SUMMARY; Transfer Privileges
        (iii)Exchanges                          Transfers, Assignments or Exchange of a Contract
    (c)  Changes                                Additions,  Deletions or Substitutions of Investments;  DESCRIPTION OF THE
                                                CONTRACT; Modification
    (d)  Inquiries                              Cover page; Inquiries

 8. Annuity Period                              SUMMARY; ANNUITY PAYMENT OPTIONS

 9. Death Benefit                               Death  Benefit  Before the Annuity  Date;  Death Benefit After the Annuity
                                                Date
10. Purchases and Contract Value

    (a)  Purchases                              SUMMARY;  Issuance of a Contract;  Purchase  Payments;  Free Look  Period;
                                                Allocation  of  Purchase  Payments;   Variable  Contract  Value;  Transfer
                                                Privileges
    (b)  Valuation                              DEFINITIONS; Variable Contract Value
    (c)  Daily Calculation                      DEFINITIONS; Variable Contract Value
    (d)  Underwriter                            Issuance of a Contract; Distribution of the Contracts

11. Redemptions

    (a)  By Owners                              SUMMARY; Transfer Privilege;  Surrenders and Partial Withdrawals;  Partial
                                                Withdrawals;  Annuity  Payments on the  Annuity  Date;  Payments;  ANNUITY
                                                PAYMENT OPTIONS; FEDERAL TAX MATTERS
         By Annuitant                           SUMMARY;   Transfer   Privilege;   Surrenders  and  Partial   Withdrawals;
                                                Proceeds on the Annuity Date; Payments;  ANNUITY PAYMENT OPTIONS;  FEDERAL
                                                TAX MATTERS
    (b)  Texas ORP                              N/A
    (c)  Check Delay                            Payments
    (d)  Lapse                                  Contract Loans
    (e)  Free Look                              SUMMARY; Free Look Period

12. Taxes                                       SUMMARY; FEDERAL TAX MATTERS

13. Legal Proceedings                           LEGAL PROCEEDINGS

14. Table of Contents for the
    Statement of Additional Information         Statement of Additional Information Table of Contents


PART B

Item of Form N-4                                     Part B Caption

15. Cover Page                                  Cover Page

16. Table of Contents                           Table of Contents

17. General Information and History             N/A

18. Services

    (a)  Fees and Expenses of Registrant        CHARGES AND DEDUCTIONS (prospectus)
    (b)  Management Contracts                   Termination of Participation Agreements
    (c)  Custodian                              N/A
           Independent Public Accountant        Experts
    (d) Assets of  Registrant                   CUNA Mutual Life  Variable  Annuity  Account (prospectus)
    (e) Affiliated  Persons                     CUNA MUTUAL LIFE INSURANCE COMPANY (prospectus)
    (f) Principal  Underwriter                  Distribution of the Contracts (prospectus)

19. Purchase of Securities Being Offered        Distribution of the Contracts (prospectus)
    Offering Sales Load                         N/A

20. Underwriters                                Distribution of the Contracts (prospectus)

21. Calculation of Performance Data             Calculation  of  Yields  and  Total  Returns;  YIELDS  AND  TOTAL  RETURNS
                                                (prospectus)

22. Annuity Payments                            Variable Annuity Payments; ANNUITY PAYMENT OPTIONS (prospectus)

23. Financial Statements                        FINANCIAL STATEMENTS


PART C -- OTHER INFORMATION
Item of Form N-4                                     Part C Caption

24. Financial Statements and Exhibits           Financial Statements and Exhibits
    (a)  Financial Statements                   (a)  Financial Statements
    (b)  Exhibits                               (b)  Exhibits

25. Directors and Officers of the Depositor     Directors and Officers of CUNA Mutual Life Insurance Company

26. Persons Controlled By or Under Common
    Control with the Depositor or Registrant    Persons  Controlled  By or Under  Common  Control  with the  Depositor  or
                                                Registrant

27. Number of Contractowners                    Number of Owners

28. Indemnification                             Indemnification

29. Principal Underwriters                      Principal Underwriter

30. Location of Accounts and Records            Location of Books and Records

31. Management Services                         Management Services

32. Undertakings                                Undertakings and Representations
    Signature Page                              Signatures

CUNA MUTUAL LIFE INSURANCE COMPANY                                    PROSPECTUS
2000 Heritage Way, Waverly, Iowa  50677
(319) 352-4090        (800) 798-5500                                 May 1, 1998
________________________________________________________________________________


This Prospectus describes the individual flexible premium deferred variable annuity contract, ("Contract") being offered by CUNA Mutual Life Insurance Company ("Company"). The Company may sell the Contract (1) to individuals, or
(2) to or in connection with retirement plans, including plans that qualify for special federal tax treatment under the Internal Revenue Code of 1986, as amended ("Code").

The Owner ("you") may allocate  purchase payments and Contract Values to either:
(1) one or more of the Subaccounts of the CUNA Mutual Life Variable Annuity Account ("Variable Account"), or (2) to the Guaranteed Interest Option, or (3) to both. The investment performance of the Funds in which you invest your money will affect the value of your Contract prior to the Annuity Date, except for amounts you invest in the Guaranteed Interest Option. You bear the entire investment risk on any amounts you allocate to the Variable Account.

The assets of each Subaccount of the Variable Account invest solely in a corresponding portfolio of Class Z of one of the following Funds:

Ultra Series Fund
   o      Capital Appreciation Stock Fund
   o      Growth and Income Stock Fund
   o      Balanced Fund
   o      Bond Fund
   o      Money Market Fund

T. Rowe Price International Series, Inc.
   o      International Stock Portfolio

MFS(R) Variable  Insurance  TrustSM  ("MFS  Variable  Insurance  Trust")
   o      MFS(R) World Governments  SeriesSM ("MFS World  Governments  Series")
   o      MFS(R) Emerging Growth Series SM ("MFS Emerging Growth Series")

Oppenheimer Variable Account Funds
   o      Oppenheimer High Income Fund

Templeton Variable Products Series Fund
   o     Templeton Developing Markets Fund: Class 2

Inside this Prospectus, you will find basic information about the Contract and the Variable Account that you should know before investing. The Statement of Additional Information ("SAI") contains supplemental information about the Contract and the Variable Account. You will find its table of contents on the last page of this Prospectus. The SAI has been filed with the Securities and Exchange Commission and is incorporated herein by reference.37 You may obtain a copy of the SAI (dated May 1, 1998, as supplemented from time to time) free of charge by contacting the Company at the address or telephone number shown above.

PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. This Prospectus must be accompanied by a current prospectus for the Ultra Series Fund, T. Rowe Price International Series, Inc., MFS Variable Insurance Trust, Oppenheimer Variable Account Funds, and Templeton Variable Products Series Fund.

Unlike credit union and bank accounts, Contract Value invested in the Variable Account is not insured. Investment of Contract Value in the Variable Account involves certain risks including loss of purchase payments (principal). Variable Contract Value is not deposited in or guaranteed by any credit union or bank and is not guaranteed by any government agency.

The Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

                                TABLE OF CONTENTS


EXPENSE TABLES...............................................................1

DEFINITIONS..................................................................4

SUMMARY......................................................................6
   The Contract..............................................................6
   Charges and Deductions....................................................6
   Annuity Provisions........................................................7
   Federal Tax Status........................................................7

CONDENSED FINANCIAL INFORMATION..............................................8

CUNA MUTUAL LIFE INSURANCE COMPANY, THE CUNA MUTUAL LIFE VARIABLE ANNUITY
  ACCOUNT, AND THE UNDERLYING FUNDS..........................................10
   CUNA Mutual Life Insurance Company........................................10
   CUNA Mutual Life Variable Annuity Account.................................10
   The Underlying Funds......................................................11
   The Ultra Series Fund.....................................................11
     Capital Appreciation Stock Fund.........................................11
     Growth and Income Stock Fund............................................11
     Balanced Fund...........................................................11
     Bond Fund...............................................................11
     Money Market Fund.......................................................12
   T. Rowe Price International Series, Inc...................................12
     International Stock Portfolio...........................................12
   MFS Variable Insurance Trust..............................................12
     MFS World Governments Series............................................12
     MFS Emerging Growth Series..............................................12
   Oppenheimer Variable Account Funds........................................12
     Oppenheimer High Income Fund............................................12
   Templeton Variable Products Series Fund...................................12
     Templeton Developing Markets Fund: Class 2..............................12
   Availability of the Funds.................................................13
   Resolving Material Conflicts..............................................13
   Addition, Deletion or Substitution of Investments.........................14

DESCRIPTION OF THE CONTRACT..................................................14
   Issuance of a Contract....................................................14
   Purchase Payments.........................................................15
   Right to Examine..........................................................15
   Allocation of Purchase Payments...........................................16
   Variable Contract Value...................................................16
   Transfer Privileges.......................................................17
   Surrenders and Partial Withdrawals........................................18
   Contract Loans............................................................20
   Death Benefit Before the Annuity Date.....................................20
   Death Benefit After the Annuity Date......................................22
   Annuity Payments on the Annuity Date......................................22
   Payments..................................................................22
   Modification..............................................................23
   Reports to Owners.........................................................23
   Inquiries.................................................................23

THE GUARANTEED INTEREST OPTION...............................................23
   Category 1................................................................23
     Guaranteed Interest Option Value........................................24
     Guarantee Periods.......................................................24
     Net Purchase Payment Preservation Program...............................25
     Interest Adjustment.....................................................25
   Category 2................................................................26
     Guaranteed Interest Option Value........................................26
     Guarantee Periods.......................................................26
     Net Purchase Payment Preservation Program...............................27
   Category 3................................................................27

CHARGES AND DEDUCTIONS.......................................................27
   Surrender Charge (Contingent Deferred Sales Charge).......................27
   Annual Contract Fee.......................................................28
   Asset-Based Administration Charge.........................................28
   Transfer Processing Fee...................................................28
   Lost Contract Request.....................................................28
   Mortality and Expense Risk Charge.........................................28
   Fund Expenses.............................................................29
   Premium Taxes.............................................................29
   Other Taxes...............................................................29

ANNUITY PAYMENT OPTIONS......................................................29
   Election of Annuity Payment Options.......................................29
   Fixed Annuity Payments....................................................30
   Variable Annuity Payments.................................................30
   Description of Annuity Payment Options....................................30

YIELDS AND TOTAL RETURNS.....................................................31

FEDERAL TAX MATTERS..........................................................32
   Introduction..............................................................32
   Tax Status of the Contract................................................33
   Taxation of Annuities.....................................................34
   Transfers, Assignments or Exchanges of a Contract.........................35
   Withholding...............................................................35
   Multiple Contracts........................................................35
   Taxation of Qualified Plans...............................................35
   Possible Charge for the Company's Taxes...................................37
   Other Tax Consequences....................................................37

DISTRIBUTION OF THE CONTRACTS................................................37

LEGAL PROCEEDINGS............................................................37

PREPARING FOR YEAR 2000......................................................37

VOTING RIGHTS................................................................38

COMPANY HOLIDAYS.............................................................38

FINANCIAL STATEMENTS.........................................................38

                                 EXPENSE TABLES

The following expense information assumes that the entire Contract Value is Variable Contract Value.

Owner Transaction Expenses

          Sales Charge Imposed on Purchase Payments                    None
          Maximum Surrender Charge(contingent deferred
            sales charge) as a percentage of purchase payments         7%
          Transfer Processing Fee                                      None*

Annual Contract Fee                                                    $30**

Variable Account Annual Expenses
         (as a percentage of net assets)

         Mortality and Expense Risk Charge                             1.25%
         Other Variable Account Expenses                               0.15%

         Total Variable Account Expenses                               1.40%

Annual Fund Expenses
         (as percentage of average net assets)

         Capital Appreciation Stock Fund
         Management Fees (investment advisory fees)                    0.80%
         Other Expenses                                                0.01%
         Total Annual Fund Expenses                                    0.81%

         Growth and Income Stock Fund
         Management Fees (investment advisory fees)                    0.60%
         Other Expenses                                                0.01%
         Total Annual Fund Expenses                                    0.61%

         Balanced Fund
         Management Fees (investment advisory fees)                    0.70%
         Other Expenses                                                0.01%
         Total Annual Fund Expenses                                    0.71%

         Bond Fund
         Management Fees (investment advisory fees)                    0.55%
         Other Expenses                                                0.01%
         Total Annual Fund Expenses                                    0.56%

         Money Market Fund
         Management Fees (investment advisory fees)                    0.45%
         Other Expenses                                                0.01%
         Total Annual Fund Expenses                                    0.46%

*The Company reserves the right to charge a $10 transfer fee on each transfer after the first 12 transfers in any Contract Year. (See SUMMARY, Charges and Deductions.)
**The Company does not deduct the annual Contract fee if the Contract Value is $25,000 or more. (See SUMMARY, Annual Contract Fee.)

         International Stock Portfolio
         Management Fees                                               1.05%
         Other Expenses                                                 .00%
         Total Annual Fund Expenses                                    1.05%

         MFS World Governments Series

         Management Fees                                               0.75%
         Other Expenses (after expense limitation)(1)                  0.25%(2)
         Total Annual Fund Expenses                                    1.00%
         (after expense limitation)


         MFS Emerging Growth Series

         Management Fees                                               0.75%
         Other Expenses (after expense limitation)(1)                  0.12%
         Total Annual Fund Expenses                                    0.87%
         (after expense limitation)


         Oppenheimer High Income Fund
         Management Fees (investment advisory fees)                    0.75%
         Other Expenses                                                0.06%
         Total Annual Fund Expenses                                    0.81%


         Templeton Developing Markets Fund: Class 2 (3)
         Management Fees (investment advisory fees)                    1.25%
         Other Expenses                                                0.33%
         12b-1 Fee                                                     0.25%
         Total Annual Fund Expenses                                    1.83%


(1) These Series have an expense offset arrangement which reduces the Series' custodian fee based upon the amount of cash maintained by the Series with its custodian and dividend disbursing agent, and may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the Series' expenses). Any such fee reductions are not reflected under "Other Expenses".

(2) The annual expenses listed for the MFS World Governments Series are net of certain reimbursements by its investment adviser. The investment adviser has agreed to bear, subject to reimbursement, until December 31, 2004, expenses of the World Governments Series such that the Series' aggregate operating expenses do not exceed 1.00%, on an annualized basis, of its average daily net assets. See "Information Concerning Shares of The Series
     - Expenses" in the prospectus of the MFS World Governments Series. For the 1997 fiscal year, absent this expense arrangement, the "Other Expenses" and the "Total Annual Fund Expenses" shown above would be .40% and 1.15%, respectively.

(3) Class 2 of the Fund has a distribution plan or "Rule 12b-1 Plan" which is described in the Fund's prospectus. Because Class 2 shares were not offered until May 1, 1997, figures (other than "Rule 12b-1 Fees") are estimates for 198 based on the historical expenses of the Fund's Class 1 shares for the fiscal year ended December 31, 1997.

Premium taxes may be applicable, depending on the laws of various jurisdictions.

Each underlying fund's management provided us with the expense information for these underlying funds. We have not independently verified this information.

The above tables are intended to assist you in understanding the costs and expenses that you will bear directly or indirectly. The tables reflect the expenses for the Variable Account and for each of the underlying Funds available as investment options for the fiscal year ended December 31, 1997. Expenses of the funds are not fixed or specified under the terms of the Contract, and actual expenses may vary. For a more complete description of the various costs and expenses see "Charges and Deductions" and the prospectuses for the Ultra Series Fund, the T. Rowe Price International Series, Inc., the MFS Variable Insurance Trust, the Oppenheimer Variable Account Funds, and the Templeton Variable Products Series Fund which accompany this Prospectus.

An Owner would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

1. If the Contract is surrendered (or annuitized under annuity option 1) at the end of the applicable time period:


Subaccount                       1 Year        3 Years      5 Years     10 Years
----------                       -----------------------------------------------
Capital Appreciation                 86            117          150          263
Growth and Income                    84            111          139          242
Balanced                             85            114          145          253
Bond                                 84            109          137          237
Money Market                         83            106          132          227
International Stock                  89            124          162          287
MFS World Governments                88            122          159          282
MFS Emerging Growth                  88            122          159          282
Oppenheimer High Income              86            117          150          263
Templeton Developing Markets         96            147          200          361

2. If the Contract is not surrendered or is annuitized (for annuity options 2 - 4) at the end of the applicable time period:

Subaccount                       1 Year        3 Years      5 Years     10 Years
----------                       ------        -------      -------     --------
Capital Appreciation                 72            123          263
Growth and Income                    21             66          112          242
Balanced                             22             69          118          253
Bond                                 21             64          110          237
Money Market                         20             61          105          227
International Stock                  26             79          135          287
MFS World Governments                25             77          132          282
MFS Emerging Growth                  25             77          132          282
Oppenheimer High Income              23             72          123          263
Templeton Developing Markets         33            102          173          361

The examples provided above assume that no transfer charges, premium taxes, or interest adjustment have been assessed. The examples also assume that the annual Contract fee is $30 and that the average Contract Value is $36,669, which translates the Contract fee into an assumed .0008181% charge for the purposes of the examples based on a $1,000 investment.


The examples should not be considered a representation of past or future expenses. The assumed 5% annual rate of return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than this assumed rate.

                                   DEFINITIONS

Accumulation Unit   A unit of measure used to calculate  Variable  Contract
                    Value.


Adjusted Contract   The Contract Value less applicable  premium tax not yet
Value               deducted,  less a pro-rated  portion of the annual Value
                    Contract  fee,  plus  or  minus  any   applicable   interest
                    adjustment, and (for annuity option 1) less any applicable surrender charges as of the Annuity Date.


Annuitant           The person or persons whose life (or lives)  determines  the annuity payment benefits payable under the Contract and whose death determines the death benefit. The maximum number of joint Annuitants is two and provisions referring to the death of an Annuitant mean the death of the last surviving
                    Annuitant.

Annuity Date        The date  when the  adjusted  Contract  Value  will be
                    applied under an annuity payment option, if the Annuitant is still living.

Annuity Unit        A unit of measure  used to calculate  variable  annuity
                    payments.

Beneficiary         The person to whom the  proceeds  payable on the death of an
                    Annuitant will be paid.

Code                The Internal Revenue Code of 1986, as amended.

Company             CUNA Mutual Life Insurance Company.

Contract            The same date in each  Contract  Year as the Contract  Date.
Anniversary

Contract Date       The date set  forth on the  specifications  page of the
                    Contract which is used to determine Contract Years and Contract Anniversaries.

Contract Year       A twelve-month period beginning on the Contract Date or
                    on a Contract Anniversary.

Contract Value      The total amount  invested  under the Contract.  It is
                    the  sum of the  Variable  Contract  Value,  the  Guaranteed
                    Interest Option Value and the balance of the Loan Account.

DCA One Year        A Dollar Cost  Averaging One Year  described in the
Guarantee  Period   Section  entitled THE Guarantee Period  GUARANTEED  INTEREST
                    OPTION.

Due Proof of Death  Proof of death  satisfactory  to the Company. Such proof may consist of the following if acceptable to the Company:

                           (a) a certified copy of the death record;
                           (b) a certified copy of a court decree reciting a finding of death;
                           (c) any other proof satisfactory to the Company.

Fund An investment portfolio (sometimes called a "Series") of Ultra Series Fund, T. Rowe Price International Series, Inc., MFS Variable Insurance Trust, Oppenheimer Variable Account Funds, Templeton Variable Products Series Fund or any other open-end management investment company or unit investment trust in which a Subaccount invests.

General Account     The assets of the Company other than those allocated to the
                    Variable Account or any other separate account of the Company.

Guarantee Amount    Any  portion of  Guaranteed  Interest  Option  Value
                    allocated to a particular Guarantee Period with a particular
                    expiration  date  (including   interest  thereon)  less  any
                    withdrawals therefrom.

Guarantee Period    A choice under the  Guaranteed  Interest  Option of a
                    specific number of years for which the Company agrees to credit a particular effective annual interest rate.

Guaranteed Interest An allocation  option under the Contract  funded by the
Option Company's General Account. It is not part of nor Option dependent upon the investment performance of the Variable Account.

Guaranteed Interest The value of the Contract in the Guaranteed Interest Option. Option Value

Home Office         The Company's  principal office at 2000 Heritage Way,
                    Waverly, Iowa 50677.

Loan Account        For any Contract, a portion of the Company's General Account to which Contract Value is transferred to provide collateral for any loan taken under the Contract.

Loan Amount         At any time other than a  Contract  Anniversary,  the
                    Contract Value in the Loan Account plus any interest charges accrued on such Contract Value up to that time.

Net Purchase        A purchase  payment less any premium taxes deducted from
Payment             purchase payments.

Non-Qualified       A contract that is not a "Qualified Contract."
Contract


Owner The person(s) ("you") who owns the Contract and who is entitled to exercise all rights and privileges provided in the Contract.


Payee               The Annuitant(s) during the annuity period.


Qualified Contract  A  contract  that is  issued  in  connection  with retirement plans that qualify for special federal income tax treatment under Sections 401, 403(b), 408, 408A or 457 of the Code.


SEC                 The U.S. Securities and Exchange Commission.

Series An investment portfolio (sometimes called a "Fund") of Ultra Series Fund, T. Rowe Price International Series, Inc., MFS Variable Insurance Trust, Oppenheimer Variable Account Funds, Templeton Variable Products Series Fund, or any other open-end management investment company or unit investment trust in which a Subaccount invests.

Subaccount          A subdivision of the Variable  Account,  the assets of which are invested in a corresponding underlying Fund.

Surrender Value     The  Contract  Value  plus  the  value of any paid up
                    annuity additions plus or minus any applicable interest adjustment, less any applicable surrender charges, premium taxes not previously deducted, and the annual Contract fee and Loan Amount.


Valuation Day       For each  Subaccount,  each  day on  which  the New York
                    Stock Exchange is open for business except for the holidays listed in the Prospectus under "Company Holidays" and any day that a Subaccount's corresponding Fund does not value its shares.


Valuation Period    The period that starts at 3:00 p.m.  central  time on one
                    Valuation Day and ends at 3:00 p.m. on the next succeeding Valuation Day.

Variable Account    CUNA Mutual Life Variable Annuity Account.

Variable Contract   The value of the Contract in the Variable Account.
Value

Written Notice      A Written Notice or request in a form satisfactory to the
                    Company which is signed by the Owner and received at the Home Office.

                                     SUMMARY

The Contract


Issuance of a Contract. The Company issues Contracts in connection with retirement plans that may or may not qualify for special federal tax treatment under the Code. (See DESCRIPTION OF THE CONTRACT, Issuance of a Contract.) Neither you nor the Annuitant may be older than age 85 (age 78 in Pennsylvania) on the Contract Date.

Right to Examine Period. You have the right to return the Contract within 10 days after you receive it. If you return the Contract, it will become void. The Company will refund to you the Contract Value as of the date the Contract is received at our Home office plus any premium taxes deducted. You are subject to market risk during the right to examine period. You may get back more or less than aggregate purchase payments you have made during this period. If required, the Company will instead return the purchase payment(s) to you. (See DESCRIPTION OF THE CONTRACT, Right to Examine.)

Purchase Payments. The minimum amount required to purchase a Contract depends upon several factors. Generally, you must make payments totaling $5,000 within the first 12 months of the Contract. Certain Qualified Contracts, Section 1035 contracts, and Contracts sold to employees have lower minimum purchase amounts. Unless you pay the minimum purchase amount in full at the time of application, an automatic purchase payment plan must be established resulting in the minimum purchase amount being paid before the end of the first 12 months of the Contract. The minimum purchase payment is $100, unless the payment is made through an automatic purchase payment plan, in which case the minimum is $25. (See DESCRIPTION OF THE CONTRACT, Purchase Payments.)

Allocation of Purchase Payments. You may allocate purchase payments to one or more of the Subaccounts of the Variable Account or to the Guaranteed Interest Option or to both. An allocation to a Subaccount must be in whole percentages and be at least 5% of the purchase payment. An allocation to the Guaranteed Interest Option must be at least $1,000 (lesser amounts received will be allocated to the Money Market Subaccount). In states where the Company must refund purchase payments if you exercise your right to examine and return the Contract, any portion of the initial Net Purchase Payment that you wish to allocate to a Subaccount will first be allocated to the Money Market Subaccount for a 20-day period following the Contract Date. After 20 days, we will allocate the amount in the Money Market Subaccount to the other Subaccounts you selected. Each Subaccount invests solely in a corresponding underlying Fund. The investment performance of the Fund(s) will affect the Subaccount in which you invest your money and your Contract Value. The Company will credit interest to amounts in the Guaranteed Interest Option at a guaranteed minimum rate of 3% per year, or a higher current interest rate declared by the Company. (See DESCRIPTION OF THE CONTRACT, Allocation of Purchase Payments.)

Transfers. On or before the Annuity Date, you may transfer all or part of the Contract Value between Subaccount(s) or the Guaranteed Interest Option, subject to certain restrictions.

Transfers to the Guaranteed Interest Option must be at least $1,000 (lesser amounts received will be allocated to the Money Market Subaccount). Transfers are not allowed to the DCA One Year Guarantee Period. Except for the DCA One Year Guarantee Period, you may only transfer amount(s) out of the Guaranteed Interest Option during the 30 days prior to the expiration of a Guarantee
Period. You may transfer amount(s) from the DCA One Year Guarantee Period throughout its Guarantee Period. No fee is charged for transfers, but the Company reserves the right to charge $10 for each transfer over 12 during a Contract Year. (See DESCRIPTION OF THE CONTRACT, Transfer Privilege.)

Partial Withdrawal. By Written Notice to the Company, you may withdraw part of the Surrender Value, subject to certain imitations. (See DESCRIPTION OF THE CONTRACT, Surrender and Partial Withdrawals.)

Surrender. By Written Notice to the Company on or before the Annuity Date, you may surrender the Contract and receive its Surrender Value. (See DESCRIPTION OF THE CONTRACT, Surrender and Partial Withdrawals.)


Charges and Deductions


The Contract contains the following charges and deductions:

Surrender Charge (Contingent Deferred Sales Charge). There are no sales charges deducted at the time purchase payments are made. However, a surrender charge is deducted when you surrender or partially withdraw purchase payment(s) within seven years of their being paid. Under certain circumstances, this charge may also be deducted from a death benefit payment or upon the election of certain annuity payment options.

The surrender charge is 7% of the amount of the payment withdrawn or surrendered within one year of having been paid. The surrender charge decreases by 1% for each full year that has passed since the payment was made. There is no surrender charge for withdrawing or surrendering Contract Value in excess of the total purchase payments received or on purchase payments that are more than seven years old. (See CHARGES AND DEDUCTIONS, Surrender Charge (Contingent Deferred Sales Charge).)

Subject to certain restrictions, for the first partial withdrawal (or surrender) in each Contract Year, 10% of total purchase payments subject to a surrender charge may be surrendered or withdrawn without a surrender charge. (See CHARGES AND DEDUCTIONS, Surrender Charge.) The surrender charge also may be waived in certain circumstances as provided in the Contracts.

Annual Contract Fee. The Contract has an annual Contract fee of $30. (This fee is waived if the Contract Value exceeds $25,000.) Prior to the Annuity Date, the Company deducts this fee from the Contract Value on each Contract Anniversary (or upon surrender of the Contract). After the Annuity Date, the Company deducts this fee from variable annuity payments made to you. A pro-rated portion of the fee is deducted upon annuitization of a Contract. (See CHARGES AND DEDUCTIONS, Annual Contract Fee.)


Mortality and Expense Risk Charge. The Company deducts a daily mortality and expense risk charge to compensate it for assuming certain mortality and expense risks. The charge is deducted from the Variable Account at a rate of 0.003425% per day which is an annual rate of 1.25% (approximately 0.85% for mortality risk and 0.40% for expense risk). (See CHARGES AND DEDUCTIONS, Mortality and Expense Risk Charge.)


Asset-Based Administration Charge. The Company deducts a daily administration charge to compensate it for certain expenses the Company incurs in administering the Contract. The charge is deducted from the Variable Account at an annual rate of 0.15%. (See CHARGES AND DEDUCTIONS, Asset-Based Administration Charge.)



Premium Taxes. Any state or other premium taxes applicable to a Contract are deducted: (a) from purchase payments as they are received, (b) from Contract Value upon surrender or partial withdrawal, (c) upon application of adjusted Contract Value to an annuity payment option, or (d) upon payment of a death benefit. The Company reserves the right to deduct premium taxes at the time it pays such taxes. (See CHARGES AND DEDUCTIONS, Premium Taxes.)


Annuity Provisions


You select the Annuity Date. For Non-Qualified Contracts, the Annuity Date must be on or prior to the later of (1) the Contract Anniversary following the Annuitant's 85th birthday or (2) 10 years after the Contract Date. For Qualified Contracts, the Annuity Date must be on or prior to: (1) the Annuitant reaching age 70 1/2 or (2) any other date meeting the requirements of the Code. You may change the Annuity Date as described in DESCRIPTION OF THE CONTRACT, Annuity Payments on the Annuity Date.

On the Annuity Date, the Adjusted Contract Value will be applied to an annuity payment option, unless you choose to receive the Surrender Value in a lump sum. (See ANNUITY PAYMENT OPTIONS.)


Federal Tax Status


Generally, any distribution from your Contract may result in taxable income. In certain circumstances, a 10% penalty tax may apply. For a further discussion of the federal income status of variable annuity contracts, see Federal Tax Matters.

                         CONDENSED FINANCIAL INFORMATION


The following information is a part of the financial statements of the Variable Account. The financial statements are included in the Statement of Additional Information. The table below gives per unit information about the financial history of each Subaccount for the fiscal years ended December 31, 1995, 1996, and 1997.


                                                                Capital Appreciation                     Growth and Income
                                                                  Stock Subaccount                       Stock Subaccount

                                                         1997          1996         1995            1997       1996         1995
                                                         ----          ----         ----            ----       ----         ----
Net asset value:

Beginning of period                                     $15.45        $12.90       $10.00          $15.36     $12.76        $9.82
End of period                                            20.05         15.45        12.90           19.91      15.36        12.76

Percentage increase in unit value during period         29.77%        19.77%       29.00%          29.62%     20.38%       29.90%

Number of units outstanding at end of period         6,732,473     4,495,720    2,024,589      14,176,543  8,541,383    2,807,876

                                                                Balanced Subaccount                      Bond Subaccount
                                                          1997          1996         1995           1997       1996        1995
                                                          ----          ----         ----           ----       ----        ----
    Net asset value:

    Beginning of period                                  $13.03        $11.92        $9.89         $11.52     $11.36       $9.89
    End of period                                         15.02         13.03        11.92          12.21      11.52       11.36

    Percentage increase in unit value during period      15.27%         9.31%        20.5%          5.99%      1.41%       14.9%

    Number of units outstanding at end of period     12,307,622     7,783,833    2,698,049      2,755,770  1,686,539     556,749

                                                              Money Market Subaccount                 International Subaccount

                                                          1997          1996         1995           1997        1996       1995
                                                          ----          ----         ----           ----        ----       ----
    Net asset value:

    Beginning of period                                 $10.91        $10.55       $10.16         $12.40      $10.96      $9.99
    End of period                                        11.31         10.91        10.55          12.61       12.40      10.96

    Percentage increase in unit value during period      3.67%         3.41%         3.8%          1.69%      13.14%      9.71%

    Number of units outstanding at end of period     1,551,829     1,492,704      637,911      4,373,475   2,683,277  1,090,681

                                                                 World Governments                      Emerging Growth
                                                                     Subaccount                            Subaccount

                                                          1997          1996       1995             1997         1996*
                                                          ----          ----       ----             ----         -----
    Net asset value:

    Beginning of period                                 $11.58        $11.29     $10.01           $10.08        $10.00
    End of period                                        11.29         11.58      11.29            12.12         10.08

    Percentage increase in unit value during period    (2.50)%         2.57%      12.8%           20.24%         0.80%

    Number of units outstanding at end of period     1,232,126     1,033,483    505,990        3,752,045     1,650,627

                                                                  Oppenheimer High                         Templeton Developing
                                                                 Income Subaccount                          Markets Subaccount
                                                            1997**                                        1997**
                                                            ------                                        ------
    Net asset value:
    Beginning of period                                     $10.00                                        $10.00
    End of period                                            10.99                                          6.64

    Percentage increase in unit value during period           9.9%                                      (33.60)%

    Number of units outstanding at end of period         1,234,868                                       458,727

 *1996 data is for the  eight-month  period  beginning May 1, 1996, and ending December 31, 1996.
**1997 data is for the eight-month  period beginning May 1, 1997, and ending December 31, 1997.

                       CUNA MUTUAL LIFE INSURANCE COMPANY,
               THE CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT, AND
                              THE UNDERLYING FUNDS

CUNA Mutual Life Insurance Company, the Company, is the insurer. CUNA Mutual Life Variable Annuity Account, the Variable Account, is a separate account of the Company. Five registered investment companies of the series type serve as underlying investment options for the Variable Account.

CUNA Mutual Life Insurance Company

CUNA Mutual Life Insurance Company is a mutual life insurance company organized under the laws of Iowa in 1879 and incorporated on June 21, 1882. The Home Office of the Company is located at 2000 Heritage Way, Waverly, Iowa 50677. The Company organized as a fraternal benefit society with the name "Mutual Aid Society of the Evangelical Lutheran Synod of Iowa and Other States," changed its name to "Lutheran Mutual Aid Society" in 1911, and reorganized as a mutual life insurance company called "Lutheran Mutual Life Insurance Company" on January 1, 1938. On December 28, 1984, the Company changed its name to "Century Life of America" and on December 31, 1996 the Company changed its name to "CUNA Mutual Life Insurance Company."


On July 1, 1990, the Company entered into a permanent affiliation with CUNA Mutual Insurance Society ("CUNA Mutual"), 5910 Mineral Point Road, Madison WI 53705. The terms of an Agreement of Permanent Affiliation provide for extensive financial sharing between the Company and CUNA Mutual of individual life insurance business through reinsurance arrangements, the joint development of business plans and distribution systems for individual insurance and other financial service products within the credit union system, and the sharing of certain resources and facilities. At the current time, all of the directors of the Company are also directors of CUNA Mutual and many of the senior executive officers of the Company hold similar positions with CUNA Mutual. The affiliation, however, is not a merger or consolidation. Both companies remain separate corporate entities and their respective Owners retain their voting rights. The Company and CUNA Mutual along with their subsidiaries are referred to herein as the "CUNA Mutual Group".

As of December 31, 1997, the Company had more than $3.4 billion in assets and more than $13.3 billion of life insurance in force. Effective March 17, 1997, and through the date of this Prospectus, A.M. Best rated the Company A
(Excellent). Effective February 11, 1997, and through the date of this Prospectus, Duff & Phelps rated the Company AA. These are the most recent ratings available as of the date of this Prospectus. Periodically, the rating agencies review the ratings of the Company. To obtain the most current ratings, contact the Company at the address or telephone number shown on the first page of this Prospectus.


The objective of Best's rating system is to evaluate the factors affecting overall performance of an insurance company and then provide an opinion of a company's financial strength and ability to meet its contractual obligations relative to other companies in the industry. The evaluation includes both quantitative and qualitative analysis of a company's financial and operating performance.

Duff & Phelps Credit Rating Co. rates insurance companies on their claims paying abilities. It bases these ratings on its assessment of the economic fundamentals of the company's principal lines of business, the company's competitive position, the company's management capability, the relationship of the company to its affiliates and the company's asset and liability management practices.


The Company and CUNA Mutual are members of the Insurance Marketplace Standards Association (IMSA). IMSA is a newly formed independent industry organization dedicated to the practice of high ethical standards in the sale of individually-sold life insurance and annuity products. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.


The Company owns a one-half interest in CIMCO Inc. (the Investment Adviser to the Ultra Series Fund). CUNA Mutual owns CUNA Mutual Investment Corporation, 5910 Mineral Point Road, Madison, Wisconsin, 53705. CUNA Mutual Investment Corporation owns CUNA Brokerage Services, Inc. (the principal underwriter for the Variable Account) and owns a one-half interest in CIMCO Inc. (the Investment Adviser to the Ultra Series Fund).

CUNA Mutual Life Variable Annuity Account

The Variable Account was established by the Company as a separate account on December 14, 1993. The Variable Account will receive and invest Net Purchase Payments made under the Contracts. In addition, the Variable Account may receive and invest purchase payments for other variable annuity contracts issued in the future by the Company.

Although the assets in the Variable Account are the property of the Company, the assets in the Variable Account attributable to the Contracts are not chargeable with liabilities arising out of any other business which the Company may conduct. The assets of the Variable Account are available to cover the general liabilities of the Company only to the extent that the Variable Account's assets exceed its liabilities arising under the Contracts and any other contracts supported by the Variable Account. The Company has the right to transfer to the General Account any assets of the Variable Account which are in excess of reserves and other Contract liabilities. All obligations arising under the Contracts are general corporate obligations of the Company.

The Variable Account is divided into Subaccounts. In the future, the number of Subaccounts may change. Each Subaccount invests exclusively in shares of a single corresponding Fund. The income, gains and losses, realized or unrealized, from the assets allocated to each Subaccount are credited to or charged against that Subaccount without regard to income, gains or losses from any other Subaccount.

The Variable Account has been registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Variable Account or of the Company by the SEC. The Variable Account is also subject to the laws of the State of Iowa which regulate the operations of insurance companies domiciled in Iowa.

The Underlying Funds

The Variable Account invests in the Ultra Series Fund (Class Z shares), the T. Rowe Price International Series, Inc., the MFS Variable Insurance Trust, the Oppenheimer Variable Account Funds, and the Templeton Variable Products Series Fund. Each is a management investment company of the series type with one or more investment portfolios or Funds. Each is registered with the SEC as an open-end, management investment company. Such registration does not involve supervision of the management or investment practices or policies of the companies or their Funds by the SEC.

The Ultra Series Fund currently has five Funds available as investment options under the Contracts, the T. Rowe Price International Series, Inc. has one Fund available as an investment option under the Contracts, the MFS Variable
Insurance Trust has two Funds available as investment options under the Contracts, the Oppenheimer Variable Account Funds has one fund available as an investment option under the Contracts and the Templeton Variable Products Series Fund has one fund available as an investment option under the Contracts. The Ultra Series Fund, MFS Variable Insurance Trust, Oppenheimer Variable Account Funds, and Templeton Variable Products Series Fund also have other Funds that are not available under the Contracts. All five investment companies may, in the future, create additional Funds or classes that may or may not be available as investment options under the Contracts. Each Fund has its own investment objective and the income, gains and losses for each Fund are determined separately for that Fund or class.

The investment objectives and policies of each Fund are summarized below. There is no assurance that any Fund will achieve its stated objectives. More detailed information, including a description of risks and expenses, may be found in the prospectuses for the Ultra Series Fund, the T. Rowe Price International Series, Inc., the MFS Variable Insurance Trust, the Oppenheimer Variable Account Funds, and the Templeton Variable Products Series Fund which must accompany or precede this Prospectus and which should be read carefully and retained for future reference.

The Ultra Series Fund


The Ultra Series Fund is a series fund with two classes of shares within each of five investment portfolios. Class C shares are offered to unaffiliated insurance company separate accounts and unaffiliated qualified retirement plans. Class Z shares are offered to CUNA Mutual Group affiliates separate accounts and qualified retirements plans. Currently, the Ultra Series Fund offers five Funds as investment options under the Policies.


Capital Appreciation Stock Fund. This Fund seeks a high level of long-term growth of capital. It pursues this objective by investing in common stocks, including those of smaller companies and of companies undergoing significant change.

Growth and Income Stock Fund. This Fund seeks long-term growth of capital with income as a secondary consideration. It pursues this objective by investing in common stocks of companies with financial and market strengths and long-term records of performance.

Balanced Fund. This Fund seeks a high total return through the combination of income and capital growth. It pursues this objective by investing in the types of common stocks owned by the Capital Appreciation Stock Fund and the Growth and Income Stock Fund, the type of bonds owned by the Bond Fund, and the type of money market instruments owned by the Money Market Fund.

Bond Fund. This Fund seeks a high level of current income, consistent with the prudent limitation of investment risk, through investment in a diversified portfolio of fixed-income securities with maturities of up to 30 years. It principally invests in securities of intermediate term maturities.

Money Market Fund. This Fund seeks high current income from money market instruments consistent with preservation of capital and liquidity. An investment in the Money Market Fund is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the Money Market Fund will be able to maintain a stable net asset value of $1.00 per share.

CIMCO Inc.  ("CIMCO") serves as Investment  Adviser to the Ultra Series Fund and
manages  its  assets  in  accordance   with  general   policies  and  guidelines
established by the trustees of the Ultra Series Fund.

T. Rowe Price International Series, Inc.

T. Rowe Price International Series, Inc. currently has one investment portfolio or Fund available as an investment option under the Contracts.

International  Stock  Portfolio.  This Fund  seeks  long-term  growth of capital
through  investments  primarily  in  common  stocks  of  established,   non-U.S.
companies.

Rowe Price-Fleming International, Inc. ("RPFI") serves as the investment adviser to the International Stock Portfolio and manages its assets in accordance with general policies and guidelines established by the board of directors of the T. Rowe Price International Series, Inc. RPFI was founded in 1979 as a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings Limited.

MFS Variable Insurance Trust

The MFS Variable Insurance Trust currently has two investment series or Funds available as investment options under the Contracts.

MFS World Governments Series. This Fund seeks not only preservation but also growth of capital, together with moderate current income.

MFS Emerging Growth Series. This Fund seeks long-term growth of capital through investments primarily in equity common stock of emerging growth companies.

Massachusetts Financial Services Company ("MFS") serves as the investment adviser to the MFS World Governments Series and MFS Emerging Growth Series and
manages its assets in accordance with general policies and guidelines established by the board of trustees of the MFS Variable Insurance Trust. MFS is a subsidiary of Sun Life Assurance Company of Canada (U.S.) which, in turn, is a wholly owned subsidiary of Sun Life Assurance Company of Canada.

Oppenheimer Variable Account Funds

The Oppenheimer Variable Account Funds currently has one investment series or Fund available as an investment options under the Contracts.

Oppenheimer High Income Fund. This Fund seeks a high level of current income from investments in high yield fixed-income securities. High Income Fund's investments include unrated securities or high risk securities in the lower rating categories, commonly known as "junk bonds," which are subject to a greater risk of loss of principal and nonpayment of interest than higher-rated securities.


Oppenheimer Funds, Inc. serves as the investment adviser to the Oppenheimer High Income Fund and manages its assets in accordance with general policies and guideline established by the board of trustees of the Oppenheimer Variable Account Funds. The Manager is owned by Oppenheimer Acquisition Corp., a holding company that is owned in part by senior officers of the Manager and controlled by Massachusetts Mutual Life Insurance Company.


Templeton Variable Products Series Fund


The Templeton Variable Products Series Fund currently has one investment series or Fund available as an investment option under the Contracts. This Fund is only available as an underlying investment of the Variable Account in which this Contract invests.


Templeton Developing Markets Fund: Class 2. This Fund seeks long-term capital appreciation by investing primarily in equity securities of issuers in countries having developing markets.

Class 2 of the Templeton Developing Markets Fund pays 0.25% of the average daily net assets of the Fund annually under a distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. Amounts paid under the 12b-1 Plan to the Company may be used for furnishing certain contract owner services or distribution activities.

Templeton Asset Management Ltd. serves as the investment adviser to the Templeton Developing Markets Fund: Class 2 and manages its assets and makes its investments decisions. Templeton Asset Management Ltd. is a Singapore corporation wholly owned by Franklin Resources, Inc., a publicly owned company. Resources' principal shareholders are Charles B. Johnson and Rupert H. Johnson Jr.

Availability of the Funds

The Variable Account purchases shares of the International Stock Portfolio, the MFS World Governments Series and the MFS Emerging Growth Series, the Oppenheimer High Income Fund, and the Templeton Developing Markets Fund: Class 2 in accordance with four participation agreements. One agreement is between the Company and the T. Rowe Price International Series, Inc. One agreement is between the Company and MFS Variable Insurance Trust. One agreement is between the Company and Oppenheimer Variable Account Funds. One agreement is between the Company, Templeton Variable Products Series Fund and the Fund's distributor. The termination provisions of these agreements vary. A summary of the termination provisions of these agreements may be found in the Statement of Additional Information.

If a participation agreement terminates, the Variable Account may not be able to purchase additional shares of the Fund(s) covered by that agreement. Likewise, in certain circumstances, it is possible that shares of a Fund may not be available to the Variable Account even if the participation agreement relating to that Fund has not been terminated. In either event, Owners will no longer be able to allocate purchase payments or transfer Contract Value to the Subaccount investing in that Fund.

Resolving Material Conflicts

The Ultra Series Fund. Because Class Z shares of the Ultra Series Fund are sold to the CUNA Mutual Group separate accounts to fund individual and group variable annuity contracts as well as individual variable life insurance contracts and qualified retirement plans sponsored by CUNA Mutual Group, and Class C shares of the Ultra Series Fund may be sold to unaffiliated insurance company separate accounts and qualified retirement plans, it is possible that material conflicts could arise because the Ultra Series Fund offers shares to (1) variable annuity contract owners (or participants under group variable annuity contracts) and variable life insurance contract owners, or (2) to support variable annuity and variable life insurance contracts of affiliated and unaffiliated insurance companies and (3) to support affiliated and unaffiliated qualified retirement plans. Such material conflicts could include, for example, differences in federal tax treatment of variable annuity contracts versus variable life insurance contracts. The Ultra Series Fund does not currently foresee any disadvantage to one category of investors vis-a-vis another arising from the fact that the Ultra Series Fund's shares support different types of variable insurance contracts. However, the Ultra Series Fund's Board of Trustees will continuously monitor events to identify any potential material conflicts that may arise between the interests of different categories or Classes of investors and to determine what action, if any, should be taken to resolve such conflicts. Such action may include redeeming shares of the Ultra Series Fund held by one or more of the separate accounts or qualified retirement plans involved in any material irreconcilable conflict.


The T. Rowe Price International Series, Inc., the MFS Variable Insurance Trust, the Oppenheimer Variable Account Funds, and the Templeton Variable Products Series Fund. The T. Rowe Price International Series, Inc. currently sells shares of the International Stock Portfolio to the Variable Account and to separate accounts of life insurance companies not affiliated with the Company to support other variable annuity and variable life contracts. The MFS Variable Insurance Trust currently sells shares of its MFS World Governments Series and its MFS Emerging Growth Series to the separate accounts of the Company for variable annuity Contracts and for variable universal life insurance Contracts, and to separate accounts of life insurance companies not affiliated with the Company to support other variable annuity contracts (and to MFS as a seed money investment). The Oppenheimer Variable Account Funds currently sells shares of its Oppenheimer High Income Fund to the separate accounts of the Company for variable annuity Contracts and for variable universal life insurance Contracts, and to separate accounts of life insurance companies not affiliated with the Company to support other variable annuity contracts. The Templeton Variable Products Series Fund currently sells shares of its Templeton Developing Markets
Fund: Class 2 to the separate accounts of the Company for variable annuity Contracts and for variable universal life insurance Contracts, and to separate accounts of life insurance companies not affiliated with the Company to support other variable annuity and variable life contracts. Shares of the International Stock Portfolio, the MFS World Governments Series, the MFS Emerging Growth Series, the Oppenheimer High Income Fund, and the Templeton Developing Markets
Fund: Class 2 may in the future be sold to other separate accounts of the Company and to separate accounts of other affiliated or unaffiliated life insurance companies to support other variable annuity or variable life insurance contracts. Shares of the MFS World Governments Series, the MFS Emerging Growth Series, the Oppenheimer High Income Fund and the Templeton Developing Markets
Fund: Class 2 also may in the future be sold to qualified retirement plans.

Currently, the Company does not foresee any disadvantages to Owners arising from the sale of such shares to support variable life insurance contracts or variable annuity contracts of other companies or to qualified retirement plans. However, the management of the T. Rowe Price International Series, Inc., the MFS Variable Insurance Trust, the Oppenheimer Variable Account Funds, and the Templeton Variable Products Series Fund will each monitor events related to their Funds in order to identify any material irreconcilable conflicts that might possibly arise as a result of the Fund's offering its shares to (1) support both variable life insurance Contracts and variable annuity Contracts, or (2) support the variable life insurance contracts and/or variable annuity contracts issued by various unaffiliated insurance companies. In addition, the management of the MFS Variable Insurance Trust, the Oppenheimer Variable Account Funds, and the Templeton Variable Products Series Fund will monitor the Trusts in order to identify any material irreconcilable conflicts that might possibly arise as a result of the sale of its shares to qualified retirement plans. In the event of such a conflict, the management of the appropriate Fund would determine what action, if any, should be taken in response to the conflict. In addition, if the Company believes that the response of the T. Rowe Price International Series, Inc., the MFS Variable Insurance Trust, the Oppenheimer Variable Account Funds, or the Templeton Variable Products Series Fund to any such conflict insufficiently protects Owners, it will take appropriate action on its own, including withdrawing the Variable Account's investment in the International Stock Portfolio, the MFS World Governments Series, the MFS Emerging Growth Series, the Oppenheimer High Income Fund or the Templeton Developing Markets
Fund: Class 2 as appropriate. (The prospectuses for the T. Rowe Price International Series, Inc., the MFS Variable Insurance Trust, the Oppenheimer Variable Account Funds, and the Templeton Variable Products Series Fund also address the material conflict issue.)

Addition, Deletion or Substitution of Investments

The Company reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares of a Fund that are held in the Variable Account or that the Variable Account may purchase. If the shares of a Fund are no longer available for investment or if, in the Company's judgment, further investment in any Fund should become inappropriate, the Company may redeem the shares, if any, of that Fund and substitute shares of another Fund. The Company will not substitute any shares attributable to a Contract's interest in a Subaccount without notice and prior approval of the SEC and state insurance authorities, to the extent required by the 1940 Act or other applicable law.

The Company also reserves the right to establish additional Subaccounts of the Variable Account, each of which would invest in shares of a new corresponding Fund having a specified investment objective. The Company may, in its sole discretion, establish new Subaccounts or eliminate or combine one or more Subaccounts if marketing needs, tax considerations or investment conditions warrant. Any new Subaccounts may be made available to existing Owners on a basis to be determined by the Company. Subject to obtaining any approvals or consents required by applicable law, the assets of one or more Subaccounts may be transferred to any other Subaccount if, in the sole discretion of the Company, marketing, tax, or investment conditions warrant.

In the event of any such substitution or change, the Company (by appropriate endorsement, if necessary) may change the Contract to reflect the substitution or change.

If the Company considers it to be in the best interest of Owners and Annuitants, and subject to any approvals that may be required under applicable law, the Variable Account may be operated as a management investment company under the 1940 Act, it may be deregistered under the 1940 Act if registration is no longer required, it may be combined with other Company separate accounts, or its assets may be transferred to another separate account of the Company. In addition, the Company may, when permitted by law, restrict or eliminate any voting rights of Owners or other persons who have such rights under the Contracts.

                           DESCRIPTION OF THE CONTRACT

Issuance of a Contract

In order to purchase a Contract, application must be made to the Company through a licensed representative of the Company, who is also a registered representative of CUNA Brokerage Services, Inc. ("CUNA Brokerage") or a broker-dealer having a selling agreement with CUNA Brokerage or a broker-dealer having a selling agreement with such broker-dealer. Contracts may be sold to or in connection with retirement plans that do not qualify for special tax treatment as well as retirement plans that qualify for special tax treatment under the Code. Neither the Owner nor the Annuitant may be older than age 85 (age 78 in Pennsylvania) on the Contract Date.

Purchase Payments

The minimum amount required to purchase a Contract depends upon several factors. The minimum purchase amount the Company must receive during the first 12 months of the Contract is:

         o        $5,000 for a Contract other than those specified below.


         o $2,000 for Contracts that qualify for special federal income tax treatment under Sections 401, 408, 408A, or 457 of the Code. This category includes qualified pension plans, individual retirement accounts, and certain deferred compensation plans.


         o $300 for Contracts that qualify for special federal income tax treatment under Section 403(b) of the Code. This category includes tax-sheltered annuities.

         o The value of a Contract exchanged pursuant to Section 1035 of the Code, if the Company had approved the transaction prior to the exchange.

         o $600 for a Contract sold to employees of the Company and its subsidiaries, to employees of CUNA Mutual and its subsidiaries, and to registered representatives and other persons associated with CUNA Brokerage. This category includes both individual retirement accounts and non-individual retirement accounts.

Unless the minimum purchase amount specified above already has been paid in full at the time of application, an automatic purchase payment plan must be established to schedule regular payments during the first 12 months of the Contract. Under the Company's automatic purchase payment plan, the Owner can select a monthly payment schedule pursuant to which purchase payments will be automatically deducted from a credit union or bank account or other source.

The regular payment schedule established under the automatic purchase plan must total at least the amount shown above as a minimum purchase amount. For example, if $5,000 is the required minimum purchase amount, a $2,000 payment at the time of application and an automatic payment plan amount of $272.73 a month for the next 11 months would be sufficient. Similarly, if $2,000 is the required minimum purchase amount, an initial purchase payment of $166.74 and an automatic payment plan amount of $166.66 for each of the next 11 months would be sufficient. (Tax law does not permit the Company to accept more than $2,000.00 for an individual retirement account, except in the case of a rollover or transfer.)

The minimum size for an initial purchase payment and subsequent purchase payment is $100, unless the payment is made through an automatic purchase payment plan in which case the minimum size is $25. Purchase payments may be made at any time during the Annuitant's lifetime and before the Annuity Date. Additional purchase payments after the initial purchase payment are not required.

The Company reserves the right not to accept (1) purchase payments received after the Contract Anniversary following the Annuitant's 85th birthday (78th birthday in Pennsylvania), (2) purchase payments of less than $100, and (3) purchase payments in excess of $1 million. Also, the Company reserves the right to change the size of minimum payments and, with respect to Contracts not yet issued, the size of the minimum purchase amounts.

The Company reserves the right, if allowed by state law, to terminate a Contract and pay the Contract Value to the Owner if: (1) no purchase payments have been received during the prior 24 months, and (2) aggregate purchase payments up to the time of termination total less than $2,000, and (3) Contract Value is less than $2,000. Since the charges imposed on such a Contract will be significant, only those with the financial capability to keep an annuity in place for a substantial period should purchase an annuity.


Right to Examine

The Contract provides for an initial "right to examine" period. The Owner has the right to return the Contract within 10 days of receiving it. In some states, this period may be longer than 10 days.

In all states except Georgia, Idaho, Michigan, Nevada, North Carolina, Oklahoma, South Carolina, Utah, and Washington: The Owner is subject to market risk during the Right to Examine period. When the Company receives the returned Contract or when the sales representative who sold the Contract receives the returned Contract before the end of the Right to Examine period, the Company will cancel the Contract and refund to the Owner an amount equal to the Contract Value as of the date the returned Contract is received in the Home Office plus any premium taxes deducted for all plan types except IRAs. This amount may be more or less than the aggregate amount of purchase payments made up to that time. For IRAs, aggregate purchase payments are returned.

In the states of Georgia, Idaho, Michigan, Nevada, North Carolina, Oklahoma, South Carolina, Utah, and Washington: When the Company receives the returned Contract or when the sales representative who sold the contract receives the returned contract before the end of the Right to Examine period, the Company will cancel the Contract and refund to the Owner an amount equal to aggregate purchase payments made. In these states, the initial purchase payments will be allocated to the money market subaccount for 20 days following the Contract Date.


Allocation of Purchase Payments

At the time of application, the Owner selects how the initial Net Purchase Payment is to be allocated among the Subaccounts and the Guaranteed Interest Option. An allocation to a Subaccount must be for at least 5% of a purchase payment and be in whole percentages. An allocation to the Guaranteed Interest Option must be for at least $1,000.

If the application for a Contract is properly completed and is accompanied by all the information necessary to process it, including payment of the initial purchase payment, the initial Net Purchase Payment will be allocated, as designated by the Owner, to one or more of the Subaccounts or to the Guaranteed Interest Option within two Valuation Days of receipt of such purchase payment by the Company at its Home Office. If the application is not properly completed, the Company reserves the right to retain the purchase payment for up to five Valuation Days while it attempts to complete the application. If the application is not complete at the end of the 5-day period, the Company will inform the applicant of the reason for the delay and the initial purchase payment will be returned immediately, unless the applicant specifically consents to the Company retaining the purchase payment until the application is complete. Once the application is complete, the initial Net Purchase Payment will be allocated as designated by the Owner within two Valuation Days.


Notwithstanding the foregoing, in jurisdictions where the Company must refund aggregate purchase payments in the event the Owner exercises the right to examine, any portion of the initial Net Purchase Payment to be allocated to a Subaccount will be allocated to the Money Market Subaccount for a 20-day period following the Contract Date. At the end of that period, the amount in the Money Market Subaccount will be allocated to the Subaccounts as designated by the Owner based on the proportion that the allocation percentage for each such Subaccount bears to the sum of the allocation percentages.


Any subsequent Net Purchase Payments will be allocated as of the end of the Valuation Period in which the subsequent Net Purchase Payment is received by the Company and will be allocated in accordance with the allocation schedule in effect at the time the purchase payment is received. However, Owners may direct individual payments to a specific Subaccount or to the Guaranteed Interest Option (or any combination thereof) without changing the existing allocation schedule. The allocation schedule may be changed by the Owner at any time by Written Notice. Changing the purchase payment allocation schedule will not change the allocation of existing Contract Value among the Subaccounts or the Guaranteed Interest Option.

The Contract Values allocated to a Subaccount will vary with that Subaccount's investment experience, and the Owner bears the entire investment risk. Owners should periodically review their purchase payment allocation schedule in light of market conditions and their overall financial objectives.

Variable Contract Value

The Variable Contract Value will reflect the investment experience of the selected Subaccounts, any Net Purchase Payments paid, any surrenders or partial withdrawals, any transfers, and any charges assessed in connection with the Contract. There is no guaranteed minimum Variable Contract Value, and, because a Contract's Variable Contract Value on any future date depends upon a number of variables, it cannot be predetermined.

Calculation of Variable Contract Value. The Variable Contract Value is determined at the end of each Valuation Period. The value will be the aggregate of the values attributable to the Contract in each of the Subaccounts, determined for each Subaccount by multiplying that Subaccount's unit value for the relevant Valuation Period by the number of Accumulation Units of that Subaccount allocated to the Contract.

Determination of Number of Accumulation Units. Any amounts allocated or transferred to the Subaccounts will be converted into Subaccount Accumulation Units. The number of Accumulation Units to be credited to a Contract is determined by dividing the dollar amount being allocated or transferred to a Subaccount by the Accumulation Unit value for that Subaccount at the end of the Valuation Period during which the amount was allocated or transferred. The number of Accumulation Units in any Subaccount will be increased at the end of the Valuation Period by any Net Purchase Payments allocated to the Subaccount during the current Valuation Period and by any amounts transferred to the Subaccount from another Subaccount or from the Guaranteed Interest Option during the current Valuation Period.

Any amounts transferred, surrendered or deducted from a Subaccount will be processed by canceling or liquidating Accumulation Units. The number of Accumulation Units to be canceled is determined by dividing the dollar amount being removed from a Subaccount by the Accumulation Unit value for that Subaccount at the end of the Valuation Period during which the amount was removed. The number of Accumulation Units in any Subaccount will be decreased at the end of the Valuation Period by: (a) any amounts transferred (including any applicable transfer fee) from that Subaccount to another Subaccount or to the Guaranteed Interest Option, (b) any amounts withdrawn or surrendered during that Valuation Period, (c) any surrender charge, annual Contract fee or premium tax assessed upon a partial withdrawal or surrender, and (d) the annual Contract fee, if assessed during that Valuation Period.

Determination of Accumulation Unit Value. The Accumulation Unit value for each Subaccount's first Valuation Period was set at $10. The Accumulation Unit value for a Subaccount is calculated for each subsequent Valuation Period by subtracting (2) from (1) and dividing the result by (3), where:

         (1)      Is the result of:

                  (a) the net assets of the Subaccount (i.e., the aggregate value of underlying Fund shares or units held by the Subaccount) as of the end of the Valuation Period;

                  (b) plus or minus the net charge or credit with respect to any taxes paid or any amount set aside as a provision for taxes during the Valuation Period that the Company determines to be attributable to the operations of the Subaccount.

         (2) The cumulative unpaid daily charge for mortality and expense risks and for administration multiplied by the number of days in the Valuation Period.

         (3) The number of Accumulation Units outstanding as of the end of the Valuation Period.

Transfer Privileges

General. Before the Annuity Date and subject to the restrictions described below, the Owner may transfer all or part of the amount in a Subaccount or the Guaranteed Interest Option to another Subaccount or the Guaranteed Interest Option.

Transfers to the Guaranteed Interest Option must be at least $1,000 (lesser amounts received will be allocated to the Money Market Subaccount). Transfers are not allowed to the DCA One Year Guarantee Period. Except for the DCA One Year Guarantee Period, transfers out of the Guaranteed Interest Option are only permitted during the 30-day period prior to the expiration of a Guarantee Period. Transfers from the DCA One Year Guarantee Period may be made throughout its Guarantee Period Transfers will be made as of the Valuation Day on which Written Notice requesting such transfer is received by the Company if received before 3:00 p.m. Central Time. Transfers will be made as of the Valuation Day next following the day on which Written Notice requesting such transfer is received if received after 3:00 p.m. Central Time. Subject to the foregoing restrictions, there currently is no limit on the number of transfers that can be made among or between Subaccounts or to or from the Guaranteed Interest Option.

Transfers may be made based upon instructions given by written request or by telephone. The Company will only honor telephone transfer requests if it has a currently valid telephone transfer authorization form on file signed by the Owner(s). A telephone transfer authorization form received by the Company at the Home Office is valid until it is rescinded or revoked in writing by the Owner(s) or until a subsequently dated form signed by the Owner(s) is received at the Home Office. If a currently valid telephone transfer authorization form is on file, the Company may act upon the instructions of any one Owner. The Company is not responsible for inability to receive an Owner's instructions because of busy telephone lines or malfunctioning telephone equipment.

The Company will send a written confirmation of all transfers made pursuant to telephone instructions. The Company may also require a form of personal identification prior to acting on instructions received by telephone and tape record instructions received by telephone. If the Company follows these procedures, it will not be liable for any losses to Owners due to unauthorized or fraudulent instructions.

The Company reserves the right to modify, restrict, suspend or eliminate the transfer privileges (including the telephone transfer facility) at any time, for any class of Contracts, for any reason. In particular, the Company reserves the right to not honor transfers requested by a third party holding a power of attorney from an Owner where that third party requests simultaneous transfers on behalf of the Owners of two or more Contracts.

Transfer Fee. No charge is made for transfers, however, the Company reserves the right to charge $10 for each transfer after the 12th during a Contract Year. (See CHARGES AND DEDUCTIONS.)


Dollar-Cost Averaging. If elected at the time of the application or at any time thereafter by written request, an Owner may systematically or automatically transfer (on a monthly, quarterly, semi-annual or annual basis) specified dollar amounts from the Money Market Subaccount or the DCA One Year Guarantee Period to other Subaccounts. This is known as the dollar-cost averaging method of investment. The fixed dollar amount will purchase more Accumulation Units of a Subaccount when their value is lower and fewer units when their value is higher. Over time, the cost per unit averages out to be less than if all purchases had been made at the highest value and greater than if all purchases had been made at the lowest value. The dollar-cost averaging method of investment reduces the risk of making purchases only when the price of Accumulation Units is high. It does not assure a profit or protect against a loss in declining markets.

The minimum transfer amount for dollar-cost averaging is the equivalent of $100 per month. If less than $100 remains in the Money Market or DCA One Year Guarantee Period, the entire amount will be transferred. The amount transferred to a Subaccount must be at least 5% of the amount transferred and must be stated in whole percentages. An amount transferred to the Guaranteed Interest Option must be at least $1,000 (lesser amounts received will be transferred to the Money Market Subaccount).

Once elected, dollar-cost averaging remains in effect until the earliest of these events: (1) the Variable Contract Value in the Money Market Subaccount or the value in the DCA One Year Guarantee Period is depleted to zero; (2) the Owner cancels the election (by Written Notice or by telephone if the Company has the Owner's telephone authorization form on file); or (3) for three successive months, the Variable Contract Value in the Money Market Subaccount or the value in the DCA One Year Guarantee Period has been insufficient to implement the dollar-cost averaging instructions the Owner has given to the Company. The Company will notify the Owner when dollar-cost averaging is no longer in effect. There is no additional charge for using dollar-cost averaging. The Company reserves the right to discontinue offering the dollar-cost averaging facility at any time and for any reason.

Other Types of Automatic Transfers. If elected at the time of the application or at any time thereafter by written request, an Owner may systematically or automatically transfer (on a monthly, quarterly, semi-annual or annual basis) Variable Contract Value from one Subaccount to another. Amounts may also be automatically transferred from the DCA One Year Guarantee Period to one or more Subaccounts. Such automatic transfers may be requested on the following basis:
(1) as a specified dollar amount, (2) as a specified number of Accumulation Units, (3) as a specified percent of Variable Contract Value in a particular Subaccount, or (4) in an amount equal to the excess of a specified amount of Variable Contract Value in a particular Subaccount.

The minimum automatic transfer amount is the equivalent of $100 per month. If less than $100 remains in the Subaccount or DCA One Year Guarantee Period from which transfers are being made, the entire amount will be transferred. The amount transferred to a Subaccount must be at least 5% of the amount transferred and must be stated in whole percentages. An amount transferred to the Guaranteed Interest Option must be at least $1,000. Once elected, automatic transfers remain in effect until the earliest of these events: (1) the Variable Contract Value in the Subaccount or DCA One Year Guarantee Period from which transfers are being made is depleted to zero; (2) the Owner cancels the election (by Written Notice or by telephone if the Company has the Owner's telephone authorization form on file); or (3) for three successive months, the Variable Contract Value in the Subaccount from which transfers are being made has been insufficient to implement the automatic transfer instructions the Owner has given to the Company. The Company will notify the Owner when automatic transfer instructions are no longer in effect. There is no additional charge for using automatic transfers. The Company reserves the right to discontinue offering the automatic transfer facility at any time and for any reason.

Automatic Personal Portfolio Rebalancing Service. If elected at the time of the application or requested at any time thereafter by Written Notice, an Owner may instruct the Company to automatically transfer (on a monthly, quarterly, semi-annual or annual basis) Variable Contract Value between and among specified Subaccounts in order to achieve a particular percentage allocation of Variable Contract Value among such Subaccounts. Such percentage allocations must be in whole percentages and be at least 5% per allocation. Owners may start and stop automatic Variable Contract Value rebalancing at any time and may specify any percentage allocation of Contract Value between or among as many Subaccounts as are available at the time the rebalancing is elected. (If an Owner elects automatic Variable Contract Value rebalancing without specifying such percentage allocation(s), the Company will allocate Variable Contract Value in accordance with the Owner's currently effective purchase payment allocation schedule.) There is no additional charge for using Variable Contract Value rebalancing.

Surrenders and Partial Withdrawals

Surrender. At any time before the Annuity Date, the Owner may surrender the Contract for its Surrender Value. The Surrender Value will be determined as of the Valuation Day on the date Written Notice requesting surrender and the Contract are received at the Company's Home Office. The Surrender Value will be paid in a lump sum unless the Owner requests payment under an annuity payment option. A surrender may have adverse federal income tax consequences, including a penalty tax. (See FEDERAL TAX MATTERS, Taxation of Annuities.)

Partial Withdrawals. At any time before the Annuity Date, an Owner may make withdrawals of the Surrender Value in any Contract Year. There is no minimum amount which may be withdrawn but the maximum amount is that which would leave the remaining Surrender Value equal to $2,000. A partial withdrawal request that would reduce the Surrender Value to less than $2,000 is treated as a request for a full surrender of the Contract. The Company will withdraw the amount requested from the Contract Value as of the Valuation Day Written Notice requesting the partial withdrawal is received. Any applicable interest adjustment will be deducted from the remaining Contract Value. (See THE GUARANTEED INTEREST OPTION, Interest Adjustment.) Any applicable surrender charge also will be deducted from the remaining Contract Value. (See CHARGES AND DEDUCTIONS, Surrender Charge.)

The Owner may specify the amount of the partial withdrawal to be made from Subaccounts or Guarantee Amounts. If the Owner does not so specify, or if the amount in the designated Subaccounts or Guarantee Amount is inadequate to comply with the request, the partial withdrawal will be made from each Subaccount and each Guarantee Amount based on the proportion that the value in such Subaccount or Guarantee Amount bears to the total Contract Value immediately prior to the partial withdrawal.

A partial withdrawal may have adverse federal income tax consequences, including a penalty tax. (See FEDERAL TAX MATTERS, Taxation of Annuities.)

Surrender and Partial Withdrawal Restrictions. The Owner's right to make surrenders and partial withdrawals is subject to any restrictions imposed by applicable law or employee benefit plan.

Restrictions on Distributions from Certain Types of Contracts. There are certain restrictions on surrenders of and partial withdrawals from Contracts used as funding vehicles for Code Section 403(b) retirement programs. Section 403(b)(11) of the Code restricts the distribution under Section 403(b) annuity contracts of: (i) elective contributions made in years beginning after December 31, 1988;
(ii) earnings on those contributions; and (iii) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distributions of those amounts may only occur upon the death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

Other restrictions with respect to the election, commencement, or distribution of benefits may apply under Qualified Contracts or under the terms of the plans in respect of which Qualified Contracts are issued.

Systematic Withdrawals. If elected at the time of the application or requested at any time thereafter by Written Notice, an Owner may elect to receive periodic partial withdrawals under the Company's systematic withdrawal plan. Under the systematic withdrawal plan, the Company will make partial withdrawals (on a monthly, quarterly, semi-annual or annual basis) from designated Subaccounts as specified by the Owner. Such withdrawals must be at least $100 each and may only be made from Variable Contract Value. Generally, owners must be at least age 59 1/2 to participate in the systematic withdrawal plan unless they elect to receive substantially equal periodic payments.

The withdrawals may be requested on the following basis: (1) as a specified dollar amount, (2) as a specified whole number of Accumulation Units, (3) as a specified whole percent of Variable Contract Value in a particular Subaccount,
(4) in an amount equal to the excess of a specified amount of Variable Contract Value in a particular Subaccount, and (5) in an amount equal to an Owner's required minimum distribution under the Code.

Participation in the systematic withdrawal plan will terminate on the earliest of the following events: (1) the Variable Contract Value in a Subaccount from which partial withdrawals are being made becomes zero, (2) a termination date specified by the Owner is reached, (3) the Owner requests that his or her participation in the plan cease, or (4) a surrender charge would be applicable to amounts being withdrawn (i.e., partial withdrawals under the systematic withdrawal plan may not include amounts subject to the surrender charge). With regard to (4), an Owner may, by Written Notice, request that systematic withdrawals continue even though a surrender charge is deducted in connection with such withdrawals. Also with regard to (4), if necessary to meet the required minimum distribution under the Code or if necessary to make substantially equal payments as required under the Code, the Company will continue systematic withdrawals even though a surrender charge is deducted.

There are federal income tax consequences to partial withdrawals through the systematic withdrawal plan and Owners should, therefore, consult with their tax adviser before electing to participate in the plan. The Company reserves the right to discontinue offering the systematic withdrawal plan at any time.

Contract Loans

Owners of Contracts issued in connection with retirement programs meeting the requirements of Section 403(b) of the Code (other than those programs subject to Title 1 of the Employee Retirement Income Security Act of 1974) may borrow from the Company using their Contracts as collateral. Loans such as these are subject to the provisions of any applicable retirement program and to the Code. Owners should, therefore, consult their tax and retirement plan advisers prior to taking a Contract loan.

At any time, Owners may borrow the lesser of (1) the maximum loan amount permitted under the Code, or (2) 90% of the Surrender Value of their Contract. Loans in excess of the maximum amount permitted under the Code may be treated as a taxable distribution rather than a loan. The Company will only make Contract loans after approving a written application by the Owner. The written consent of all assignees and irrevocable beneficiaries must be obtained before a loan will be given.

When a loan is made, the Company transfers an amount equal to the amount borrowed from Variable Contract Value or Guaranteed Interest Option value to the Loan Account. The Loan Account is part of the Company's General Account and Contract Value in the Loan Account does not participate in the investment experience of any Subaccount or Guarantee Account. The Owner must indicate in the loan application from which Subaccounts or Guarantee Amounts, and in what amounts, Contract Value is to be transferred to the Loan Account. In the absence of any such instructions from the Owner, the transfer(s) are made pro-rata from all Subaccounts having Variable Contract Value and from all Guarantee Amounts. Loans may be repaid by the Owner at any time before the Annuity Date. Upon the repayment of any portion of a loan, an amount equal to the repayment will be transferred from the Loan Account to the Subaccount(s) or Guarantee Accounts designated by the Owner or according to the Owner's current purchase payment allocation instructions. Loan repayments may not be allocated to the DCA One Year Guarantee Period Account.


The Company charges interest on Contract loans at an effective annual rate of 6.5%. The Company pays interest on the Contract Value in the Loan Account at rates it determines from time to time but never less than an effective annual rate of 3.0%. This rate may change at the Company's discretion and Owners should request current interest rate from the Company or Representative or by calling the Company at (800) 798-5500. Consequently, the net cost of a loan is the difference between 6.5% and the rate being paid from time to time on the Contract Value in the Loan Account. Interest on Contract loans accrues on a daily basis from the date of the loan and is due and payable at the end of each Contract Year. If the Owner does not pay the interest due at that time, an amount equal to such interest less interest earned on the Contract Value in the Loan Account is transferred from his or her Variable Contract Value or Guaranteed Interest Option Value (as described above for the loan itself) to the Loan Account. This transfer will therefore increase the loan amount.


If at any time, the loan amount causes the Surrender Value to be equal to or less than zero, the Contract will be in default. In this event, the Company will send a Written Notice of default to the Owner stating the amount of loan repayment needed to reinstate the Contract and the Owner will have 60 days, from the day the notice is mailed, to pay the stated amount. If the Company does not receive the required loan repayment within 60 days, it will terminate the Contract without value. Principal and interest must be repaid in substantially level payments made no less frequently than quarterly over a five-year period (or, if the loan is used to acquire the Owner's principal residence, a 10, 15 or 20-year period but not beyond the year the Owner attains age 70 1/2). The Owner is allowed a 60-day grace period from the end of quarter installment due date. If the amount due by the end of the quarter is not received within the grace period, a deemed distribution of the entire amount of the outstanding principal, interest due, and any applicable charges under this Contract, including any withdrawal charge, will be made. This deemed distribution may be subject to income and penalty tax under the Code and may adversely affect the treatment of the Contract under Code Section 403(b).

Any loan amount outstanding upon the death of the Owner or Annuitant is deducted from any death benefit paid. In addition, a Contract loan, whether or not repaid, will have a permanent effect on the Contract Value because the investment experience of the Variable Account and the interest rates applicable to Guarantee Accounts do not apply to the portion of Contract Value transferred to the Loan Account. The longer the loan remains outstanding, the greater this effect is likely to be.

Death Benefit Before the Annuity Date

Death of an Owner. If any Owner dies prior to the Annuity Date, any surviving Owner becomes the sole Owner. If there is no surviving Owner, the Annuitant becomes the new Owner unless the deceased Owner was also the Annuitant. If the sole deceased Owner was also the Annuitant, then the provisions relating to the death of an Annuitant (described below) will govern unless the deceased Owner was one of two joint Annuitants. In the latter event, the surviving Annuitant becomes the Owner.

The following options are available to sole surviving Owners or new Owners:

     (1) If the Owner is the spouse of the deceased Owner, he or she may continue the Contract as the new Owner.

     (2)  If the Owner is not the spouse of the deceased Owner:

          (a) he or she may elect, within 60 days of the date the Company receives Due Proof of Death, to receive the Surrender Value in a single sum within 5 years of the deceased Owner's death; or


          (b) he or she may elect, within 60 days of the date the Company receives Due Proof of Death, to apply the Surrender Value within 1 year of the deceased Owner's death to one of the annuity payment options provided that payments under the option are payable over the new Owner's life or over a period not greater than the new Owner's life expectancy.;


If he or she does not elect one of the above options, the Company will pay the Surrender Value five years from the date of the deceased Owner's death.

Under any of these options, sole surviving Owners or new Owners may exercise all Ownership rights and privileges from the date of the deceased Owner's death until the date that the Surrender Value is paid.

Death of the Annuitant. If the Annuitant dies before the Annuity Date, the Company will pay the death benefit described below to the Beneficiary named by the Owner in a lump sum. (Owners and Beneficiaries also may name successor Beneficiaries.) If there is no surviving Beneficiary, the Company will pay the death benefit to the Owner or the Owner's estate. In lieu of a lump sum payment, the Beneficiary may elect, within 60 days of the date the Company receives due proof of the Annuitant's death, to apply the death benefit to an annuity payment option, provided that the Annuity Date selected by the Beneficiary is at least two years after the Contract Date. The Company is currently waiving this two year requirement for Annuity Payment Options 3 and 4. (See ANNUITY PAYMENT OPTIONS, Description of Annuity Payment Options.)

If the Annuitant who is also an Owner dies, the provisions described immediately above apply except that the Beneficiary may only apply the death benefit payment to an annuity payment option if:

     (1) payments under the option begin within 1 year of the Annuitant's death; and

     (2) payments under the option are payable over the Beneficiary's life or over a period not greater than the Beneficiary's life expectancy.

Death Benefit. If the Annuitant is age 75 or younger on the Contract Date, the death benefit is an amount equal to the greater of:

     (1) aggregate Net Purchase Payments made under the Contract less partial withdrawals as of the date the Company receives Due Proof of Death of the deceased;

     (2) Contract Value as of the date the Company receives Due Proof of Death of the deceased's death; or

     (3) the death benefit floor amount as of the date of the deceased's death plus any Net Purchase Payments made and less any partial withdrawals made since the most recent death benefit floor computation anniversary prior to death.;

less any applicable premium taxes not previously deducted and any outstanding loan amount on the date the death benefit is paid. For Contracts issued after the Annuitant's 76th birthday, the death benefit is always equal to the Contract Value as of the date the Company receives due proof of the Annuitant's death less any outstanding loan amount and any applicable premium taxes not previously deducted.

The death benefit floor amount is the Contract Value on the most recent death benefit floor computation anniversary. In states other than Texas, death benefit floor computation anniversaries are the 7th Contract Anniversary and each subsequent 7th Contract Anniversary (for example, the 14th Contract Anniversary, the 21st Contract Anniversary, etc.) (In Texas, the death benefit floor computation anniversaries are the 6th Contract Anniversary and each subsequent 6th Contract Anniversary.)

Death Benefit After the Annuity Date

If an Owner dies after the Annuity Date, any surviving Owner becomes the sole Owner. If there is no surviving Owner, the Payee receiving annuity payments becomes the new Owner. Such Owners will have the rights of Owners during the annuity period, including the right to name successor Payees if the deceased Owner had not previously done so. The death of an Annuitant after the Annuity Date will have the effect stated in the annuity payment option pursuant to which annuity payments are being made.

Annuity Payments on the Annuity Date

The Owner selects the Annuity Date. For Non-Qualified Contracts, the Annuity Date may not be after the later of the Contract Anniversary following the Annuitant's 85th birthday or 10 years after the Contract Date. For Qualified Contracts, the Annuity Date must be no later than the Annuitant's age 70 1/2 or any other date meeting the requirements of the Code.

The Owner may change the Annuity Date subject to the following limitations: (1) the Owner's Written Notice must be received at the Home Office at least 30 days before the current Annuity Date, and (2) the requested Annuity Date must be a date that is at least 30 days after receipt of the Written Notice, and (3) the requested Annuity Date must be at least two years after the Contract Date (the Company is currently waiving this limitation for Annuity Payment Options 3 and 4.) (See ANNUITY PAYMENT OPTIONS, Description of Annuity Payment Options.)

Prior to the Annuity Date, partial withdrawals may be made. (See Surrenders and Partial Withdrawals.)

On the Annuity Date, the adjusted Contract Value will be applied under the life income annuity payment option with ten years guaranteed, unless the Owner elects to have the proceeds paid under another payment option or to receive the Surrender Value in a lump sum. (See ANNUITY PAYMENT OPTIONS.) In certain states, the Surrender Value will be applied to the annuity payment option rather than the adjusted Contract Value. Unless the Owner instructs the Company otherwise, amounts in the Guaranteed Interest Option will be used to provide a fixed-annuity payment option and amounts in the Variable Account will be used to provide a variable annuity payment option.

The adjusted Contract Value is the Contract Value:

     (1)  plus or minus any applicable interest adjustment;

     (2) minus any applicable surrender charge if annuity payment option 1 is selected;

     (3) minus the pro-rated portion of the annual Contract fee (unless the Annuity Date falls on the Contract Anniversary);

     (4)  minus any applicable loan amount; and

     (5)  minus any applicable premium taxes not yet deducted.

Payments

Any surrender, partial withdrawal, Contract loan or death benefit usually will be paid within seven days of receipt of a Written Notice, any information or documentation reasonably necessary to process the request, and (in the case of a death benefit) receipt and filing of Due Proof of Death. However, payments may be postponed if:

     (1) the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the exchange is restricted as determined by the SEC; or

     (2) the SEC permits by an order the postponement for the protection of Owners; or

     (3) the SEC determines that an emergency exists that would make the disposal of securities held in the Variable Account or the determination of the value of the Variable Account's net assets not reasonably practicable.

If a recent check or draft has been submitted, the Company has the right to delay payment until it has assured itself that the check or draft has been honored.

The Company has the right to defer payment of any surrender or partial withdrawal or transfer from the Guaranteed Interest Option for up to six months from the date of receipt of Written Notice for such a surrender or transfer. If payment is not made within 30 days after receipt of documentation necessary to complete the transaction, or such shorter period required by a particular jurisdiction, interest will be added to the amount paid from the date of receipt of documentation at 3% or such higher rate required for a particular jurisdiction.

Modification

Upon notice to the Owner, the Company may modify the Contract if:

     (1) necessary to permit the Contract or the Variable Account to comply with any applicable law or regulation issued by a government agency; or

     (2) necessary to assure continued qualification of the Contract under the Code or other federal or state laws relating to retirement annuities or variable annuity contracts; or

     (3) necessary to reflect a change in the operation of the Variable Account; or

     (4)  the  modification   provides  for  the  addition  or  substitution  of
          investment options.

In the event of most such modifications, the Company will make appropriate endorsement to the Contract.

Reports to Owners

At least annually, the Company will mail to each Owner, at such Owner's last known address of record, a report setting forth the Contract Value (including the Contract Value in each Subaccount and each Guarantee Amount) of the Contract, purchase payments paid and charges deducted since the last report, partial withdrawals made since the last report and any further information required by any applicable law or regulation.

Inquiries

Inquiries regarding a Contract may be made by writing to the Company at its Home Office.

                         THE GUARANTEED INTEREST OPTION


The guaranteed interest option varies according to the state in which the contract is issued. Solely for the sake of convenient reference, states have been divided into three categories. In category one, the company offers guarantee periods varying in duration from one year to 10 years and the company may impose an interest adjustment on guarantee amounts withdrawn prior to the expiration of a guarantee period.

In category two, the company offers a guarantee period of one year and no interest adjustment is imposed if guarantee amounts are withdrawn prior to the expiration of that year.

In category three, the company does not intend to offer a guaranteed interest option. To determine the guaranteed interest option available in your state, find the name of your state in the lists of states below. Then read about the guaranteed interest option available in that state.

Category 1

The company, in category one states, offers guarantee periods varying in duration from one year to 10 years and the company may impose an interest adjustment on guarantee amounts withdrawn prior to the expiration of a guarantee period. Category one states are: Alabama, Alaska, Arizona, Arkansas, California, Colorado, Connecticut, Delaware, District of Columbia, Florida, Georgia, Hawaii, Idaho, Illinois, Indiana, Iowa, Kansas, Kentucky, Louisiana, Maine, Massachusetts, Michigan, Minnesota, Mississippi, Missouri, Montana, Nebraska, Nevada, New Hampshire, New Mexico, North Carolina, North Dakota, Ohio, Oklahoma, Rhode Island, South Carolina, South Dakota, Tennessee, Vermont, Virginia, West Virginia, and Wyoming.


In Category 1 states an Owner may allocate some or all of the Net Purchase Payments and transfer some or all of the Contract Value to the Guaranteed Interest Option for selected periods of time from one to ten years. The Company also intends to offer a special one year Guarantee Period that allows transfers to other Subaccounts throughout the Guarantee Period (the "DCA One Year

Guarantee Period"). Purchase Payments may be allocated to this DCA One Year Guarantee Period, but transfers are not allowed into it. The DCA One Year
Guarantee Period has not yet been approved in all states and the Guaranteed Interest Options may not be available in all states. Contact the Company for information on its availability in your state.


The Guaranteed Interest Option is part of the Company's General Account and pays interest at declared rates, set at the sole discretion of the Company, that one guaranteed for the selected period of time from one to ten years. The principal, after deductions, is also guaranteed, The Company's General Account supports its insurance and annuity obligations. Since the Guaranteed Interest Option is part of the General Account, the Company assumes the risk of investment gain or loss on this amount. All assets in the General Account are subject to the Company's general liabilities from business operations.


The Guaranteed Interest Option has not been, and is not required to be, registered with the SEC under the Securities Act of 1933, and neither the Guaranteed Interest Option nor the Company's General Account has been registered as an investment company under the 1933 Act. Therefore, neither the Company's General Account, the Guaranteed Interest Option, nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to the Guaranteed Interest Option which are included in this Prospectus are for the Owner's information and have not been reviewed by the SEC. However, such disclosures may be subject to certain generally applicable provisions of federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Guaranteed Interest Option Value

The portion of the Contract Value allocated to the Guaranteed Interest Option is the Guaranteed Interest Option value which is credited with interest, as described below. The Guaranteed Interest Option value reflects interest credited to Contract Value in Guarantee Periods, Net Purchase Payments allocated to or Contract Value transferred to Guarantee Periods, transfers of Contract Value out of Guarantee Periods, surrenders and partial withdrawals from Guarantee Periods (including related interest adjustments) and charges assessed in connection with the Contract. The Guaranteed Interest Option value is the sum of Guarantee Amounts under the Contract. The Guaranteed Interest Option value is guaranteed to accumulate at a minimum effective annual interest rate of 3%.

Guarantee Periods

From time to time the Company will offer to credit Guaranteed Interest Option value with interest at specific guaranteed rates for specific periods of time. These periods of time are known as Guarantee Periods. The Company may offer one or more Guarantee Periods of one to ten years' duration at any time but will always offer a Guarantee Period of one year. The Company will publish an effective annual interest rate applicable to each Guarantee Period being offered at that time. Net Purchase Payments allocated or Contract Value transferred to a Guarantee Period are guaranteed to earn that rate of interest for each year of the period (provided that such payments and Contract Value are not withdrawn from the Guarantee Period or surrendered). The interest rates available at any time will vary with the number of years in the Guarantee Period but will always be equal to or greater than an effective annual rate of 3%.

Guarantee Periods begin as of the date Net Purchase Payments or transfers of Contract Value are made to them and end when the number of years in the Guarantee Period have elapsed. Transfers of Contract Value to the DCA One Year Guarantee Period are not permitted. The last day of the Guarantee Period is the expiration date for the Guarantee Period. Owners may not select Guarantee Periods with expiration dates later than the Contract's current Annuity Date. During the 30-day period prior to the expiration of a Guarantee Period, the Owner may transfer the Guarantee Amount related to that Guarantee Period to any new Guarantee Period or Subaccount available at that time. Such transfers may be made at any time from the DCA One Year Guarantee Period. At the expiration of the DCA One Year Guarantee Period, any amount remaining in the account will be transferred to the Money Market Subaccount if other instructions are not received from the Owner. If, at the expiration of a Guarantee Period, less than one year remains until the Annuity Date, the Company will credit interest to the Guarantee Amount at the guaranteed rate then applicable to a one year Guarantee Period. For Guarantee Periods other than the DCA One Year Guarantee Period, the Company will notify Owners of the available Guarantee Periods and Subaccounts 30 days prior to the expiration of a Guarantee Period.

If an Owner does not respond to the notice with instructions as to how to reinvest the Guarantee Amount, then on the expiration date the Company will invest the Guarantee Amount in another Guarantee Period of the same duration as the expiring period. If no Guarantee Period of equal duration is available at that time, the Company will reinvest the Guarantee Amount in the next shortest Guarantee Period available. If either of such default Guarantee Periods would extend beyond the Annuity Date of the Contract, the Company will reinvest the Guarantee Amount in the Guarantee Period of the longest duration that expires before the Annuity Date.


The Company intends to credit Guarantee Amounts with interest at current rates in excess of the minimum guaranteed rate but is not obligated to do so. The Company has no specific formula for determining current interest rates. These current interest rates may be influenced by, but do not necessarily correspond to, prevailing general market interest rates. Guaranteed Interest Option Value will not share in the investment performance of the Company's General Account or any portion thereof. Any interest credited on Guarantee Amounts in excess of the minimum guaranteed effective rate of 3% per year will be determined in the sole discretion of the Company. The Owner therefore assumes the risk that interest credited may not exceed the minimum guaranteed rate.


Net Purchase Payment Preservation Program

An Owner may elect to allocate the initial Net Purchase Payment under a Contract between the Guaranteed Interest Option, other than the DCA One Year Guarantee Period, and the Variable Account in such a manner that the portion of the initial Net Purchase Payment, when allocated to the appropriate Guarantee Period, will earn a guaranteed return (if left in that Guarantee Period until the expiration of the period) such that, at the end of the Guarantee Period, the Guarantee Amount equals the initial Net Purchase Payment. This would permit the Owner to allocate the remaining portion of the initial Net Purchase Payment to one or more Subaccounts and still be certain of having a Contract Value at the end of the Guarantee Period at least equal to the initial Net Purchase Payment. Upon request, the Company will inform an Owner of the portion of any Net Purchase Payment that must be allocated to a particular Guarantee Period to achieve this result.

Interest Adjustment

The Company will impose an interest adjustment on Guarantee Amounts withdrawn or surrendered or applied to an annuity payment option from a Guarantee Period (other than the DCA One Year Guarantee Period) prior to the expiration of the period except when such a withdrawal, surrender or annuitization occurs during the 30-day period prior to the expiration of the period. The interest adjustment is calculated by multiplying the amount surrendered, withdrawn or annuitized by the following factor:

                              0.70 x (I - J) x n/12

Where:

     I = the guaranteed interest rate then being offered for a new Guarantee Period equal in duration and type to the period from which the Guarantee Amount is being withdrawn, surrendered or annuitized. If a Guarantee Period of such duration is not being offered, "I" equals the linear interpolation of the guaranteed rates for periods then available. If the Guarantee Periods needed to perform the interpolation are not being offered, "I" equals the interest rate being paid on the Treasury Constant Maturity Series published by the Federal Reserve Board for Treasury securities with remaining maturities equal to the duration of the appropriate Guarantee Period plus the interest adjustment reference factor shown on the Contract data page. If no published rates are available for maturities equal to the duration of the appropriate Guarantee Period, linear interpolation of other published rates will be used.

     J = the guaranteed interest rate then being credited to the Guarantee Amount being withdrawn, surrendered or annuitized.

     n = the number of complete months remaining until the expiration of the Guarantee Period.

The interest adjustment will reflect the relationship between I, J and n. At a time when I exceeds J, the interest adjustment will reduce the portion of any Guarantee Amount available for withdrawal, surrender or annuitization. At a time when J exceeds I, the interest adjustment will increase the portion of any Guarantee Amount available for withdrawal, surrender or annuitization. Moreover, the interest adjustment will only operate to increase or reduce credited interest in an amount equal to the excess of 3% per year on a Guarantee Amount at the beginning of any Guarantee Period.

The interest adjustment is calculated separately for each Guarantee Amount and is applied before any surrender charge. Owners must instruct the Company as to which Guarantee Periods should be withdrawn or surrendered. Within any Guarantee Period, Guarantee Amounts are withdrawn or surrendered on a first-in-first-out basis. The adjustment does not apply to the calculation of a death benefit or to amounts deducted from Guaranteed Interest Option value by the Company as fees or charges. In addition, the sum of the surrender charge and interest adjustment for a Guarantee Amount withdrawn or surrendered will not exceed 10% of the Guarantee Amount withdrawn or surrendered.

Any applicable interest adjustment(s) will be deducted from or added to the remaining Guarantee Amount(s), if any, or from all remaining Guarantee Amounts on a pro-rata basis. If, at the time a partial withdrawal is requested from a Guarantee Amount, the Guaranteed Interest Option value would be insufficient to permit the deduction of the interest adjustment from any remaining Guarantee Amounts, then the Company will not permit the partial withdrawal.

The imposition of an interest adjustment may have significant federal income tax consequences. (See FEDERAL TAX MATTERS, Taxation of Annuities.)

Category 2


The company, in category two states, offers guarantee periods of one year and no interest adjustment is imposed. Category two states include: Pennsylvania, Texas, Utah and Wisconsin. Category 2 states may also include Maryland and New Jersey. Maryland and New Jersey offers will be limited to the DCA One Year Guarantee Period only. Contact the Company for information on its availability in Maryland and New Jersey.

In Category 2 states an Owner may allocate some or all of the Net Purchase Payments and transfer some or all of the Contract Value to the Guaranteed
Interest Option for one year periods. The Company also intends to offer a special one year Guarantee Period that allows transfers to other Subaccounts throughout the Guarantee Period (the "DCA One Year Guarantee Period"). Purchase Payments may be allocated to this DCA One Year Guarantee Period, but transfers are not allowed into it. Purchase payment allocations are limited to the first three contract years in Maryland and New Jersey. The DCA One Year Guarantee Period may be available for contracts sold in Maryland and New Jersey and will be the only Guarantee Period available in Maryland and New Jersey. Contact the Company for information on its availability in your state. Contracts sold in Maryland and New Jersey prior to availability of the DCA One Year Guarantee Period do not contain the Guaranteed Interest Option.

The Guaranteed Interest Option is part of the Company's General Account and pays interest at declared rates, set at the sole discretion of the Company, that are guaranteed for one year. The principal, after deductions, is also guaranteed. The Company's General Account supports its insurance and annuity obligations. Since the Guaranteed Interest Option is part of the General Account, the Company assumes the risk of investment gain or loss on this amount. All assets in the General Account are subject to the Company's general liabilities from business operations.


The Guaranteed Interest Option has not been, and is not required to be, registered with the SEC under the Securities Act of 1933, and neither the Guaranteed Interest Option nor the Company's General Account has been registered as an investment company under the 1940 Act. Therefore, neither the Company's General Account, the Guaranteed Interest Option, nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to the Guaranteed Interest Option which are included in this Prospectus are for the Owner's information and have not been reviewed by the SEC. However, such disclosures may be subject to certain generally applicable provisions of federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Guaranteed Interest Option Value

The Guaranteed Interest Option value is the portion of the Contract Value allocated to the Guaranteed Interest Option. The Guaranteed Interest Option value reflects Net Purchase Payments allocated to and Contract Value transferred to Guarantee Periods, interest credited to Contract Value in Guarantee Periods, transfers of Contract Value out of Guarantee Periods, surrenders and partial withdrawals from Guarantee Periods and charges assessed in connection with the Contract. Guarantee Amounts are withdrawn or surrendered on a first-in-first-out basis. The Guaranteed Interest Option value is the sum of Guarantee Amounts under the Contract. The Guaranteed Interest Option value is guaranteed to accumulate at a minimum effective annual interest rate of 3%.

Guarantee Periods

From time to time the Company will offer to credit Guaranteed Interest Option value with interest at a specific rate guaranteed for the following one year period. The one year period is known as a Guarantee Period. The Company will publish the effective annual interest rate applicable to each Guarantee Period. Net Purchase Payments allocated and Contract Value transferred to a Guarantee Period are guaranteed to earn that rate of interest during the period (provided that such payments and Contract Value are not withdrawn from the Guarantee Period or surrendered). The interest rate will always be equal to or greater than an effective annual rate of 3%.

A Guarantee Period begins as of the date Net Purchase Payments or transfers of Contract Value are made to the Guarantee Account and ends when 365 days have passed. Transfers of Contract Value to the DCA One Year Guarantee Period are not permitted. The last day of the 365 day period is the expiration date for the Guarantee Period. During the 30-day period prior to the expiration date, the Owner may transfer the Guarantee Amount related to that Guarantee Period to a new one year Guarantee Period or to any Subaccount available at that time. Such transfers may be made at any time from the DCA One Year Guarantee Period. At the expiration of a DCA One Year Guarantee Period, any amount remaining will be transferred to the Money Market Subaccount. For Guarantee Periods other than the DCA One Year Guarantee Period, thirty days prior to the expiration of a Guarantee Period, the Company will notify Owners of the interest rates applicable to the upcoming Guarantee Period. If an Owner does not respond to the notice with instructions as to how to reinvest the Guarantee Amount, then on the expiration date the Company will invest the Guarantee Amount in another one year Guarantee Period at the guaranteed rate then offered. If less than one year remains until the Annuity Date, the Company will credit interest to the Guarantee Amount at the guaranteed rate then applicable to a one year Guarantee Period.


The Company intends to credit Guarantee Amounts with interest at current rates in excess of the minimum guaranteed rate but is not obligated to do so. The Company has no specific formula for determining current interest rates. Current interest rates may be influenced by, but do not necessarily correspond to, prevailing general market interest rates. Guaranteed Interest Option Value will not share in the investment performance of the Company's General Account or any portion thereof. Any interest credited on Guarantee Amounts in excess of the minimum guaranteed effective rate of 3% per year will be determined in the sole discretion of the Company. The Owner therefore assumes the risk that interest credited may not exceed the minimum guaranteed rate.


The Company will not impose an interest adjustment on Guarantee Amounts withdrawn or surrendered or applied to an annuity payment option from the Guaranteed Interest Option.

Net Purchase Payment Preservation Program


An Owner may elect to allocate the initial Net Purchase Payment under a Contract between the one year Guaranteed Period and the Variable Account in such a manner that the portion of the initial Net Purchase Payment allocated to the Guarantee Period will earn a guaranteed return (if left in the Guarantee Period until the expiration date) such that, at the end of the Guarantee Period, the Guarantee Amount will equal the initial Net Purchase Payment. Transfers of Contract Value to the DCA One Year Guarantee Period are not permitted. This permits the Owner to allocate the remaining portion of the initial Net Purchase Payment to one or more Subaccounts and still be certain of having a Contract Value at the end of the Guarantee Period at least equal to the initial Net Purchase Payment. Upon request, the Company will inform an Owner of the portion of any initial Net Purchase Payment that must be allocated to a one year Guarantee Period to achieve this result. The program is not available in Maryland and New Jersey.


Category 3


The company does not intend to offer a guaranteed interest option in category three states. Category three states are: Oregon and Washington. Category three also include Maryland and New Jersey Contracts sold prior to the availability of the DCA One Year Guarantee Period.


                             CHARGES AND DEDUCTIONS

Surrender Charge (Contingent Deferred Sales Charge)

General. No charge for sales expenses is deducted from purchase payments at the time purchase payments are paid. However, within certain time limits described below, a surrender charge (contingent deferred sales charge) is deducted from the Contract Value if a partial withdrawal or surrender is made before the Annuity Date. Also, a surrender charge is deducted from amounts applied to annuity payment option 1. (See DESCRIPTION OF THE CONTRACT, Annuity Payments on the Annuity Date.)

Charge for Partial Withdrawal or Surrender. A charge is imposed on the partial withdrawal or surrender of purchase payments within seven years of their having been received by the Company. The surrender charge is the percentage of each such purchase payment specified in the table below and is separately calculated and applied to each purchase payment at any time when that purchase payment is withdrawn or surrendered. No surrender charge applies to Contract Value in excess of aggregate purchase payments. The surrender charge is calculated using the assumption that all Contract Value in excess of aggregate purchase payments is surrendered before any purchase payments and that purchase payments are surrendered on a first-in-first-out basis.

Number of Full Years Between
Date of Purchase Payment and                     Charge as Percentage
      Date of Surrender                          of Purchase Payment

             0                                           7%
             1                                           6%
             2                                           5%
             3                                           4%
             4                                           3%
             5                                           2%
             6                                           1%
             7 +                                         0%

Any applicable surrender charge is deducted pro-rata from the remaining Variable Contract Value in the Subaccounts from which the withdrawal is made or the remaining Guaranteed Interest Option value from the Guarantee Amounts from which the withdrawal is made. If such remaining Variable Contract Value or Guaranteed Interest Option value is insufficient for this purpose, the surrender charge is deducted pro-rata from all Subaccounts and Guarantee Amounts under the Contract.

Amounts Not Subject to Surrender Charge. In each Contract Year, up to 10% of an amount equal to the aggregate purchase payments still subject to a surrender charge (computed at the time of the withdrawal or surrender) may be withdrawn or surrendered during that year without a surrender charge. Any amounts surrendered or withdrawn in excess of this 10% will be assessed a surrender charge. This right is not cumulative from Contract Year to Contract Year.


Waiver of Surrender Charge. In most states, the Contract provides that, upon Written Notice from the Owner before the Annuity Date, the surrender charge will be waived on any partial withdrawal or surrender if the Annuitant is confined to a nursing home or hospital (as described in the Contract) or becomes terminally ill (as described in the Contract). This waiver is not available in some states, and, therefore, is not described in Contracts issued in those states. As of May 1, 1998, those states include Kansas, New Jersey, Pennsylvania, and Texas.


Annual Contract Fee

On each Contract Anniversary prior to the Annuity Date, the Company deducts from the Variable Contract Value an annual Contract fee of $30 to reimburse it for administrative expenses relating to the Contract. The fee is deducted from each Subaccount and from the Guaranteed Interest Option based on the proportion that the value of the Subaccount and the Guaranteed Interest Option bear to the total Contract Value. (In Texas and South Carolina, the fee is deducted from each Subaccount based on the proportion that the value of the Subaccount bears to the total Variable Contract Value.) The annual Contract fee also is deducted upon surrender of a Contract on a date other than a Contract Anniversary. A pro-rated portion of the fee is deducted upon annuitization. After the Annuity Date, the annual Contract fee is deducted from variable annuity payments. The Company does not deduct the annual Contract fee on Contracts with a Contract Value of $25,000 or more on the Contract Anniversary. The Contract fee will not be charged after the Annuity Date when a Contract with a Contract Value of $25,000 or more has been annuitized.

Asset-Based Administration Charge

The Company deducts a daily administration charge to compensate it for certain expenses it incurs in administration of the Contract. The charge is deducted from the assets of the Variable Account at an annual rate of 0.15%.

Transfer Processing Fee

Currently no fee is charged for transfers. However, the Company reserves the right to charge $10 for the 13th and each subsequent transfer during a Contract Year. For the purpose of assessing such a transfer fee, each written request would be considered to be one transfer, regardless of the number of Subaccounts or Guarantee Amounts affected by the transfer. The transfer fee would be deducted from the Subaccount or Guarantee Amount from which the transfer is made. If a transfer is made from more than one Subaccount or Guarantee Amount at the same time, the transfer fee would be deducted pro-rata from the remaining Variable Contract Value in such Subaccount(s) or from the remaining Guarantee Amount.

Lost Contract Request

You can obtain a certification of your contract at no charge. There will be a $30 charge for a duplicate contract.

Mortality and Expense Risk Charge

To compensate the Company for assuming mortality and expense risks, the Company deducts a daily mortality and expense risk charge from the assets of the Variable Account. The charge is at a daily rate of 0.003425%. On an annual basis, this equates to 1.25% (approximately 0.85% for mortality risk and 0.40% for expense risk).

The mortality risk the Company assumes is that Annuitants may live for a longer period of time than estimated when the guarantees in the Contract were established. Because of these guarantees, each Payee is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk that the Company assumes also includes a guarantee to pay a death benefit if the Annuitant dies before the Annuity Date. The expense risk that the Company assumes is the risk that the administrative fees and transfer fees (if imposed) may be insufficient to cover actual future expenses.

The Company may use any profits from this charge to finance other expenses, including distribution expenses related to the Contracts.


Fund Expenses

Because the Variable Account purchases shares or units of the various Funds, the net assets of the Variable Account will reflect the investment management fees and other operating expenses incurred by such Funds. (See EXPENSE TABLES and the accompanying current prospectuses for Ultra Series Fund, T. Rowe Price International Series, Inc., MFS Variable Insurance Trust, Oppenheimer Variable Account Funds, and Templeton Variable Products Series Fund.)

Premium Taxes

Various states and other governmental entities levy a premium tax on annuity contracts issued by insurance companies. Premium tax rates are subject to change from time to time by legislative and other governmental action. In addition, other government units within a state may levy such taxes. The timing of tax levies varies from one taxing authority to another. If premium taxes are applicable to a Contract, the jurisdiction may require payment (a) from purchase payments as they are received, (b) from Contract Value upon withdrawal or surrender, (c) from adjusted Contract Value upon application to an annuity payment option, or (d) upon payment of a death benefit. The Company will forward payment to the taxing jurisdiction when required by law. Although the Company reserves the right to deduct premium taxes at the time such taxes are paid to the taxing authority, currently the Company does not deduct premium tax from the Owner's Contract Value until the Contract is annuitized. (In Pennsylvania, premium tax is also deducted when the Contract is terminated by surrender or death.)

The Company, upon request, will provide current premium tax rates. To obtain this information, contact the Company at the address and telephone number shown on the first page of this prospectus. As of January 1, 1997, the Contracts offered by this Prospectus were subject to tax in the states shown below:

============================= ============= ==========
State                         Non-Qualified Qualified
============================= ============= ==========
California                    2.35%         0.50%
District of Columbia          2.25%         2.25%
Kentucky                      2.00%         2.00%
Nevada                        3.50%         0.00%
South Dakota                  1.25%         0.00%
West Virginia                 1.00%         1.00%
Wyoming                       1.00%         0.00%
============================= ============= ==========

Other Taxes

Currently, no charge is made against the Variable Account for any federal, state or local taxes (other than premium taxes) that the Company incurs or that may be attributable to the Variable Account or the Contracts. The Company may, however, make such a charge in the future from Surrender Value, death benefits or annuity payments, as appropriate. Such taxes may include taxes (levied by any government entity) which the Company determines to have resulted from: (1) the establishment or maintenance of the Variable Account, (2) receipt by the Company of purchase payments, (3) issuance of the Contracts, or (4) the payment of annuity payments.

                             ANNUITY PAYMENT OPTIONS

Election of Annuity Payment Options

On the Annuity Date, the adjusted Contract Value will be applied under an annuity payment option, unless the Owner elects to receive the Surrender Value in a single sum. (See DESCRIPTION OF THE CONTRACT, Annuity Payments on the Annuity Date.) If an election of an annuity payment option is not on file at the Company's Home Office on the Annuity Date, the proceeds will be paid as a life income annuity with payments for ten years guaranteed. An annuity payment option may be elected, revoked, or changed by the Owner at any time before the Annuity Date while the Annuitant is living. The election of an option and any revocation or change must be made by Written Notice signed by the Owner and/or Beneficiary, as appropriate. The Owner may elect to apply any portion of the adjusted Contract Value to provide either variable annuity payments or fixed annuity payments or a combination of both.

Prior to the Annuity Date, the Owner can apply the entire Surrender Value under an annuity payment option, or a Beneficiary can apply the death benefit under an annuity payment option. The annuity payment options available are described below.

The Company reserves the right to refuse the election of an annuity payment option other than paying the adjusted Contract Value in a lump sum if the total amount applied to an annuity payment option would be less than $2,500, or each annuity payment would be less than $25.00.

Fixed Annuity Payments

Fixed annuity payments are periodic payments from the Company to the designated Payee, the amount of which is fixed and guaranteed by the Company. The amount of each payment depends only on the form and duration of the annuity payment option chosen, the age of the Annuitant, the sex of the Annuitant (if applicable), the amount applied to purchase the annuity payments and the applicable annuity purchase rates in the Contract. The annuity purchase rates in the Contract are based on a minimum guaranteed interest rate of 3.5%. The Company may, in its sole discretion, make annuity payments in an amount based on a higher interest rate.

Variable Annuity Payments

The dollar amount of the first variable annuity payment is determined in the same manner as that of a fixed annuity payment. Therefore, for any particular amount applied to a particular annuity payment option, the dollar amount of the first variable annuity payment and the first fixed annuity payment (assuming such fixed payment is based on the minimum guaranteed 3.5% interest rate) would be the same. Variable annuity payments after the first payment are similar to fixed annuity payments except that the amount of each payment varies to reflect the net investment performance of the Subaccount(s) selected by the Owner or Payee.

The net investment performance of a Subaccount is translated into a variation in the amount of variable annuity payments through the use of Annuity Units. The amount of the first variable annuity payment associated with each Subaccount is applied to purchase Annuity Units at the Annuity Unit value for the Subaccount on the Annuity Date. The number of Annuity Units of each Subaccount attributable to a Contract then remains fixed unless an exchange of Annuity Units is made as described below. Each Subaccount has a separate Annuity Unit value that changes with each Valuation Period in substantially the same manner as do Accumulation Units of the Subaccount.

The dollar value of each variable annuity payment after the first is equal to the sum of the amounts determined by multiplying the number of Annuity Units under a Contract of a particular Subaccount by the Annuity Unit value for the Subaccount for the Valuation Period which ends immediately preceding the date of each such payment. If the net investment return of the Subaccount for a payment period is equal to the pro-rated portion of the 3.5% annual assumed investment rate, the variable annuity payment attributable to that Subaccount for that period will equal the payment for the prior period. To the extent that such net investment return exceeds an annualized rate of 3.5% for a payment period, the payment for that period will be greater than the payment for the prior period and to the extent that such return for a period falls short of an annualized rate of 3.5%, the payment for that period will be less than the payment for the prior period.

After the Annuity Date, a Payee may change the selected Subaccount(s) by Written Notice up to four times per Contract Year. Such a change will be made by exchanging Annuity Units of one Subaccount for another on an equivalent dollar value basis. See the Statement of Additional Information for examples of Annuity Unit value calculations and variable annuity payment calculations.

Description of Annuity Payment Options

Option 1 - Interest Income. (Fixed Annuity Payments Only) The proceeds are left with the Company to earn interest at a compound annual rate to be determined by the Company but not less than 3.5%. Interest will be paid every month or every 12 months as the Owner or Payee selects. Under this option, the Payee may withdraw part or all of the proceeds at any time. This option may not be available in all states.

Option 2 - Income For a Fixed Term. (Fixed Annuity Payments Only) The proceeds are paid out in equal monthly installments for a fixed number of years between 5 and 30. In the event of the Payee's death, a successor Payee may receive the payments or may elect to receive the present value of the remaining payments (computed as described in the Contract) in a lump sum. If there is no successor Payee or if the successor Payee dies, the present value of the remaining payments will be paid to the estate of the last surviving Payee.

Option 3A - Life Income With Specified Number of Years Guaranteed. The proceeds are paid in monthly installments during the Payee's lifetime with the guarantee that payments will be made for a period of ten years or twenty years. In the event of the Payee's death before the expiration of the specified number of years, a successor Payee may receive the remaining payments or may elect to receive the present value of the remaining payments (computed as described in the Contract) in a lump sum. If there is no successor Payee or if the successor Payee dies, the present value of the remaining payments will be paid to the estate of the last surviving Payee.

Option 3B - Life Income With Special Specified Number of Years Guaranteed. (Fixed Annuity Payments Only) The same as Option 3A except that the specified number of years selected is at least that which is necessary for the total of all guaranteed payments to equal the amount of proceed applied under this option.

Option 3C - Life Income. The same as Option 3A except that payments are not guaranteed for a specific number of years but only for the lifetime of the Payee. Under this option, a Payee could receive only one payment if the Annuitant dies after the first payment, two payments if the Annuitant dies after the second payment, etc.

Option 4 - Joint and Survivor Life Income - 10 Year Guaranteed Period Certain. The proceeds are paid out in monthly installments for as long as either of two joint Payees (Annuitants) remain alive. If after the second Payee dies, payments have been made for fewer than 10 years, payments will be made to any successor Payee who was not a joint Annuitant or such successor Payee may elect to receive the present value of the remaining payments (computed as described in the Contract) in a lump sum. If there is no such successor Payee or if the successor Payee dies, the present value of the remaining payments will be paid to the estate of the last surviving Payee.

The amount of each payment will be determined from the tables in the Contract that apply to the particular option using the Payee's age (and if applicable, sex). Age will be determined from the last birthday at the due date of the first payment.

Alternate Payment Option. In lieu of one of the above options, the adjusted Contract Value or death benefit, as applicable, may be applied to any other payment option made available by the Company or requested and agreed to by the Company.

                            YIELDS AND TOTAL RETURNS

From time to time, the Company may advertise or include in sales literature yields, effective yields and total returns for the Subaccounts. These figures are based on historical earnings and do not indicate or project future performance. The Company also may, from time to time, advertise or include in sales literature Subaccount performance relative to certain performance rankings and indices compiled by independent organizations. More detailed information as to the calculation of performance appears in the Statement of Additional Information.

Effective yields and total returns for the Subaccounts are based on the investment performance of the corresponding Fund. The performance of a Fund in part reflects its expenses. See the prospectuses for the Funds.

The yield of the Money Market Subaccount refers to the annualized income generated by an investment in the Subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in the Subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

The yield of a Subaccount (except the Money Market Subaccount) refers to the annualized income generated by an investment in the Subaccount over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each month over a 12-month period and is shown as a percentage of the investment.


The total return of a Subaccount refers to return quotations assuming an investment under a Contract has been held in the Subaccount for various periods of time. For periods prior to the date the Variable Account commenced operations, non-standard performance information will be calculated based on the performance of the various Funds and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Funds, with the level of Contract charges that were in effect at the inception of the Subaccounts for the Contracts. When a Subaccount has been in operation for one, five, and ten years, respectively, the total standard returns for these periods will be provided.


The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. Average annual total return information shows the average annual percentage change in the value of an investment in the Subaccount from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results, less all charges and deductions applied against the Subaccount (including any surrender charge that would apply if an Owner terminated the Contract at the end of each period indicated, but excluding any deductions for premium taxes).

In addition to the standard version described above, total return performance information computed on two different non-standard bases may be used in advertisements or sales literature. Average annual total return information may be presented, computed on the same basis as described above, except deductions will not include the surrender charge. In addition, the Company may from time to time disclose cumulative total returns for Contracts funded by Subaccounts.

From time to time, yields, standard average annual total returns, and non-standard total returns for the Funds may be disclosed, including such disclosures for periods prior to the date the Variable Account commenced operations.

Non-standard performance data will only be disclosed if the standard performance data for the required periods is also disclosed. For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.

In advertising and sales literature, the performance of each Subaccount may be compared with the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment portfolios of mutual funds with investment objectives similar to the Subaccount. Lipper Analytical Services, Inc. ("Lipper"), Variable Annuity Research Data Service ("VARDS") and Morningstar, Inc. ("Morningstar") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

Lipper's and Morningstar's rankings include variable life insurance issuers as well as variable annuity issuers. VARDS's rankings compare only variable annuity issuers. The performance analyses prepared by Lipper, VARDS and Morningstar each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which Funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

Advertising and sales literature may also compare the performance of each Subaccount to the Standard & Poor's Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deduction" for transaction costs or expenses of operating and managing an investment portfolio. The Lehman Bond Indexes represent unmanaged groups of securities of various issuers and terms to maturity which are representative of bond market performance. The Consumer Price Index is a statistical measure of changes in the prices of goods and services over time published by the U.S. Bureau of Labor Statistics. Lipper Performance Summary Averages represent the average annual total return of all the funds (within a specified investment category) that are covered by the Lipper Analytical Services Variable Insurance Products Performance Analysis Service. Other independent ranking services and indices may also be used for performance comparisons.

The Company may also report other information including the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by tables, graphs, or charts. All income and capital gains derived from Subaccount investments are reinvested on a tax-deferred basis which can lead to substantial long-term accumulation of assets, provided that the Subaccount investment experience is positive.

                               FEDERAL TAX MATTERS

                     The Following Discussion is General and
                          Is Not Intended as Tax Advice

Introduction


This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under the Contract. Any person concerned about these tax implications should consult a competent tax adviser before initiating any transaction. This discussion is based upon the Company's understanding of the present federal income tax laws, as they are currently interpreted by the Internal Revenue Service ("IRS"). No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. Moreover, no attempt has been made to consider any applicable state or other tax laws.

The Contract may be purchased on a non-qualified basis or purchased and used in connection with plans qualifying for favorable tax treatment. The Qualified
Contract is designed for use by individuals whose purchase payments are comprised solely of proceeds from and/or contributions under retirement plans which are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, 408A or 457 of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, and on the economic benefit to the Owner, the Annuitant, or the Beneficiary depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on the Company's tax status. In addition, certain requirements must be satisfied in purchasing a Qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a Qualified Contract in order to continue receiving favorable tax treatment. Therefore, purchasers of Qualified Contracts should seek competent legal and tax advice regarding the suitability of a Contract for their situation, the applicable requirements, and the tax treatment of the rights and benefits of a Contract. The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.


Tax Status of the Contract

Diversification Requirements. Section 817(h) of the Code provides that separate account investment underlying a contract must be "adequately diversified" in accordance with Treasury regulations in order for the contract to qualify as an annuity contract under Section 72 of the Code. The Variable Account, through each underlying Fund, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in the various Subaccounts may be invested. Although the Company does not have direct control over the Funds in which the Variable Account invests, we believe that each Fund in which the Variable Account owns shares will meet the diversification requirements, and therefore, the Contract will be treated as an annuity contract under the Code.


Owner Control. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. The IRS has stated in published rulings that a variable contractowner will be considered the owner of separate account assets if the contractowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contractowner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also states that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets."


The ownership rights under the Contracts are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contractowners were not owners of separate account assets. For example, the Owner of a Contract has the choice of one or more Subaccounts in which to allocate Net Purchase Payments and Contract Values, and may be able to transfer among Subaccounts more frequently than in such rulings. These differences could result in an Owner being treated as the Owner of the assets of the Variable Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent the contractowner from being considered the Owner of the assets of the Variable Account.


Required  Distributions.  In order to be  treated  as an  annuity  contract  for federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to provide that: (a) if any owner dies on or after the annuity date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and (b) if any owner dies prior to the annuity date, the entire interest in the contract will be distributed within five years after the date of the owner's death. These requirements will be considered satisfied as to any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" and which is distributed over the life of such annuitant or over a period not extending beyond the life expectancy of that annuitant, provided that such distributions begin within one year of that owner's death. The owner's "designated beneficiary" is the person designated by such owner as an annuitant and to whom ownership of the contract passes by reason of death and must be a natural person. However, if the owner's "designated annuitant" is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner.


The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Company intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

Taxation of Annuities

The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

In General. Section 72 of the Code governs taxation of annuities in general. The Company believes that an Owner who is a natural person is not taxed on increases in the value of a Contract until distribution occurs by withdrawing all or part of the Contract Value (e.g., partial withdrawals and surrenders) or as annuity payments under the payment option elected. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Contract Value (and in the case of a Qualified Contract, any portion of an interest in the qualified plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or payment option) is taxable as ordinary income.

Any annuity contract Owner who is not a natural person generally must include in income any increase in the excess of the Contract Value over the "investment in the contract" during the taxable year. There are some exceptions to this rule, and a prospective Owner that is not a natural person may wish to discuss these with a competent tax adviser.

The following discussion generally applies to Contracts owned by natural persons.

Partial Withdrawals. In the case of a partial withdrawal from a Qualified Contract, under Section 72(e) of the Code, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the participant's total accrued benefit or balance under the retirement plan. The "investment in the contract" generally equals the portion, if any, of any purchase payments paid by or on behalf of the individual under a Contract which were not excluded from the individual's gross income. For Contracts issued in connection with qualified plans, the "investment in the contract" can be zero. Special tax rules may be available for certain distributions from Qualified Contracts.

In the case of a partial withdrawal (including systematic withdrawals) from a Non-Qualified Contract, under Section 72(e), any amounts received are generally first treated as taxable income to the extent that the Contract Value immediately before the partial withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable. With respect to a Non-Qualified Contract, partial withdrawals are generally treated as taxable income to the extent that the Contract Value immediately before the withdrawal exceeds the "investment in the contract" at that time. The Contract Value immediately before a partial withdrawal may have to be increased by any positive interest adjustment which results from such a withdrawal. There is, however, no definitive guidance on the proper tax treatment of interest adjustments, and the Owner should contact a competent tax adviser with respect to the potential tax consequences of an interest adjustment. Surrenders are treated as taxable income to the extent that the amount received exceeds the investment in the contract.

In the case of a full surrender under a Qualified or Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the "investment in the contract."

Section 1035 of the Code generally provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. Special rules and procedures apply to Section 1035 transactions. Prospective Owners wishing to take advantage of Section 1035 should consult their tax adviser.

Annuity Payments. Tax consequences may vary depending on the payment option elected under an annuity contract. Generally, under Code Section 72(b), (prior to recovery of the investment in the Contract) taxable income does not include that part of any amount received as an annuity under an annuity contract that bears the same ratio to such amount as the investment in the contract bears to the expected return at the annuity starting date. For variable annuity payments, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the "investment in the contract" by the total number of expected periodic payments. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her "investment in the contract." For fixed annuity payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the annuity payments for the term of the payments; however, the remainder of each annuity payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the Annuitant's final tax return.


Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of the death of the Owner or Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

Penalty Tax on Certain Withdrawals. In the case of a distribution pursuant to a Non-Qualified Contract, there may be imposed a federal penalty tax equal to 10% of the amount treated as taxable income. In general, however, there is no penalty on distributions:

     (1)  made on or after the taxpayer reaches age 59 1/2;

     (2) made on or after the death of the holder (or if the holder is not an individual, the death of the primary Annuitant);

     (3)  attributable to the taxpayer's becoming disabled;

     (4) as part of a series of substantially equal periodic payments not less frequently than annually for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and the designated Beneficiary;

     (5) made under certain annuities issued in connection with structured settlement agreements; and

     (6) made under an annuity contract that is purchased with a single purchase payment when the Annuity Date is no later than a year from purchase of the annuity and substantially equal periodic payments are made not less frequently than annually during the annuity payment period.

Other  tax  penalties  may  apply to  certain  distributions  under a  Qualified
Contract.


Possible Changes in Taxation. Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. For instance, the President's 1999 Budget Proposal recommended legislation that, if enacted, would adversely modify the federal taxation of the Contracts. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Contract.


Transfers, Assignments or Exchanges of a Contract

A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such actions should contact a competent tax adviser with respect to the potential tax effects.

Withholding


Distributions from Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect to not have tax withheld from distributions.

"Eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% witthholding does not apply, however, if the Owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.


Multiple Contracts


All non-qualified deferred annuity Contracts that are issued by the Company (or its affiliates) to the same Owner during any calendar year are treated as one annuity Contract for purposes of determining the amount includable in gross income under Section 72(e). In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity contracts or otherwise. There may also be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity Contracts purchased by the same Owner. Accordingly, a contractowner should consult a competent tax adviser before purchasing more than one annuity Contract.


Taxation of Qualified Plans


The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contractowners, the Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but the Company shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's Contract administration procedures. Brief descriptions follow of the various types of qualified retirement plans in connection with a Contract. The Company will amend the Contract as necessary to conform it to the requirements of such plans. For qualified plans under Section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later tan the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2.


Corporate Pension and Profit Sharing Plans and H.R. 10 Plans. Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.


The Contract includes a Death Benefit that in some cases may exceed the greater of the purchase payments or the Contract Value. The Death Benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the Death Benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.

Individual Retirement Annuities. Sections 408 and 408A of the Code permit eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." IRA contributions are limited each year to the lesser of $2,000 or 100% of the Owner's adjusted gross income and may be deductible in whole or in part depending on the individual's income. Distributions from certain other types of qualified plans, however, may be "rolled over" on a tax-deferred basis into an IRA without regard to this limit. Earnings in an IRA are not taxed while held in the IRA. All amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are also subject to a 10% penalty tax. Sales of the Contract for use with IRAs may be subject to special requirements of the Internal Revenue Service. The Internal Revenue Service has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualifications requirements.

Simplified Employee Pension (SEP) IRAs. Employers may establish Simplified Employee Pension (SEP) IRAs under Code section 408(k) to provide IRA contributions on behalf of their employees. In addition to al of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

Tax Sheltered Annuities.  Section 403(b) of the Code allows employees of certain
Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments paid, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These purchase payments may be subject to FICA (Social Security) taxes. Owners of certain Section 403(b) annuities may receive Contract loans. Contract loans that satisfy certain requirements with respect to loan amount and repayment are not treated as taxable distributions. If these requirements are not satisfied, or if the Contract terminates while a loan is outstanding, the loan balance will be treated as a taxable distribution and may be subject to penalty tax, and the treatment of the Contract under Section 403(b) may be adversely affected. Owners should seek competent advice before requesting a Contract loan. The Contract includes a Death Benefit that in some cases may exceed the greater of the Purchase Payments or the Contract Value. The Death Benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the Death Benefit may exceed this limitation, employers using the Contract in connection with such plans should consult their tax adviser.


Certain Deferred Compensation Plans. Code Section 457 provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax-exempt organizations. These plans are subject to various restrictions on contributions and distributions. The plans may permit participants to specify the form of investment for their deferred compensation account. In general, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer. Depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts distributed under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Possible Charge for the Company's Taxes

At the present time, the Company makes no charge to the Subaccounts for any Federal, state, or local taxes that the Company incurs which may be attributable to such Subaccounts or the Contracts. The Company, however, reserves the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that it determines to be properly attributable to the Subaccounts or to the Contracts.

Other Tax Consequences

As noted above, the foregoing comments about the Federal tax consequences under these Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this Prospectus. Further, the Federal income tax consequences discussed herein reflect the Company's understanding of current law and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

                          DISTRIBUTION OF THE CONTRACTS

The Contracts will be offered to the public on a continuous basis. The Company does not anticipate discontinuing the offering of the Contracts, but reserves the right to discontinue the offering. Applications for Contracts are solicited by agents who are licensed by applicable state insurance authorities to sell the Company's variable annuity Contracts and who are also registered representatives of CUNA Brokerage or broker-dealers having selling agreements with CUNA Brokerage or broker-dealers having selling agreements with such broker-dealers. CUNA Brokerage is an indirect wholly-owned subsidiary of CUNA Mutual and is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

CUNA Brokerage acts as the principal underwriter, as defined in the Act, of the Contracts for the Variable Account pursuant to an underwriting agreement between the Company and CUNA Brokerage. CUNA Brokerage is not obligated to sell any specific number of Contracts. CUNA Brokerage maintains an Office of Supervisory Jurisdiction at the same address as the Company. CUNA Brokerage's principal business address is the same as that of CUNA Mutual.

The Company may pay sales commissions to broker-dealers up to an amount equal to 6% of the purchase payments paid under a Contract. These broker-dealers are expected to compensate sales representatives in varying amounts from these commissions. The Company also may pay other distribution expenses such as agents' insurance and pension benefits, agency expense allowances, and overhead attributable to distribution. In addition, the Company may from time to time pay or allow additional promotional incentives in the form of cash or other compensation. These distribution expenses do not result in any additional charges under the Contracts that are not described under CHARGES AND DEDUCTIONS.

                                LEGAL PROCEEDINGS


The Company and its affiliates, like other life insurance companies, are involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are not pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Variable Account or the Company.

                             PREPARING FOR YEAR 2000

Like all financial service providers, the Company and its affiliates utilize systems that may be affected by Year 2000 transition issues, and they rely on service providers, including administrators and investment managers, that also may be affected. The Company and its affiliates have developed, and are in the process of implementing, a Year 2000 transition plan, and are confirming that its service providers are also so engaged. The resources that are being devoted to this effort are substantial. It is difficult to predict with precision whether the amount of resources ultimately devoted, or the outcome of these efforts will have a negative impact on the Company or its affiliates. However, as of the date of this prospectus, it is not anticipated that Owners will experience negative effects on their investment, or on their services provided in connection therewith, as a result of Year 2000 transition implementation. The Company and its affiliates currently anticipate that their systems will be Year 2000 compliant on or about December 31, 1998, but there can be no assurance that the Company will be successful, or that interaction with other service providers will not impair the Company's or its affiliates' services at that time.


                                  VOTING RIGHTS

In accordance with its view of current applicable law, the Company will vote Fund shares held in the Variable Account at regular and special shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Subaccounts. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, or the Company otherwise determines that it is allowed to vote the shares in its own right, it may elect to do so.

The number of votes that an Owner or Annuitant has the right to instruct will be calculated separately for each Subaccount of the Variable Account, and may include fractional votes. Prior to the Annuity Date, an Owner holds a voting interest in each Subaccount to which the Contract Value is allocated. After the Annuity Date, the Annuitant has a voting interest in each Subaccount from which variable annuity payments are made.

For each Owner, the number of votes attributable to a Subaccount will be determined by dividing the Contract Value attributable to that Owner's Contract in that Subaccount by the net asset value per share of the Fund in which that Subaccount invests. For each Annuitant, the number of votes attributable to a Subaccount will be determined by dividing the liability for future variable annuity payments to be paid from that Subaccount by the net asset value per share of the Fund in which that Subaccount invests. This liability for future payments is calculated on the basis of the mortality assumptions, the 3.5% assumed investment rate used in determining the number of Annuity Units of that Subaccount credited to the Annuitant's Contract and the Annuity Unit value of that Subaccount on the date that the number of votes is determined. As variable annuity payments are made to the Annuitant, the liability for future payments decreases as does the number of votes.

The number of votes available to an Owner or Annuitant will be determined as of the date coincident with the date established by the Fund for determining shareholders eligible to vote at the relevant meeting of the Fund's shareholders. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established for the Fund. Each Owner or Annuitant having a voting interest in a Subaccount will receive proxy materials and reports relating to any meeting of shareholders of the Fund in which that Subaccount invests.

Fund shares for which no timely instructions are received and shares held by the Company in a Subaccount for which no Owner or Annuitant has a beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in that Subaccount. Voting instructions to abstain on any item to be voted upon will be applied to reduce the total number of votes eligible to be cast on a matter.

                                COMPANY HOLIDAYS


The Company is closed on the following holidays: (1) Thanksgiving Day, (2) Christmas Day, (3) New Year's Day, and (4) Independence Day, and (5) any day that a Subaccount's corresponding Fund does not value its shares. Federal securities regulations will be followed in case of an emergency which makes valuation extremely difficult, for example, fire, blizzard or tornado.

The Company is closed on the day itself if those days fall Monday through Friday, the day immediately preceding if those days fall on a Saturday, and the day immediately following if those days fall on a Sunday.

                              FINANCIAL STATEMENTS


The audited financial statements of the Variable Account as of December 31, 1997, including a statement of assets and liabilities, a statement of operations for the year then ended, a statement of changes in net assets for the years ended December 31, 1997, and 1996, and accompanying notes, are included in the Statement of Additional Information.

The statutory basis statements of admitted assets, liabilities, and surplus for the Company as of December 31, 1997, and 1996, and the related statutory basis statements of operations, changes in unassigned surplus, and cash flows for the years ended December 31, 1997, 1996, and 1995, as well as the Independent Auditors' Report are contained in the Statement of Additional Information.

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

ADDITIONAL CONTRACT PROVISIONS...............................................1
   The Contract..............................................................1
   Incontestability..........................................................1
   Misstatement of Age or Sex................................................1
   Participation.............................................................1

PRINCIPAL UNDERWRITER........................................................1

CALCULATION OF YIELDS AND TOTAL RETURNS......................................1
   Money Market Subaccount Yields............................................1
   Other Subaccount Yields...................................................2
   Average Annual Total Returns..............................................3
   Other Total Returns.......................................................5
   Effect of the Annual Contract Fee on Performance Data.....................6


VARIABLE ANNUITY PAYMENTS....................................................6
   Assumed Investment Rate...................................................6
   Amount of Variable Annuity Payments.......................................6
   Annuity Unit Value........................................................6

TERMINATION OF PARTICIPATION AGREEMENTS......................................7
   T. Rowe Price International Series, Inc...................................7
   MFS Variable Insurance Trust..............................................7
   Oppenheimer Variable Account Funds........................................8
   Templeton Variable Products Series Fund...................................8

LEGAL MATTERS................................................................8

EXPERTS......................................................................8

OTHER INFORMATION............................................................8

FINANCIAL STATEMENTS.........................................................9

CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT...................................10

CUNA MUTUAL LIFE INSURANCE COMPANY..........................................20

You may obtain a copy of the Statement of Additional Information free of charge by writing to or calling us at the address or telephone number shown at the beginning of this Prospectus.

                       STATEMENT OF ADDITIONAL INFORMATION

                       CUNA Mutual Life Insurance Company
                                2000 Heritage Way
                               Waverly, Iowa 50677
                                 (800) 798-5500

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT

         Individual Flexible Premium Deferred Variable Annuity Contract


This Statement of Additional Information contains additional information to that already provided in the Prospectus for the individual flexible premium deferred variable annuity contract (the "Contract") offered by CUNA Mutual Life Insurance Company (the "Company").

This Statement of Additional Information is not a Prospectus, and it should be read only in conjunction with Prospectuses for the following:

    1.       Contract;
    2.       Ultra Series Fund;
    3.       T. Rowe Price International Series, Inc.;
    4.       MFS(R) Variable Insurance TrustSM ("MFS Variable Insurance Trust");
    5.       Oppenheimer Variable Account Funds; and
    6.       Templeton Variable Products Series Fund.


The Prospectus for the Contract is dated the same as this Statement of Additional Information. You may obtain a copy of the Prospectuses by writing or calling us at our address or phone number shown above.



                                   May 1, 1998

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS


ADDITIONAL CONTRACT PROVISIONS..............................................1

The Contract................................................................1
Incontestability............................................................1
Misstatement of Age or Sex..................................................1
Participation...............................................................1

PRINCIPAL UNDERWRITER.......................................................1

CALCULATION OF YIELDS AND TOTAL RETURNS.....................................1

Money Market Subaccount Yields..............................................1
Other Subaccount Yields.....................................................2
Average Annual Total Returns................................................3
Other Total Returns.........................................................5
Effect of the Annual Contract Fee on Performance Data.......................6

VARIABLE ANNUITY PAYMENTS...................................................6

Assumed Investment Rate.....................................................6
Amount of Variable Annuity Payments.........................................6
Annuity Unit Value..........................................................6

TERMINATION OF PARTICIPATION AGREEMENTS.....................................7

T. Rowe Price International Series, Inc.....................................7
MFS Variable Insurance Trust................................................7
Oppenheimer Variable Account Funds..........................................8
Templeton Variable Products Series Fund.....................................8

LEGAL MATTERS...............................................................8

EXPERTS.....................................................................8

OTHER INFORMATION...........................................................8

FINANCIAL STATEMENTS........................................................9

CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT..................................10

CUNA MUTUAL LIFE INSURANCE COMPANY.........................................20

                         ADDITIONAL CONTRACT PROVISIONS

The Contract


The application, endorsements and all other attached papers are part of the Contract. The statements made in the application are representations and not warranties. The Company will not use any statement in defense of a claim or to void the Contract unless it is contained in the application.


Incontestability

The Company will not contest the Contract.

Misstatement of Age or Sex

If the age or sex (if applicable) of the Annuitant has been misstated, the amount which will be paid is that which the proceeds would have purchased at the correct age and sex (if applicable).

Participation

The Contract may participate in the Company's divisible surpluses but no dividends are expected to be paid. Any dividends paid after the Annuity Date would be paid with each annuity payment.


                              PRINCIPAL UNDERWRITER

CUNA Brokerage Services, Inc., ("CUNA Brokerage"), an affiliate of CUNA Mutual, is the principal underwriter of the variable annuity contracts described herein. The offering of the contract is continuous, and CUNA Mutual does not anticipate discontinuing the offering of the Contracts. However, CUNA Mutual does reserve the right to discontinue the offering of the Contracts. CUNA Brokerage received and retained $18,675,904 in 1997, $15,144,129 in 1996, and $5,709,829 in 1995,
as commissions for serving as principal underwriter of the variable annuity contracts.



                     CALCULATION OF YIELDS AND TOTAL RETURNS

From time to time, the Company may disclose yields, total returns, and other performance data pertaining to the Contracts for a Subaccount. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC.

Money Market Subaccount Yields


From time to time, advertisements and sales literature may quote the current annualized yield of the Money Market Subaccount for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses, or income other than investment income, on shares of the Ultra Series Fund's Money Market Fund or on that Fund's portfolio securities.

This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation), and exclusive of income other than investment income at the end of the seven-day period in the value of a hypothetical account under a Contract having a balance of 1 unit of the Money Market Subaccount at the beginning of the period. Then dividing such net change in account value by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis.


The net change in account value reflects: 1) net income from the Fund attributable to the hypothetical account; and 2) charges and deductions imposed under the Contract which are attributable to the hypothetical account.

The charges and deductions include the per unit charges for the hypothetical account for: 1) the annual Contract fee; 2) the mortality and expense risk charge; and (3) the asset-based administration charge.

For purposes of calculating current yields for a Contract, an average per unit Contract fee is used based on the $30 annual Contract fee deducted at the end of each Contract Year. Current Yield is calculated according to the following formula:

         Current Yield = ((NCS - ES)/UV) X (365/7)

Where:


          NCS = the net change in the value of the Money Market Fund (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation), and exclusive of income other than investment income for the seven-day period attributable to a hypothetical account having a balance of 1 Subaccount unit.


          ES = per unit expenses attributable to the hypothetical account for the seven-day period.

          UV   = the unit value for the first day of the seven-day period.

         Effective yield  =  (1 + ((NCS-ES)/UV)) 365/7 -  1

Where:

          NCS = the net change in the value of the Money Market Fund (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical account having a balance of 1 Subaccount unit.

          ES = per unit expenses attributable to the hypothetical account for the seven-day period.

          UV   = the unit value for the first day of the seven-day period.

Because of the charges and deductions imposed under the Contract, the yield for the Money Market Subaccount is lower than the yield for the Money Market Fund.

The current and effective yields on amounts held in the Money Market Subaccount normally fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Fund, the types and quality of portfolio securities held by the Money Market Fund and the Money Market Fund's operating expenses. Yields on amounts held in the Money Market Subaccount may also be presented for periods other than a seven-day period.

Yield calculations do not take into account the surrender charge under the Contract equal to 1% to 7% of certain purchase payments during the seven years subsequent to each payment being made. A surrender charge will not be imposed upon surrender or partial withdrawal in any Contract Year on an amount equal to 10% of the aggregate purchase payments subject to the surrender charge as of the time of the first withdrawal or surrender in that Contract Year.

Other Subaccount Yields

From time to time, sales literature or advertisements may quote the current annualized yield of one or more of the Subaccounts (except the Money Market Subaccount) for a Contract for 30-day or one-month periods. The annualized yield of a Subaccount refers to income generated by the Subaccount during a 30-day or one-month period and is assumed to be generated each period over a 12-month period.


The yield is computed by:

1) dividing the net investment income of the Fund attributable to the Subaccount units less Subaccount expenses for the period; by

2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; by

3)        compounding that yield for a six-month period; and by

4)        multiplying that result by 2.

Expenses attributable to the Subaccount include the annual contract fee, the asset-based administration charge and the mortality and expense risk charge. The yield calculation assumes a contract fee of $30 per year per Contract deducted at the end of each Contract Year. For purposes of calculating the 30-day or one-month yield, an average contract fee based on the average Contract Value in the Variable Account is used to determine the amount of the charge attributable to the Subaccount for the 30-day or one-month period. The 30-day or one-month yield is calculated according to the following formula:

         Yield    =        2 X (((NI - ES)/(U X UV) + 1)6 - 1)

Where:

          NI = net income of the portfolio for the 30-day or one-month period attributable to the Subaccount's units.

          ES = expenses of the Subaccount for the 30-day or one-month period.

          U         = the average number of units outstanding.

          UV = the unit value at the close (highest) of the last day in the 30-day or one-month period.

Because of the charges and deductions imposed under the Contracts, the yield for the Subaccount is lower than the yield for the corresponding Fund.

The yield on the amounts held in the Subaccounts normally fluctuates over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A Subaccount's actual yield is affected by the types and quality of portfolio securities held by the corresponding Fund and that Fund's operating expenses.

Yield calculations do not take into account the surrender charge under the Contract equal to 1% to 7% of certain purchase payments during the seven years subsequent to each payment being made. A surrender charge will not be imposed upon surrender or partial withdrawal in any Contract Year on an amount equal to 10% of the aggregate purchase payments subject to the surrender charge as of the time of the first withdrawal or surrender in that Contract Year.

Average Annual Total Returns

From time to time, sales literature or advertisements may also quote average annual total returns for one or more of the Subaccounts for various periods of time.

When a Subaccount or Fund has been in operation for 1, 5, and 10 years, respectively, the average annual total return for these periods will be provided. Average annual total returns for other periods of time may, from time to time, also be disclosed.

Standard average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent calendar quarter-end practicable, considering the type of the communication and the media through which it is communicated.

Standard average annual total returns are calculated using Subaccount unit values which the Company calculates on each Valuation Day based on the performance of the Subaccount's underlying Fund, the deductions for the mortality and expense risk charge, the deductions for the asset-based administration charge and the annual Contract fee. The calculation assumes that the Contract fee is $30 per year per Contract deducted at the end of each Contract year. For purposes of calculating average annual total return, an average per-dollar per-day Contract fee attributable to the hypothetical account for the period is used. The calculation also assumes surrender of the Contract at the end of the period for the return quotation. Total returns will therefore reflect a deduction of the surrender charge for any period less than eight years. The total return is calculated according to the following formula:

          TR        = ((ERV/P)1/N) - 1

Where:

          TR = the average annual total return net of Subaccount recurring charges.

          ERV = the ending redeemable value (net of any applicable surrender charge) of the hypothetical account at the end of the period.

          P         = a hypothetical initial payment of $1,000.

          N = the number of years in the period. Such average annual total return information for the Subaccounts is as follows:


Such average annual total return information for the Subaccounts is as follows:

                      Period Since Inception
Subaccount              6/1/94 to 12/31/97            12/31/96 to 12/31/97

Capital Appreciation        20.65%                          23.32%
Growth and Income           20.41%                          23.17%
Balanced                    11.12%                           8.83%
Bond                         4.72%                           (.44)%
Money Market                 2.44%                          (2.76)%
International Stock          5.69%                          (4.73)%
World Governments            2.38%                          (8.92)%
Emerging Growth              9.05%*                         13.79%
Developing Markets           N/A                           (53.37)%**
High Income                  N/A                             5.30%**

*   For the period 05/01/96 through 12/31/97
**  For the period 05/01/97 through 12/31/97

From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date the Variable Account or any Subaccount commenced operations. The Growth & Income, Balanced, Bond, and Money Market Funds commenced operations in January, 1985. The Capital Appreciation Fund commenced operations in January, 1994. The International Stock Portfolio of the T. Rowe Price International Series, Inc. commenced operations in March, 1994. The MFS(R) World Governments SeriesSM ("MFS World Governments Series") and MFS(R) Emerging Growth SeriesSM ("MFS Emerging Growth Series") of the MFS Variable Insurance Trust commenced operations in June, 1994, and July, 1995, respectively. The Oppenheimer High Income Fund ("Oppenheimer High Income Fund") commenced operations in 1986. The Templeton Developing Markets Fund: Class 2 ("Templeton Developing Markets Fund: Class 2") commenced operations in 1997.


Performance information for the Subaccounts for periods prior to the inception of the Variable Account is calculated according to the formula shown on the previous page, based on the performance of the Funds and the assumption that the corresponding Subaccounts were in existence for the same periods as those indicated for the Funds, with the level of Contract charges that were in effect at the inception of the Subaccounts.

Such average annual total return information for the Subaccounts is as follows:


                       For the         For the         For the    For the period
                       1-year          5-year          10-Year      from date
                       period          period          period      of inception
                       ended           ended           ended        of fund to
Subaccount            12/31/97        12/31/97        12/31/97       12/31/97

Capital Appreciation    23.32%          N/A             N/A           19.48%
Growth and Income       23.17%         17.39%          14.94%         13.97%
Balanced                 8.83%          9.65%           9.91%         10.21%
Bond                     (.44)%         4.22%           6.33%          7.00%
Money Market            (2.76)%         2.21%           3.77%          4.08%
High Income              4.02%         11.65%          12.58%         11.62%

Other Total Returns

From time to time, sales literature or advertisements may also quote average annual total returns that do not reflect the surrender charge. These are calculated in exactly the same way as average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered or withdrawn.

Such average annual total return information for the Subaccounts is as follows:


                      Period Since Inception
Subaccount              6/1/94 to 12/31/97            12/31/96 to 12/31/97

Capital Appreciation        21.26%                          29.62%
Growth and Income           21.02%                          29.47%
Balanced                    11.88%                          15.13%
Bond                         5.60%                           5.86%
Money Market                 3.37%                           3.54%
International Stock          6.55%                           1.57%
World Governments            3.32%                          (2.62)%
Emerging Growth             12.08%*                         20.09%
Developing Markets          N/A                            (45.87)%**
High Income                 N/A                             15.03%**

*  For the period 5/1/96 through 12/31/97.
** For the period 5/1/97 through 12/31/97.


The chart below corresponds to the chart on the previous page showing returns for periods prior to the date the Variable Account commenced operations, except that the chart below does not reflect the surrender charge. Such average annual total return information for the Subaccounts is as follows:


                       For the         For the         For the    For the period
                       1-year          5-year          10-Year      from date
                       period          period          period      of inception
                       ended           ended           ended        of fund to
Subaccount            12/31/97        12/31/97        12/31/97       12/31/97

Capital Appreciation    29.62%          N/A             N/A           20.01%
Growth and Income       29.47%         17.68%          14.94%         13.97%
Balanced                15.13%         10.02%           9.91%         10.21%
Bond                     5.86%          4.67%           6.33%          7.00%
Money Market             3.54%          2.70%           3.77%          4.08%
High Income             10.32%         12.00%          12.58%         11.62%


The  Company may  disclose  cumulative  total  returns in  conjunction  with the
standard  formats   described  above.  The  cumulative  total  returns  will  be calculated using the following formula:

          CTR       = (ERV/P) - 1

Where:

          CTR = The cumulative total return net of Subaccount recurring charges for the period.

          ERV = The ending redeemable value of the hypothetical investment at the end of the period.

          P         = A hypothetical single payment of $1,000.

Effect of the Annual Contract Fee on Performance Data

The Contract provides for a $30 annual Contract fee to be deducted annually at the end of each Contract Year, from the Subaccounts based on the proportion of the Variable Contract Value invested in each such Subaccount. For purposes of reflecting the Contract fee in yield and total return quotations, the annual charge is converted into a per-dollar per-day charge based on the average Variable Contract Value in the Variable Account of all Contracts on the last day of the period for which quotations are provided. The per-dollar per-day average charge will then be adjusted to reflect the basis upon which the particular quotation is calculated.

                            VARIABLE ANNUITY PAYMENTS

Assumed Investment Rate

The discussion concerning the amount of variable annuity payments which follows this section is based on an assumed investment rate of 3.5% per year. The assumed investment rate is used merely in order to determine the first monthly payment per thousand dollars of applied value. This rate does not bear any relationship to the actual net investment experience of the Variable Account or of any Subaccount.

Amount of Variable Annuity Payments

The amount of the first variable annuity payment to a Payee will depend on the amount (i.e., the adjusted Contract Value, the Surrender Value, the death benefit) applied to effect the variable annuity payment as of the Annuity Date, the annuity payment option selected, and the age and sex (if, applicable) of the Annuitant. The Contracts contain tables indicating the dollar amount of the first annuity payment under each annuity payment option for each $1,000 applied at various ages. These tables are based upon the 1983 Table A (promulgated by the Society of Actuaries) and an assumed investment rate of 3.5% per year.

The portion of the first monthly variable annuity payment derived from a Subaccount is divided by the Annuity Unit value for that Subaccount (calculated as of the date of the first monthly payment). The number of such units will remain fixed during the annuity period, assuming the Payee makes no exchanges of Annuity Units for Annuity Units of another Subaccount.

In any subsequent month, for any Contract, the dollar amount of the variable annuity payment derived from each Subaccount is determined by multiplying the number of Annuity Units of that Subaccount attributable to that Contract by the value of such Annuity Unit at the end of the Valuation Period immediately preceding the date of such payment.

The Annuity Unit value will increase or decrease from one payment to the next in proportion to the net investment return of the Subaccount or Subaccounts supporting the variable annuity payments, less an adjustment to neutralize the 3.5% assumed investment rate referred to above. Therefore, the dollar amount of annuity payments after the first will vary with the amount by which the net investment return of the appropriate Subaccounts is greater or less than 3.5% per year. For example, for a Contract using only one Subaccount to generate variable annuity payments, if that Subaccount has a cumulative net investment return of 5% over a one year period, the first annuity payment in the next year will be approximately 1 1/2% greater than the payment on the same date in the preceding year. If such net investment return is 1% over a one year period, the first annuity payment in the next year will be approximately 2 1/2 percentage points less than the payment on the same date in the preceding year. (See also "Variable Annuity Payments" in the Prospectus.)

Annuity Unit Value

The value of an Annuity Unit is calculated at the same time that the value of an Accumulation Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See "Variable Contract Value" in the Prospectus.) The Annuity Unit value for each Subaccount's first Valuation Period was set at $100. The Annuity Unit value for a Subaccount is calculated for each subsequent Valuation Period by dividing (1) by (2), then multiplying this quotient by (3) and then multiplying the result by (4), where:

(1)       is the Accumulation Unit value for the current Valuation Period;

(2)       is the Accumulation Unit value for the immediately preceding Valuation
          Period;

(3)       is the Annuity Unit value for the immediately preceding Valuation
          Period; and

(4) is a special factor designed to compensate for the assumed investment rate of 3.5% built into the table used to compute the first variable annuity payment.

The following illustrations show, by use of hypothetical examples, the method of determining the Annuity Unit value and the amount of several variable annuity payments based on one Subaccount.


                                               Illustration of Calculation of Annuity Unit Value
1.  Accumulation Unit value for current Valuation Period                                                 12.56
2.  Accumulation Unit value for immediately preceding Valuation Period                                   12.55
3.  Annuity Unit value for immediately preceding Valuation Period                                       103.41
4.  Factor to compensate for the assumed investment rate of 3.5%                                          0.99990575
5.  Annuity Unit value of current Valuation Period ((1) / (2)) x (3) x (4)                              103.48

                                                   Illustration of Variable Annuity Payments
1.   Number of Accumulation Units at Annuity Date                                                     1,000.00
2.   Accumulation Unit value                                                                            $18.00
3.   Adjusted Contract Value (1)x(2)                                                                $18,000.00
4.   First monthly annuity payment per $1,000 of adjusted Contract Value                                 $5.63
5.   First monthly annuity payment (3)x(4), 1,000                                                   $101.34
6.   Annuity Unit value                                                                                 $98.00
7.   Number of Annuity Units (5),(6)                                                                  1.034
8.   Assume Annuity Unit value for second month equal to                                                $99.70
9.   Second monthly annuity payment (7)x(8)                                                            $103.09
10.  Assume Annuity Unit value for third month equal to                                                 $95.30
11.  Third monthly annuity payment (7)x(10)                                                             $98.54

                     TERMINATION OF PARTICIPATION AGREEMENTS

The participation agreements pursuant to which the Funds sell their shares to the Variable Account contain varying provisions regarding termination. The following summarizes those provisions:

T. Rowe Price International Series, Inc.

The agreement between the Company and T. Rowe Price International Series, Inc. (and its principal underwriter) provides for termination as it applies to any Fund covered by the agreement: (1) by any party upon six months prior written notice to the other parties or in the event that (subject to certain conditions) formal proceedings are initiated against any other party by the SEC or another regulator or in the event that any other party suffers a material adverse change in its business, operations, financial condition or prospects or suffers material adverse publicity, (2) by the Company upon Written Notice to the other parties if shares of the Fund are not reasonably available to meet the requirements of the Contracts or are not registered, issued or sold in conformity with applicable laws or such laws preclude the use of such shares as investment media for the Contracts, (3) by the Company upon Written Notice to the other parties in the event that the Fund fails to meet certain Code requirements described in the agreement, (4) by T. Rowe Price International
Series, Inc. or its principal underwriter upon 45 days written notice to the Company, and (5) by T. Rowe Price International Series, Inc. or its principal underwriter upon written notice to the Company in the event that the Contracts fail to meet certain Code requirements described in the agreement.

MFS Variable Insurance Trust

The agreement between the Company and MFS Variable Insurance Trust (and its investment adviser) provides for termination as it applies to any Fund covered by the agreement: (1) by any party upon six months prior written notice to the other parties, or in the event that (subject to certain conditions) formal proceedings are initiated against any other party by the SEC or another regulator, or (subject to certain conditions) in the event that the Company should substitute shares of another Fund for the Fund, (2) by any party upon written notice to the other parties in the event that any other party suffers a material adverse change in its business, operations, financial condition or prospects or suffers material adverse publicity, or in the event that another party materially breaches any provision of the agreement, (3) by the Company upon prompt written notice to the other parties if shares of the Fund are not reasonably available to meet the requirements of the Contracts or are not appropriate funding vehicles for the Contracts, and (4) upon assignment of the agreement by any party unless the other parties agree in writing to the assignment.

Oppenheimer Variable Account Funds

The agreement between the Company and Oppenheimer Variable Account Funds (and its investment adviser) provides for termination as it applies to any Fund covered by the agreement: (1) by any party upon six months prior written notice to the other parties, or in the event that (subject to certain conditions) formal proceedings are initiated against any other party, (2) by the Company upon prompt written notice to the other parties if shares of the Fund are not reasonably available to meet the requirements of the Contracts or are not appropriate funding vehicles for the Contracts, and (3) by Oppenheimer Variable Account Funds upon six months written notice if it determines an irreconcilable material conflict cannot be remedied.

Templeton Variable Products Series Fund

Generally, the agreement between the Company and Templeton Variable Products Series Fund (and its principal underwriter) provides for termination as it applies to any Fund covered by the agreement: (1) by any party in its entirety or with respect to one, some or all portfolios or any reason by sixty (60) days advance written notice delivered to the other parties, (2) by any party upon written notice to the other parties in the event that any other party suffers a material adverse change in its business, operations, financial condition or prospects or suffers material adverse publicity, or in the event that another party materially breaches any provision of the agreement, (3) by Templeton Variable Products Series Fund or its principal underwriter upon 45 days written notice to the Company, and (4) upon assignment of the agreement by any party unless the other parties agree in writing to the assignment. This is a summary only; other provisions and conditions may apply.

                                  LEGAL MATTERS

All matters relating to Iowa law pertaining to the Contracts, including the validity of the Contracts and the Company's authority to issue the Contracts, have been passed upon by Barbara L. Secor, Esquire, Assistant Vice President and Associate General Counsel of the Company.

                                     EXPERTS


The financial statements of the Variable Account as of December 31, 1997, including a statement of assets and liabilities, a statement of operations for the year then ended, a statement of changes in net assets for the years ended December 31, 1997, and 1996, and accompanying notes, which are included in this Statement of Additional Information and in the registration statement, have been audited by KPMG Peat Marwick LLP, independent auditors, as set forth in their report herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

The statutory basis statements of admitted assets, liabilities and surplus of the Company as of December 31, 1997, and 1996, and the related statements of operations, changes in unassigned surplus, and cash flows for the years ended December 31, 1997, 1996, and 1995, which are included in this Statement of Additional Information and in the registration statement, have been audited by KPMG Peat Marwick LLP, independent auditors, as set forth in their report herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

The report of KPMG Peat Marwick LLP covering the December 31, 1997, financial statements contains an explanatory paragraph that states that the Company prepared the financial statements using accounting practices prescribed or permitted by the Iowa Department of Commerce, Insurance Division, which practices differ from generally accepted accounting principles.


                                OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

                              FINANCIAL STATEMENTS


The audited financial statements of the Variable Account as of December 31, 1997, including a statement of assets and liabilities, a statement of operations for the year then ended, a statement of changes in net assets for the years ended December 31, 1997, and 1996, and accompanying notes, are included in this Statement of Additional Information.

The Company's statutory basis statements of admitted assets, liabilities and surplus as of December 31, 1997, and 1996, and the related statutory basis statements of operations, changes in unassigned surplus, and cash flows for the years ended December 31, 1997, 1996, and 1995, as well as the Independent
Auditor's Reports, which are included in this Statement of Additional Information, should be considered only as bearing on the Company's ability to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                       Statement of Assets and Liabilities
                                December 31, 1997


                                         Capital
                                      Appreciation         Growth and                                                    Money
                                          Stock           Income Stock          Balanced              Bond              Market
Assets:                                Subaccount          Subaccount          Subaccount          Subaccount         Subaccount
Investments in Ultra Series Fund:
   (note 2)

Capital Appreciation Stock Fund,
   7,161,810 shares at net asset
   value of $18.85 per share
   (cost $102,107,628)                $135,005,291       $         --        $         --         $        --        $        --

Growth and Income Stock Fund,
   10,385,443 shares at net asset
   value of $27.20 per share
   (cost $221,062,843)                          --        282,527,699                  --                  --                 --

Balanced Fund, 10,863,830 shares
   at net asset value of $17.02
   per share (cost $167,160,842)                --                 --         184,932,699                  --                 --

Bond Fund, 3,156,281 shares at
   net asset value of $10.54
   per share (cost $32,840,723)                 --                 --                  --          33,280,493                 --

Money Market Fund, 17,555,013
   shares at net asset value of
   $1.00 per share
   (cost $17,555,013)                           --                 --                  --                  --         17,555,013
                                       -----------        -----------         -----------          ----------         ----------
     Total assets                      135,005,291        282,527,699         184,932,699          33,280,493         17,555,013
                                       -----------        -----------         -----------          ----------         ----------
Liabilities:
Accrued adverse mortality and
   expense charges                          22,677             47,571              31,370               5,683              2,897
Other accrued expenses                       2,721              5,709               3,764                 682                348
                                       -----------        -----------         -----------          ----------         ----------
     Total liabilities                      25,398             53,280              35,134               6,365              3,245
                                       -----------        -----------         -----------          ----------         ----------
     Net assets                       $134,979,893       $282,474,419        $184,897,565         $33,274,128        $17,551,768
                                       ===========        ===========         ===========          ==========         ==========
Contract owners' equity:
Contracts in accumulation period
   (note 6)                            134,974,906        282,288,487         184,846,582          33,274,128         17,551,768
Contracts in annuity payment period
   (note 2)                                  4,987            185,932              50,983                  --                 --
                                       -----------        -----------         -----------          ----------         ----------
     Total contract owners' equity     134,979,893        282,474,419         184,897,565          33,274,128         17,551,768
                                       ===========        ===========         ===========          ==========         ==========
     Accumulation units outstanding
       (note 5 and note 6)               6,732,473         14,176,543          12,307,622           2,725,770          1,551,829
                                       ===========        ===========         ===========          ==========         ==========
     Accumulation value per unit            $20.05             $19.91              $15.02              $12.21             $11.31
                                       ===========        ===========         ===========          ==========         ==========


See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                       Statement of Assets and Liabilities
                                December 31, 1997


                                      International           World             Emerging              High            Developing
                                          Stock            Governments           Growth              Income             Markets
Assets:                                Subaccount          Subaccount          Subaccount          Subaccount         Subaccount
Investments in T. Rowe Price
International Fund, Inc.:
   International Stock Portfolio,
   4,329,028 shares at net asset
   value of $12.74 per share
   (cost $52,357,284)                 $55,151,814         $        --         $        --         $        --        $         --

Investments in MFS(R) Variable
  Insurance TrustSM:
   World Governments Series,
   1,363,097 shares at net asset
   value of $10.21 per share
   (cost $14,012,900)                          --          13,917,216                  --                  --                  --

Investments in MFS(R) Variable
  Insurance TrustSM:
   Emerging Growth Series,
   2,818,251 shares at net asset
   value of $16.14 per share
   (cost $39,415,702)                          --                  --          45,486,570                  --                  --

Investments in Oppenheimer
  Variable Account Funds:
   High Income Series,
   1,178,269 shares at net asset
   value of $11.52 per share
   (cost $13,469,886)                          --                  --                  --          13,573,657                  --

Investments in Templeton
  Variable Products Series Fund:
   Developing Markets Series,
   460,462 shares at net asset
   value of $6.62 per share
   (cost $4,196,143)                           --                  --                  --                  --           3,048,260
                                       ----------          ----------          ----------          ----------           ---------
     Total assets                      55,151,814          13,917,216          45,486,570          13,573,657           3,048,260
                                       ----------          ----------          ----------          ----------           ---------
Liabilities
Accrued adverse mortality and
   expense charges                          9,411               2,389               7,611               2,298                 517
Other accrued expenses                      1,129                 287                 913                 276                  62
                                       ----------          ----------          ----------          ----------           ---------
     Total liabilities                     10,540               2,676               8,524               2,574                 579
                                       ----------          ----------          ----------          ----------           ---------
     Net assets                       $55,141,274         $13,914,540         $45,478,046         $13,571,083          $3,047,681
                                       ==========          ==========          ==========          ==========           =========

Contract owners' equity:
Contracts in accumulation period
   (note 6)                            55,141,274          13,914,540         45,459,968           13,571,083           3,047,681
Contracts in annuity payment period
   (note 2)                                    --                  --             18,078                   --                  --
                                       ----------          ----------         ----------           ----------          ----------
     Total contract owners' equity     51,141,274          13,914,540         45,478,046           13,571,083           3,047,681
                                       ==========          ==========         ==========           ==========          ==========
     Accumulation units outstanding
       (note 5 and note 6)              4,373,475           1,232,126          3,752,045            1,234,868             458,727
                                       ==========          ==========         ==========           ==========           =========
     Accumulation value per unit           $12.61              $11.29             $12.12               $10.99               $6.64
                                       ==========          ==========         ==========           ==========           =========

See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                             Statement of Operations
                                December 31, 1997


                                         Capital
                                      Appreciation         Growth and                                                    Money
                                          Stock           Income Stock          Balanced              Bond              Market
Investment income (loss):              Subaccount          Subaccount          Subaccount          Subaccount         Subaccount
                                       ----------          ----------          ----------          ----------         ----------
  Dividend income                        $611,841          $2,901,812         $5,645,042          $1,464,506          $1,038,769
  Adverse mortality and expense
   charges (note 3)                    (1,270,572)         (2,577,337)        (1,803,619)           (336,358)           (258,721)
  Administrative charges                 (152,469)           (309,280)          (216,434)            (40,363)            (31,047)
                                       ----------          ----------         ----------           ---------           ---------
  Net investment income (loss)           (811,200)             15,195          3,624,989           1,087,785             749,001
                                       ----------          ----------         ----------           ---------           ---------
Realized and unrealized gain (loss)
  on investments:
  Realized gain (loss) on security
   transactions:
   Capital gain distributions           1,686,012           4,628,636          2,287,057               3,960                  --
   Proceeds from sale of securities       926,992           1,081,423          1,113,855           1,136,080          35,313,724
   Cost of securities sold               (730,724)           (848,350)          (990,393)         (1,120,968)        (35,313,724)
                                       ----------          ----------         ----------           ---------           ---------
   Net realized gain (loss) on
     security transactions              1,882,280           4,861,709          2,410,519              19,072                  --
   Net change in unrealized
     appreciation or depreciation
     on investments                    24,598,979          46,546,353         14,073,060             524,467                  --
                                       ----------          ----------         ----------           ---------           ---------
   Net gain (loss) on investments      26,481,259          51,408,062         16,483,579             543,539                  --
                                       ----------          ----------         ----------           ---------           ---------
Net increase (decrease) in net
  assets resulting from operations    $25,670,059         $51,423,257        $20,108,568          $1,631,324            $749,001
                                       ==========          ==========         ==========           =========           =========


                                      International           World             Emerging              High            Developing
                                          Stock            Governments           Growth              Income             Markets
Investment income (loss):              Subaccount          Subaccount          Subaccount          Subaccount         Subaccount
                                       ----------          ----------          ----------          ----------         ----------
  Dividend income                      $1,228,093            $313,188       $         --            $403,093          $       --
  Adverse mortality and expense
   charges (note 3)                      (582,913)           (168,455)          (394,556)            (54,252)            (16,325)
  Administrative charges                  (69,950)            (20,215)           (47,347)             (6,510)             (1,959)
                                        ---------            --------          ---------            --------          ----------
  Net investment income (loss)            575,230             124,518           (441,903)            342,331             (18,284)
                                        ---------            --------          ---------            --------          ----------
Realized and unrealized gain (loss)
  on investments:
  Realized gain (loss) on security
   transactions:
   Capital gain distributions                  --                  --                 --                  --                  --
   Proceeds from sale of securities       218,498           1,442,089            144,769               4,220             142,968
   Cost of securities sold               (179,815)         (1,456,932)          (122,421)             (4,168)           (163,912)
                                        ---------            --------          ---------            --------          ----------
   Net realized gain (loss) on
    security transactions                  38,683             (14,843)            22,348                  52             (20,944)
  Net change in unrealized
    appreciation or depreciation
    on investments                       (469,465)           (395,717)         5,960,197             103,771          (1,147,882)
                                        ---------            --------          ---------            --------          ----------
   Net gain (loss) on investments        (430,782)           (410,560)         5,937,849             103,823          (1,168,826)
                                        ---------            --------          ---------            --------          ----------
Net increase (decrease) in net
  assets resulting from operations       $144,448           $(286,042)        $5,540,642            $446,154         $(1,187,110)
                                        =========            ========          =========            ========          ==========

See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                       Statement of Changes in Net Assets
                     Years Ended December 31, 1997 and 1996


                                          CAPITAL APPRECIATION STOCK SUBACCOUNT                GROWTH AND INCOME STOCK SUBACCOUNT
Operations:                                    1997                  1996                          1997                  1996
                                               ----                  ----                          ----                  ----
  Net investment income (loss)             $(811,200)           $1,960,017                        $15,195            $3,503,603
  Net realized gain (loss) on
   security transactions                   1,882,280               184,419                      4,861,709                31,195
  Net change in unrealized appreciation
   or depreciation on investments         24,598,979             6,603,942                     46,546,353            13,287,638
                                         -----------            ----------                    -----------           -----------
    Change in net assets from operations  25,670,059             8,748,378                     51,423,257            16,822,436
                                         -----------            ----------                    -----------           -----------
Capital unit transactions (note 5):
  Proceeds from sales of units           107,669,256            66,511,107                    197,965,607           112,789,079
  Cost of units repurchased              (67,800,969)          (31,925,414)                   (98,094,296)          (34,256,064)
  Annuity benefit payments                      (168)                   --                         (7,512)                   --
                                         -----------            ----------                    -----------           -----------
   Change in net assets from capital
    unit transactions                     39,868,119            34,585,693                     99,863,799            78,533,015
                                         -----------            ----------                    -----------           -----------
Increase (decrease) in net assets         65,538,178            43,334,071                    151,287,056            95,355,451
Net assets:
  Beginning of period                     69,441,715            26,107,644                    131,187,363            35,831,912
                                         -----------            ----------                    -----------           -----------
  End of period                         $134,979,893           $69,441,715                   $282,474,419          $131,187,363
                                         ===========            ==========                    ===========           ===========

                                                   BALANCED SUBACCOUNT                                   BOND SUBACCOUNT
Operations:                                    1997                  1996                          1997                  1996
                                               ----                  ----                          ----                  ----
  Net investment income (loss)            $3,624,989            $4,085,481                     $1,087,785              $704,571
  Net realized gain (loss) on
   security transactions                   2,410,519                13,414                         19,072                (1,945)
  Net change in unrealized appreciation
   or depreciation on investments         14,073,060             2,775,771                        524,467              (263,632)
                                         -----------           -----------                     ----------            ----------
    Change in net assets from operations  20,108,568             6,874,666                      1,631,324               438,994
                                         -----------           -----------                     ----------            ----------
Capital unit transactions (note 5):
  Proceeds from sale of units            134,826,300            91,579,338                     31,709,344            20,883,364
  Cost of units repurchased              (71,445,220)          (29,216,779)                   (19,493,816)           (8,218,653)
  Annuity benefit payments                    (1,535)                   --                             --                    --
                                         -----------           -----------                     ----------            ----------
   Change in net assets from capital
    unit transactions                     63,379,545            62,362,559                     12,215,528            12,664,711
                                         -----------           -----------                     ----------            ----------
Increase (decrease) in net assets         83,488,113            69,237,225                     13,846,852            13,103,705
Net assets:
  Beginning of period                    101,409,452            32,172,227                     19,427,276             6,323,571
                                         -----------           -----------                     ----------            ----------
  End of period                         $184,897,565          $101,409,452                    $33,274,128           $19,427,276
                                         ===========           ===========                     ==========            ==========

                                                 MONEY MARKET SUBACCOUNT                         INTERNATIONAL STOCK SUBACCOUNT
Operations:                                    1997                  1996                          1997                  1996
                                               ----                  ----                          ----                  ----
  Net investment income (loss)              $749,001              $425,152                       $575,230              $222,112
  Net realized gain (loss) on
   security transactions                          --                    --                         38,683                 1,124
  Net change in unrealized appreciation
   or depreciation on investments                 --                    --                       (469,465)            2,489,462
                                          ----------            ----------                     ----------            ----------
    Change in net assets from operations     749,001               425,152                        144,448             2,712,698
                                          ----------            ----------                     ----------            ----------
Capital unit transactions (note 5):
  Proceeds from sales of units            92,196,341            71,914,632                     64,648,440            37,340,833
  Cost of units repurchased              (91,675,721)          (62,787,600)                   (42,924,106)          (18,736,774)
  Annuity benefit payments                        --                    --                             --                    --
                                          ----------            ----------                     ----------            ----------
   Change in net assets from capital
    unit transactions                        520,620             9,127,032                     21,724,334            18,604,059
                                          ----------            ----------                     ----------            ----------
  Increase (decrease) in net assets        1,269,621             9,552,184                     21,868,782            21,316,757
Net assets:
  Beginning of period                     16,282,147             6,729,963                     33,272,492            11,955,735
                                          ----------            ----------                     ----------            ----------
  End of period                          $17,551,768           $16,282,147                    $55,141,274           $33,272,492
                                          ==========            ==========                     ==========            ==========
See accompanying notes to financial statements.

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                       Statement of Changes in Net Assets
                     Years Ended December 31, 1997 and 1996


                                              WORLD GOVERNMENTS SUBACCOUNT                        EMERGING GROWTH SUBACCOUNT
Operations:                                    1997                  1996                          1997                  1996*
                                               ----                  ----                          ----                  -----
  Net investment income (loss)              $124,518             $(125,656)                     $(441,903)              $54,624
  Net realized gain (loss) on
   security transactions                     (14,843)               (2,764)                        22,348                    --
  Net change in unrealized appreciation
   or depreciation on investments           (395,717)              448,184                      5,960,197               110,671
                                          ----------            ----------                     ----------            ----------
    Change in net assets from operations    (286,042)              319,764                      5,540,642               165,295
                                          ----------            ----------                     ----------            ----------
Capital unit transactions (note 5):
  Proceeds from sale of units             15,607,791            14,413,481                     50,764,584            21,632,015
  Cost of units repurchased              (13,378,076)           (8,476,180)                   (27,459,730)           (5,164,573)
  Annuity benefit payments                        --                    --                           (187)                   --
                                          ----------            ----------                     ----------            ----------
   Change in net assets from capital
    unit transactions                      2,229,715             5,937,301                     23,304,667            16,467,442
                                          ----------            ----------                     ----------            ----------
Increase (decrease) in net assets          1,943,673             6,257,065                     28,845,309            16,632,737
Net assets:
  Beginning of period                     11,970,867             5,713,802                     16,632,737                    --
                                          ----------            ----------                     ----------            ----------
  End of period                          $13,914,540           $11,970,867                    $45,478,046           $16,632,737
                                          ==========            ==========                     ==========            ==========

                                                HIGH INCOME SUBACCOUNT                           DEVELOPING MARKETS SUBACCOUNT
Operations:                                  1997**                                              1997**
                                             ------                                              ------
  Net investment income (loss)              $342,331                                             $(18,284)
  Net realized gain (loss) on
   security transactions                          52                                              (20,944)
  Net change in unrealized appreciation
   or depreciation on investments            103,771                                           (1,147,882)
                                          ----------                                            ---------
    Change in net assets from operations     446,154                                           (1,187,110)
                                          ----------                                            ---------
Capital unit transactions (note 5):
  Proceeds from sales of units            14,947,080                                            4,966,376
  Cost of units repurchased               (1,822,151)                                            (731,585)
  Annuity benefit payments                        --                                                   --
                                          ----------                                            ---------
   Change in net assets from capital
    unit transactions                     13,124,929                                            4,234,791
                                          ----------                                            ---------
  Increase (decrease) in net assets       13,571,083                                            3,047,681
Net assets:
  Beginning of period                             --                                                   --
                                          ----------                                            ---------
  End of period                          $13,571,083                                           $3,047,681
                                          ==========                                            =========

See accompanying notes to financial statements.

*The data is for the period beginning May 1, 1996 (date of initial activity). **The data is for the period beginning May 1, 1997 (date of initial activity).

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                          Notes to Financial Statements

(1)  Organization

     The CUNA Mutual Life Variable Annuity Account (the Variable Account) is a unit investment trust registered under the Investment Company Act of 1940 with the Securities and Exchange Commission. The Variable Account was established as a separate investment account within CUNA Mutual Life Insurance Company (the Company) to receive and invest net premiums paid under variable annuity contracts (Contracts).

     Although the assets in the Variable Account are the property of the Company, the assets in the Variable Account attributable to the Contracts are not chargeable with liabilities arising out of any other business which the Company may conduct. The assets of the Variable Account are available to cover the general liabilities of the Company only to the extent that the Variable Account's assets exceed its liabilities arising under the Contracts. The Company has the right to transfer to the general account any assets of the Variable Account which are in excess of reserves and other contract liabilities. All obligations arising under the Contracts are general corporate obligations of the Company.

(2)  Significant Accounting Policies

     Investments

     The Variable Account currently is divided into ten subaccounts but may, in the future, include additional subaccounts. Each subaccount invests exclusively in shares of a single underlying fund. (The term fund is used to mean an investment portfolio sometimes called a fund, i.e., Ultra Series Fund (Class Z shares), T. Rowe Price International Fund, Inc., MFS(R) Variable Insurance TrustSM,* Oppenheimer Variable Account Funds, Templeton Variable Products Series Fund, or any other open-end management investment company or unit investment trust in which a subaccount invests.) The income, gains and losses, realized or unrealized, from the assets allocated to each subaccount are credited to or charged against that subaccount without regard to income, gains or losses from any other subaccount.

     The Variable Account invests in shares of Ultra Series Fund, T. Rowe Price International Fund, Inc., MFS(R) Variable Insurance TrustSM,* Oppenheimer Variable Account Funds, and Templeton Variable Products Series Fund. Each is a management investment company of the series type with one or more funds. Each is registered with the SEC as an open-end, management investment company. Such registration does not involve supervision of the management or investment practices or policies of the companies or their funds by the SEC.

     The Ultra Series Fund currently has five funds available as investment options under the Contracts, The T. Rowe Price International Series, Inc. has one fund available as an investment option under the Contracts, the MFS Variable Insurance Trust has two funds available as investment options under the Contracts, the Oppenheimer Variable Account Funds has one fund available as an investment option under the Contracts and the Templeton
     Variable Products Series Fund has one fund available as an investment option under the Contracts. The Ultra Series Fund, MFS Variable Insurance Trust, Oppenheimer Variable Account Funds and Templeton Variable Products Series Fund also have other funds that are not available under the Contracts. All five investment companies may, in the future, create additional funds or classes that may or may not be available as investment options under the Contracts. Each fund has its own investment objective and the income, gains and losses for each fund are determined separately for that fund or class.

     CIMCO Inc. (CIMCO) serves as the Investment Adviser to the Ultra Series Fund and manages its assets in accordance with general policies and guidelines established by the board of trustees of the Ultra Series Fund. The Company owns one half of CIMCO's outstanding stock and one half is owned indirectly by CUNA Mutual Insurance Society.

     Rowe Price-Fleming International, Inc. (RPFI) serves as the Investment Adviser to the International Stock Portfolio and manages its assets in accordance with general policies and guidelines established by the board of directors of T. Rowe Price International Fund, Inc. RPFI was founded in 1979 as a joint venture between T. Rowe Price Associates, Inc. and Robert Fleming Holdings Limited.

     Massachusetts Financial Services Company (MFS) serves as the Investment Adviser to the MFS World Governments Series and Emerging Growth Series and manages its assets in accordance with general policies and guidelines established by the board of trustees of MFS(R) Variable Insurance TrustSM. MFS is a subsidiary of Sun Life Assurance Company of Canada (U.S.) which, in turn, is a subsidiary of Sun Life Assurance Company of Canada.

     OppenheimerFunds, Inc. serves as the investment adviser to the Oppenheimer High Income Fund and manages its assets in accordance with general policies and guideline established by the board of trustees of the Oppenheimer Variable Account Funds. The Manager is owned by Oppenheimer Acquisition Corp., a holding company that is owned in part by senior officers of the Manager and controlled by Massachusetts Mutual Life Insurance Company.

     Templeton Asset Management Ltd. serves as the investment adviser to the Templeton Developing Markets Fund: Class 2 and manages its assets and makes its investments decisions. Templeton Asset Management Ltd. is a Singapore corporation wholly owned by Franklin Resources, Inc., a publicly owned company. Resources' principal shareholders are Charles B. Johnson and Rupert H. Johnson, Jr.

     The assets of each fund are held separate from the assets of the other funds, and each fund is offered at a price equal to its respective net asset value per share, without sales charge. Dividends and capital gain distributions from each fund are reinvested in that fund. Investments in shares of the funds are stated at market value which is the net asset value per share as determined by the funds. Realized gains and losses from security transactions are reported on an average cost basis.
     Dividend income is recorded on the ex-dividend date.

     Federal Income Taxes

     Currently, no charge is made against the Variable Account for any federal, state or local taxes (other than premium taxes) that the Company incurs or that may be attributable to the Variable Account or the Contracts. The Company may, however, make such a charge in the future from surrender value, death benefits or annuity payments, as appropriate. Such taxes may include taxes (levied by any government entity) which the Company determines to have resulted from: (1) the establishment or maintenance of the Variable Account, (2) receipt by the Company of purchase payments, (3) issuance of the Contracts, or (4) the payment of annuity payments.

     Annuity Reserves

     Annuity reserves are computed for contracts in the payout stage according to the 1983a Individual Annuitant Mortality Table. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by CUNA Mutual Life Insurance Company and may result in additional amounts being transferred into the variable annuity account by CUNA Mutual Life Insurance Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the insurance company.

     Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.


(3)  Fees and Charges

     Organization Costs

     CUNA Mutual Life Insurance Company absorbed all organization expenses of the Variable Account.

     Contract Charges

     Surrender Charge (Contingent Deferred Sales Charge). No charge for sales expenses is deducted from purchase payments at the time purchase payments are paid. However, a surrender charge is deducted upon surrender or partial withdrawal of purchase payments within 7 years of their being paid and, in certain circumstances, upon payment of a death benefit or the election of certain annuity payment options.

     For purchase payments withdrawn or surrendered within one year of having been paid, the charge is 7% of the amount of the payment withdrawn or surrendered. For each purchase payment, the surrender charge decreases by 1% for each full year that has elapsed since the payment was made. No surrender charge is assessed upon the withdrawal or surrender of the contract value in excess of aggregate purchase payments or on purchase payments made more than 7 years prior to the withdrawal or surrender.

     Subject to certain restrictions for the first partial withdrawal (or surrender) in each contract year, an amount equal to 10% of aggregate purchase payments subject to a surrender charge (as of the time of withdrawal or surrender) may be surrendered without a surrender charge. The surrender charge also may be waived in certain circumstances as provided in the Contracts.

     Annual Contract Fee. On each contract anniversary (or upon surrender of the Contract) prior to the annuity date, the Company deducts an annual contract fee of $30 from the variable contract value. After the annuity date, the Company deducts this fee from variable annuity payments. A pro-rated portion of the fee is deducted upon annuitization of a Contract except on a contract anniversary.

     Transfer Fee. No charge is made for transfers, however, the Company reserves the right to charge $10 for the 13th and each subsequent transfer during a Contract year.

     Premium Taxes. If state or other premium taxes are applicable to a Contract, they will be deducted either: (a) from purchase payments as they are received, (b) from contract value upon surrender or partial withdrawal,
     (c) upon application of adjusted contract value to an annuity payment option, or (d) upon payment of a death benefit. The Company, however, reserves the right to deduct premium taxes at the time it pays such taxes.

     Variable Account Charges

     Mortality and Expense Risk Charge. The Company deducts a daily mortality and expense risk charge to compensate it for assuming certain mortality and expense risks. The charge is deducted from the assets of the Variable Account at an annual rate of 1.25% (approximately 0.85% for mortality risk and 0.40% for expense risks).

     Asset-Based Administration Charge. The Company deducts a daily administration charge to compensate it for certain expenses it incurs in administration of the Contract. The charge is deducted from the assets of the Variable Account at an annual rate of 0.15%.

(4)  Investment Transactions

     The  cost  of  shares   purchased,   including   reinvestment  of  dividend
     distributions, during the year ended December 31, 1997, was as follows:

     Capital Appreciation Stock Fund...................... $  41,681,980
     Growth and Income Stock Fund.........................   105,617,046
     Balanced Fund........................................    70,421,088
     Bond Fund............................................    14,446,026
     Money Market Fund....................................    36,583,424
     International Stock Portfolio........................    22,522,285
     World Governments Series.............................     3,796,726
     Emerging Growth......................................    23,012,930
     High Income Fund.....................................    13,474,054
     Developing Markets Fund..............................     4,360,054
                                                             -----------
                                                            $335,915,613
                                                             ===========

(5)  Accumulation Unit Activity from Contract Transactions

     Transactions in accumulation units of each subaccount of the Variable Account for the years ended December 31, 1997 and 1996, were as follows:

                                                         Capital
                                                      Appreciation     Growth and                                        Money
                                                          Stock       Income Stock       Balanced         Bond          Market
                                                       Subaccount      Subaccount       Subaccount     Subaccount     Subaccount

Accumulation units outstanding at December 31, 1995     2,024,589        2,807,876       2,698,049        556,749         637,911
Accumulation units sold                                 4,725,115        8,201,765       7,449,013      1,861,200       6,697,714
Accumulation units repurchased                         (2,253,984)      (2,468,258)     (2,363,229)      (731,410)     (5,842,921)
                                                        ---------        ---------       ---------      ---------       ---------
Accumulation units outstanding at December 31, 1996     4,495,720        8,541,383       7,783,833      1,686,539       1,492,704
Accumulation units sold                                 6,013,456       11,114,621       9,579,893      2,687,144       8,313,505
Accumulation units repurchased                         (3,776,703)      (5,479,461)     (5,056,104)    (1,647,913)     (8,254,380)
                                                        ---------        ---------       ---------      ---------       ---------
Accumulation units outstanding at December 31, 1997     6,732,473       14,176,543      12,307,622      2,725,770       1,551,829
                                                        =========       ==========       =========      =========       =========

                                                       International      World          Emerging         High        Developing
                                                          Stock         Governments        Growth         Income         Markets
                                                        Subaccount      Subaccount       Subaccount*    Subaccount     Subaccount

Accumulation units outstanding at December 31, 1995     1,090,681          505,990              --             --              --
Accumulation units sold                                 3,189,527        1,277,826       2,162,251             --              --
Accumulation units repurchased                         (1,596,931)        (750,333)       (511,624)            --              --
                                                        ---------        ---------       ---------       --------         -------
Accumulation units outstanding at December 31, 1996     2,683,277        1,033,483       1,650,627             --              --
Accumulation units sold                                 5,006,978        1,384,847       4,521,335      1,403,639         547,590
Accumulation units repurchased                         (3,316,780)      (1,186,204)     (2,419,917)      (168,771)        (88,863)
                                                        ---------        ---------       ---------       --------         -------
Accumulation units outstanding at December 31, 1997     4,373,475        1,232,126       3,752,045      1,234,868         458,727
                                                        =========        =========       =========       ========         =======

*The data is for the period beginning May 1, 1996 (date of initial activity).

(6)  Condensed Financial Information

     The table below gives per unit information about the financial history of each subaccount for each period.

                                          Capital Appreciation      Growth and Income           Balanced                   Bond
                                            Stock Subaccount        Stock Subaccount           Subaccount               Subaccount

Accumulation unit value:                1997       1996*        1997       1996*        1997       1996*        1997       1996*
                                        ----       -----        ----       -----        ----       -----        ----       -----
  Beginning of period                   $15.45     $12.90       $15.36     $12.76       $13.03     $11.92       $11.52     $11.36

  End of period                          20.05      15.45        19.91      15.36        15.02      13.03        12.21      11.52

Percentage increase in accumulation
  unit value during  period             29.77%     19.77%       29.62%     20.38%       15.27%      9.31%        5.99%      1.41%

Number of accumulation units
  outstanding  at end of period      6,732,473  4,495,720   14,176,543  8,541,383   12,307,622  7,783,833    2,725,770  1,686,539


                                         Money Market            International         World Governments         Emerging Growth
                                          Subaccount           Stock Subaccount           Subaccount               Subaccount

Accumulation unit value:                1997       1996*        1997       1996*        1997       1996*        1997      1996**
                                        ----       -----        ----       -----        ----       -----        ----      ------

  Beginning of period                   $10.91     $10.55       $12.40     $10.96       $11.58     $11.29       $10.08     $10.00

  End of period                          11.31      10.91        12.61      12.40        11.29      11.58        12.12      10.08

Percentage increase in accumulation
  unit value during  period              3.67%      3.41%        1.69%     13.14%      (2.50%)      2.57%       20.24%      0.80%

Number of accumulation units
  outstanding at end of period       1,551,829  1,492,704    4,373,475  2,683,277    1,232,126  1,033,483    3,752,045  1,650,627


                                          High Income         Developing Markets
                                          Subaccount           Stock Subaccount
Accumulation unit value:               1997***                 1997***
                                       -------                 -------

  Beginning of period                   $10.00                  $10.00

  End of period                          10.99                    6.64

Percentage increase in accumulation
  unit value during  period               9.9%                 (33.6%)

Number of accumulation units
  outstanding at end of period       1,234,868                 458,727

For the Money Market Subaccount, the "seven-day average yield" for the seven days ended December 31, 1997, was 3.6% and the "effective yield" for that period was 3.7%.

* 1996 data is for the year ended December 31, 1996.

**1996 data is for the eight-month period ended December 31, 1996.

***1997 data is for the eight-month period ended December 31, 1997.


                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
CUNA Mutual Life Insurance Company and Contract Owners of CUNA Mutual Life Variable Annuity Account:

We have audited the statements of assets and liabilities of the Capital Appreciation Stock Subaccount, Growth and Income Stock Subaccount, Balanced Subaccount, Bond Subaccount, Money Market Subaccount, International Stock Subaccount, World Governments Subaccount, Emerging Growth Subaccount, High Income Subaccount, and the Developing Markets Subaccount of the CUNA Mutual Life Variable Annuity Account as of December 31, 1997; the related statements of operations for the year then ended; changes in net assets and the condensed financial information for each of the years in the two-year (one year and eight months for Emerging Growth Subaccount and eight months for the High Income
Subaccount and the Developing Markets Subaccount) period then ended. These financial statements and condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 1997, were verified by audit of the statements of assets and liabilities of the underlying funds of Ultra Series Fund and confirmation with MFS Variable Insurance Trust, T. Rowe Price, OppenheimerFunds, Inc., and Templeton Asset Management Ltd. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of the Capital Appreciation Stock Subaccount, Growth and Income Stock Subaccount, Balanced Subaccount, Bond Subaccount, Money Market Subaccount, International Stock Subaccount, World Governments Subaccount, Emerging Growth Subaccount, High Income Subaccount, and the Developing Markets Subaccount of the CUNA Mutual Life Variable Annuity Account as of December 31, 1997, the results of their operations for the year then ended; changes in their net assets and the condensed financial information for each of the years in the two-year (one year and eight months for Emerging Growth Subaccount and eight months for the High Income Subaccount and the Developing Markets Subaccount) period then ended in conformity with generally accepted accounting principles.

                                               KPMG Peat Marwick LLP

Des Moines, Iowa
February 6, 1998

                       CUNA MUTUAL LIFE INSURANCE COMPANY


               Financial Statements and Supplementary Information

                           December 31, 1997 and 1996



                   (With Independent Auditors' Report Thereon)

                       CUNA MUTUAL LIFE INSURANCE COMPANY
        Statutory Statements of Admitted Assets, Liabilities, and Surplus
                           December 31, 1997 and 1996
                                 (In Thousands)

                        Admitted Assets                                                    1997               1996
                        ---------------                                                    ----               ----
Investments:
   Bonds                                                                               $1,570,735           1,652,375
   Stocks:
     Preferred                                                                                102                 132
     Common                                                                                57,292              33,256
   Mortgage loans on real estate                                                          362,958             405,017
   Real estate                                                                             64,771              72,857
   Policy loans                                                                           101,061             101,544
   Other invested assets                                                                   11,459              17,315
   Investment receivable                                                                   14,394               4,940
   Cash and short-term investments                                                         27,260              33,290
                                                                                        ---------           ---------
       Total investments                                                                2,210,032           2,320,726

Premiums receivable                                                                        12,534              11,820
Accrued investment income                                                                  30,540              33,299
Electronic data processing equipment                                                        2,822               2,294
Due from affiliates and related parties                                                    12,093               9,523
Federal income tax recoverable                                                              2,158               2,865
Other assets                                                                                2,936               3,607
Separate accounts                                                                       1,198,978             645,710
                                                                                        ---------           ---------
Total admitted assets                                                                  $3,472,093           3,029,844
                                                                                        =========           =========

                    Liabilities and Surplus
Liabilities:
   Policy reserves:
     Life insurance and annuity contracts                                              $1,749,927           1,828,528
     Accident and health insurance                                                         11,795              11,342
   Supplementary contracts without life contingencies                                      72,664              67,588
   Policyholders' dividend accumulations                                                  153,931             152,053
   Policy and contract claims                                                               7,232               5,868
   Other policyholders' funds:
     Dividends payable to policyholders                                                    23,780              23,270
     Premiums and other deposit funds                                                       4,693               4,958
   Interest maintenance reserve                                                             3,531               2,343
   Liabilities for employees' and agents' retirement plans                                      -              42,617
   Amounts held for others                                                                 20,500              19,731
   Commissions, expenses, taxes, licenses, and fees accrued                                13,133              10,084
   Asset valuation reserve                                                                 41,756              42,013
   Loss contingency reserve for investments                                                 6,050               8,250
   Other liabilities                                                                        8,123              22,481
   Separate accounts                                                                    1,164,297             625,414
                                                                                        ---------           ---------
Total liabilities                                                                       3,281,412           2,866,540
                                                                                        ---------           ---------
Surplus:
   Unassigned surplus                                                                     190,681             163,304
                                                                                        ---------           ---------
Total surplus                                                                             190,681             163,304
                                                                                        ---------           ---------
Total liabilities and surplus                                                          $3,472,093           3,029,844
                                                                                        =========           =========

See accompanying notes to statutory financial statements.


                       CUNA MUTUAL LIFE INSURANCE COMPANY
                       Statutory Statements of Operations
                  Years Ended December 31, 1997, 1996, and 1995
                                 (In Thousands)

                                                                       1997                1996               1995
                                                                       ----                ----               ----
Income:
   Premiums and other considerations:
     Life and annuity                                                $414,724             346,584             262,326
     Accident and health                                               14,886              12,007              10,504
     Supplementary contracts and dividend accumulations                44,194              46,303              48,633
     Annuity and other fund deposits                                  114,825              51,322              22,734
   Net investment income                                              168,192             174,573             173,355
   Reinsurance commissions                                              9,601               9,962              18,523
   Other income                                                         5,862               3,761               7,026
                                                                      -------             -------             -------
       Total income                                                   772,284             644,512             543,101
                                                                      -------             -------             -------
Benefits and expenses:
   Death benefits                                                      37,430              33,592              31,807
   Annuity benefits                                                    49,095              39,086              39,948
   Surrender benefits                                                 176,291             143,867             101,456
   Payments on supplementary contracts without life
     contingencies and dividend accumulations                          44,747              48,896              50,478
   Other benefits to policyholders and beneficiaries                   17,509              12,703              11,013
   (Decrease) increase in policy reserves - life and annuity
     contracts and accident and health insurance                      (78,148)            (54,954)             63,573
   Increase in liabilities for supplementary contracts without life
     contingencies and policyholders' dividend accumulations            6,954               8,328               5,935
   Decrease in group annuity reserves                                      (2)               (233)             (7,276)
   Increase in benefit funds                                            3,975               4,075               4,103
   Commissions                                                         37,017              37,529              25,232
   General insurance expenses, including cost of
     collection in excess of loading on due and deferred
     premiums and other expenses                                       60,722              51,004              59,633
   Insurance taxes, licenses, and fees                                  6,939               6,199               5,585
   Net transfers to separate accounts                                 359,903             267,145             101,369
                                                                      -------             -------             -------
       Total benefits and expenses                                    722,432             597,237             492,856
                                                                      -------             -------             -------
Income before dividends to policyholders, federal
   income taxes, and net realized capital gains (losses)               49,852              47,275              50,245

Dividends to policyholders                                             23,670              23,286              22,004
                                                                      -------             -------             -------
Income before federal income taxes and net
   realized capital gains (losses)                                     26,182              23,989              28,241

Federal income taxes                                                   12,208               7,713              13,321
                                                                      -------             -------             -------
Income before net realized capital gains (losses)                      13,974              16,276              14,920

Net realized capital gains (losses), less federal income taxes
   and transfers to the interest maintenance reserve                    3,885                 171                (567)
                                                                      -------             -------             -------
Net income                                                           $ 17,859              16,447              14,353
                                                                      =======             =======             =======

See accompanying notes to statutory financial statements.

                       CUNA MUTUAL LIFE INSURANCE COMPANY
              Statutory Statements of Changes in Unassigned Surplus
                  Years Ended December 31, 1997, 1996, and 1995
                                 (In Thousands)


                                                                       1997                1996             1995
                                                                       ----                ----             ----

Balance at beginning of year                                         $163,304             154,028           141,677
                                                                      -------             -------           -------

Increase (decrease) in unassigned surplus:
   Net income                                                          17,859              16,447            14,353
   Change in net unrealized gains (losses)                              6,752              (7,135)             (558)
   Change in asset valuation reserve                                      257              (9,811)           (3,386)
   Change in nonadmitted assets                                           285               2,695               497
   Change in surplus of separate accounts                                 209              (2,071)           (2,500)
   Change in separate account seed money                                 (189)              2,232             2,593
   Subsidiary surplus distribution                                          -              13,858                 -
   Change in loss contingency for investments                           2,200              (6,954)              365
   Other miscellaneous changes                                              4                  15               987
                                                                      -------             -------           -------
       Net increase in unassigned surplus                              27,377               9,276            12,351
                                                                      -------             -------           -------
Balance at end of year                                               $190,681             163,304           154,028
                                                                      =======             =======           =======

See accompanying notes to statutory financial statements.


                       CUNA MUTUAL LIFE INSURANCE COMPANY
                       Statutory Statements of Cash Flows
                  Years Ended December 31, 1997, 1996 and 1995
                                 (In Thousands)

                                                                       1997                1996               1995
                                                                       ----                ----               ----
Cash from operations Premiums and other considerations:
     Life, annuity, and accident and health                          $542,420             408,328             294,530
     Supplementary contracts and dividend accumulations                44,194              46,303              48,633
   Investment income received                                         177,984             176,394             176,990
   Reinsurance commissions                                              8,425              13,210              17,735
   Other income                                                         4,931              57,268               9,369
                                                                      -------             -------             -------
       Total provided from operations                                 777,954             701,503             547,257
                                                                      -------             -------             -------

   Life and accident and health claims paid                            42,004              38,809              36,192
   Surrender benefits paid                                            176,291             143,867             101,456
   Other benefits to policyholders paid                               105,505              95,785              96,571
   Commissions, other expenses, and taxes paid,
     excluding federal income taxes                                   105,834              89,017              92,812
   Dividends to policyholders paid                                     23,161              22,542              21,634
   Federal income taxes paid                                           14,558              15,804               7,145
   Net transfers to separate accounts                                 374,057             280,523             106,508
   Interest paid on defined benefit plans                               3,507               4,104               4,074
   Other                                                                  189                 684                   -
                                                                      -------             -------             -------
       Total used in operations                                       845,106             691,135             466,392
                                                                      -------             -------             -------
       Net cash (used in) from operations                             (67,152)             10,368              80,865
                                                                      -------             -------             -------
Cash from investments
   Proceeds from investments sold, matured, or repaid:
     Bonds                                                            285,135             226,919             217,833
     Stocks                                                            17,223              29,960              22,194
     Mortgage loans on real estate                                     47,892              52,773              38,861
     Other invested assets                                                969                 831               1,594
     Real estate                                                       17,701                 700               2,315
                                                                      -------             -------             -------
       Total investment proceeds                                      368,920             311,183             282,797
                                                                      -------             -------             -------
   Cost of investments acquired:
     Bonds                                                            200,692             237,191             236,607
     Stocks                                                            29,724              26,235              22,063
     Mortgage loans on real estate                                      4,704              31,025              67,942
     Real estate                                                       10,929              10,060               6,933
     Other invested assets                                                  -                   -              13,227
     Other cash used                                                    4,098               2,148               4,907
                                                                      -------             -------             -------
       Total investments acquired                                     250,147             306,659             351,679
   (Decrease) increase in policy loans and premium notes                 (475)                664                 398
                                                                      -------             -------             -------
       Net cash from (used in) investments                            119,248               3,860             (69,280)
                                                                      -------             -------             -------
Cash from financing and miscellaneous sources
   Transfer of defined benefit pension plan assets                    (42,247)                  -                   -
   Other cash (applied) provided, net                                 (15,879)              3,762                 254
                                                                      -------             -------             -------
       Net cash (from) used in from financing and
            miscellaneous sources                                     (58,126)              3,762                 254
                                                                      -------             -------             -------
Reconciliation of cash and short-term investments:
   Net change in cash and short-term investments                       (6,030)             17,990              11,839
   Cash and short-term investments at beginning of year                33,290              15,300               3,461
                                                                      -------             -------             -------
   Cash and short-term investments at end of year                    $ 27,260              33,290              15,300
                                                                      =======             =======             =======

See accompanying notes to statutory financial statements.

                       CUNA MUTUAL LIFE INSURANCE COMPANY
                     Notes to Statutory Financial Statements
                        December 31, 1997, 1996, and 1995

(1) Summary of Significant Accounting Policies

    Company Operations

     CUNA Mutual Life Insurance Company (the Company) offers a full range of ordinary life and health insurance products through face-to-face and direct response distribution systems. The Company's operations are conducted in 49 states and the District of Columbia. The Company is subject to regulation by the Insurance Departments of states in which it is licensed, and undergoes periodic examinations by those departments.

    Basis of  Presentation

     The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Iowa Department of Commerce, Insurance Division, (statutory accounting practices), which practices differ from generally accepted accounting principles (GAAP). The more significant of these differences are as follows:

       o The costs related to acquiring business are charged to income in the year incurred and, thus, are not amortized over the periods benefited, whereas the premium income is recorded into earnings on a pro rata basis over the premium-paying periods covered by the policies;
       o Adjustments reflecting the revaluation of investments at statement date and equity in earnings of subsidiary companies are carried to the statements of changes in unassigned surplus as "net unrealized gains or losses," without providing for income taxes, or income tax reductions, with respect to net unrealized gains or losses;
       o Majority owned subsidiaries are not consolidated and are carried at their underlying book value using the equity method of accounting;
       o Policy reserves are based on statutory mortality and interest requirements, without consideration for withdrawals, which may differ from reserves based on reasonably conservative estimates of mortality, interest, and withdrawals;
       o Deferred federal income taxes are not provided for unrealized gains or losses and the temporary differences between the statutory and tax basis of assets and liabilities;
       o "Nonadmitted assets" (principally, the airplane, prepaid insurance and expenses, furniture, equipment, and certain receivables) are excluded from the balance sheets through a direct charge to surplus;
       o The asset valuation reserve is recorded as a liability by a direct charge to surplus;
       o The interest maintenance reserve defers recognition of interest-related gains and losses from the disposal of investment securities and amortizes them into income over the remaining lives of those securities;
       o The  loss  contingency   reserves  for  investments  are  recorded  as
         liabilities by direct charges to surplus;
       o Effective in 1996, changes in federal income tax of prior years are included in operations. Prior to 1996, these changes were charged or credited to surplus;
       o Pension expense reflects the amount funded during the year, and disclosures related to the pension plan are in accordance with ERISA requirements;
       o Assets and liabilities are recorded net of ceded reinsurance balances; and
       o Deposits, surrenders, and benefits on universal life and annuity contracts are recorded in the statements of operations.

                       CUNA MUTUAL LIFE INSURANCE COMPANY
                     Notes to Statutory Financial Statements

(1) Summary of Significant Accounting Policies, Continued

    Basis of Presentation, Continued

    A reconciliation of net income and surplus between amounts presented herein and amounts stated in conformity with GAAP as of December 31 are as follows (000s omitted):

    Net Income                                     1996                 1995

    Statutory net income                         $16,447              14,353
    Adjustments:
       Federal income taxes                       (9,500)              6,154
       Deferred policy acquisition costs          15,566                 151
       Insurance reserves                         (2,181)             (5,162)
       Investments                                 8,590              (5,435)
       Pension benefits                           (1,457)             (1,395)
       Other                                      (2,365)             (1,475)
                                                  ------              ------
    GAAP net income                              $25,100               7,191
                                                  ======              ======

    Surplus                                        1996                1995
    -------                                        ----                ----
    Statutory surplus                           $163,304             156,269
    Adjustments:
       Federal income taxes                        6,576              19,625
       Deferred policy acquisition costs         130,655             106,405
       Insurance reserves                        (61,701)            (63,882)
       Investments                                33,231              34,826
       Employee benefits                         (21,744)            (18,805)
       Dividends payable to policyholders         11,635              11,235
       Other                                       2,955               9,786
                                                 -------              -------

    GAAP Surplus                                $264,911             255,459
                                                 =======             =======

    The effects of these variances on net income and surplus at December 31, 1997, although not reasonably determinable as of this date, are presumed to be material.


    Valuation of Investments

    Investments are valued as prescribed by the National Association of Insurance Commissioners (NAIC). Bonds and short-term investments are generally carried at amortized cost, preferred stocks at cost, common stocks of unaffiliated companies at fair value, and mortgage loans at the amount of outstanding principal adjusted for premiums and discounts. Bonds that the NAIC has determined are impaired in value are carried at estimated fair value. Real estate acquired in satisfaction of debt is valued at the lower of the carrying value of the outstanding mortgage loans or fair value of the acquired real estate at time of foreclosure. The adjusted basis is subsequently depreciated. Investments in limited partnerships are included in other invested assets, and investments in subsidiaries are carried at the Company's share of the underlying net equity of the investment. Home office real estate is carried at depreciated cost.

    Realized gains and losses on the sale of investments are determined on a specific identification basis. The net unrealized gains and losses attributable to the adjustment from book value to carrying value for all investments are reflected in surplus.


    Policy Reserves

    During 1988, the Company began using the 1980 Commissioners' Standard Ordinary (C.S.O.) Mortality Table. Prior to the adoption of the 1980 C.S.O. table, reserves were recorded using the 1958 C.S.O. table. The 1958 C.S.O. table is used with interest rate assumptions ranging from 2.5 percent to 5.0 percent. The 1980 C.S.O. table is used with interest rate assumptions ranging from 3.5 percent to 5.5 percent. With respect to older policies, the mortality table and interest assumptions vary from the American Experience table with 2.5 to 4 percent interest to the 1941 C.S.O. table with 2.5 percent interest. Approximately 23 percent of the life reserves are calculated on a net level reserve basis and 77 percent on a modified reserve basis. The effect of the use of a modified reserve basis is to partially offset the effect of

                       CUNA MUTUAL LIFE INSURANCE COMPANY
                     Notes to Statutory Financial Statements

(1) Summary of Significant Accounting Policies, Continued

    Policy Reserves, Continued

    immediately expensing acquisition costs by providing a policy reserve increase in the first policy year which is less than the reserve increase in renewal years. Fixed deferred annuity reserves are calculated using continuous Commissioners' Annuity Reserve Valuation Method (CARVM) with interest assumptions ranging from 2.5 percent to 7.8 percent.

    Provision for Participating Policy Dividends

    The provision for participating policy dividends is based on the board of directors' determination and declaration of an equitable current dividend plus a provision for such dividend expected to be paid in the following year, rather than being provided for ratably over the premium-paying period in accordance with dividend scales contemplated at the time the policies were issued. Participating business comprised 99.8 percent of ordinary life insurance in force and premiums received during 1997.

    Asset Valuation Reserve (AVR) and Interest Maintenance Reserve (IMR)

    An AVR is maintained as prescribed by the NAIC for the purpose of stabilizing the surplus of the Company against fluctuations in the market value of assets.

    An IMR is maintained as prescribed by the NAIC for the purpose of stabilizing the surplus of the Company against gains and losses on sales of fixed income investments that are primarily attributable to changing interest rates. The interest-related gains and losses are deferred and amortized into income over the remaining lives of the securities.

    Electronic Data Processing Equipment

    Electronic data processing equipment is carried at cost less accumulated depreciation of $6,023,003 and $5,628,340 at December 31, 1997 and 1996,
    respectively. The equipment is being depreciated using the straight-line method over a five-year period.

    Pension Costs

    Pension costs relating to the Company's pension plans are computed on the basis of accepted actuarial methods. The annual contributions are computed according to the aggregate funding method, which produces an annual normal cost at each valuation date. Such annual normal cost provides for spreading the excess of the present value of future benefits over the value of the assets of the plan as a level percentage of payroll over the remaining period of service of active employees on the valuation date based upon the actuarial assumptions adopted. Gains and losses which arise on each valuation date as the result of differences between the actual experience and that expected by the actuarial assumptions are spread over the remaining period of service of active employees. The Company's policy is to fund pension costs accrued.

    Risks and Uncertainties

    In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the balance sheets and revenues and expenses for the period. Actual results could differ significantly from those estimates. The following elements of the financial statements are most affected by the use of estimates and assumptions:

         o Investment valuations
         o Insurance reserves

    The Company is subject to the risk that interest rates will change and cause a decrease in the value of its investments. To the extent that fluctuations in interest rates cause the duration of assets and liabilities to differ, the Company may have to sell assets prior to their maturity and realize losses. Interest rate exposure for the investment portfolio is managed through asset/liability management techniques which attempt to match the duration of the assets with the estimated duration of the liabilities. The Company had derivative financial instruments at December 31, 1997 and 1996, which are discussed in note 2.

    The Company is subject to the risk that issuers of securities owned by the Company will default or other parties, including reinsurers which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining strong reinsurance and credit and collection policies, and by providing allowances or reserves for any amounts deemed uncollectible.

                       CUNA MUTUAL LIFE INSURANCE COMPANY
                     Notes to Statutory Financial Statements

(1) Summary of Significant Accounting Policies, Continued

    Risks and Uncertainties, Continued

    The Company is subject to the risk that the legal or regulatory environment in which the Company operates will change and create additional costs and expenses not anticipated by the Company in pricing its products. In other words, regulatory initiatives designed to reduce insurer profits or new legal theories may create costs for the insurer beyond those recorded in the financial statements. The Company mitigates this risk by operating in a geographically diverse area, thus reducing its exposure to any single jurisdiction; closely monitoring the regulatory environment to anticipate changes; and by using underwriting practices which identify and minimize the potential adverse impact of this risk.

    The Company is subject to risk related to the conversion of its computer systems to be year 2000 compliant. In 1996, the Company initiated a program to ensure that all computer systems and applications would be prepared for the year 2000. This program involves the use of both internal and external resources to identify, modify or replace, and test systems for year 2000 compliance. This program also includes confirming with vendors that they will be year 2000 compliant. The goal of this program is to be year 2000 compliant by December 31, 1998. Maintenance or modification costs related to the year 2000 program are expensed as incurred, while the costs of purchased new systems and software are capitalized and amortized over its useful life.

    Disclosures About Fair Value of Financial Instruments

    Statement of Financial Accounting Standards (SFAS) No. 107, "Disclosures About Fair Value of Financial Instruments," requires disclosure of fair value information about existing on and off balance sheet financial instruments. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments. Certain financial instruments and all nonfinancial instruments are excluded from disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company. In addition, the tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

    The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

       Cash, short-term investments, accrued investment income, and policy loans: The carrying amounts reported for these instruments approximate their fair values because of the short-term nature of these instruments.

       Bonds and stocks: Fair values for bonds are based on quoted market prices where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for unaffiliated preferred and common stocks are based on quoted market prices. The carrying value and fair value for these instruments is disclosed in note 2.

       Derivative financial instruments: The carrying value and fair value for these instruments is disclosed in note 2.

       Mortgage loans on real estate: The fair values for mortgage loans are estimated using discounted cash flow analyses, at interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair values for mortgages in default are reported at the estimated fair value of the underlying collateral. The carrying value and fair value for these instruments is disclosed in note 2.

       Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices. The fair value of liabilities related to separate accounts is the amount payable on demand. The carrying amounts reported in these accounts approximate their fair values.

       Investment contracts: The fair values of the Company's liabilities under investment type insurance contracts are estimated using the cash surrender value of the contracts. The estimated fair value of these liabilities for 1997 and 1996 were $1,233,846 and $1,439,661, respectively.

                       CUNA MUTUAL LIFE INSURANCE COMPANY
                     Notes to Statutory Financial Statements

(1) Summary of Significant Accounting Policies, Continued

    Derivative Financial Instruments

    The Company has only limited involvement with derivative financial instruments and does not use them for trading purposes. The Company enters into derivatives, primarily interest rate swaps and caps, to reduce interest rate exposure for long-term assets and to exchange fixed rates for floating interest rates. See note 2 for additional information related to these agreements.

    Net interest receivable or payable on those contracts that hedge risks associated with interest rate fluctuations are recognized in the period incurred as an adjustment to investment income. Realized capital gains and losses on equity swaps are recognized in the period incurred as an adjustment to net realized capital gains and losses. Unrealized capital gains and losses on equity swaps are charged or credited to surplus.

    Interest rate cap agreements entitle the Company to receive from the counter-parties the amounts, if any, by which the selected market interest rates exceed the strike rates stated in the agreements. The amount paid to purchase the interest rate caps is included in other invested assets and amortized over the term of the agreements as an adjustment to investment income.

    Separate Accounts

    Separate account assets are funds of separate account contractholders and the Company, segregated into accounts with specific investment objectives. The assets are generally carried at fair value. An offsetting liability is maintained to the extent of contractholders' interests in the assets.

    Appreciation or depreciation of the Company's interest in the separate accounts, including undistributed net investment income, is reflected in policyholders' surplus. Contractholders' interests in net investment income and realized and unrealized capital gains and losses on separate account assets are not reflected in operations.

    Reclassifications

    Certain amounts previously reported in prior years' financial statements have been reclassified to conform to the current year presentation.

(2) Investments

    Bonds

    The carrying value, gross unrealized gains and losses, and the estimated fair value of investments in bonds as of December 31, 1997 and 1996, are as follows (000s omitted):

                                                                     Gross                 Gross
                                             Carrying             unrealized            unrealized             Estimated
    Description                                value                 gains                losses              fair value
    1997:
    United States treasury
       and government securities           $   62,478                 1,532                    38                63,972
    States and political
       subdivisions securities                     47                     -                     -                    47
    Foreign government securities              16,428                 1,154                     -                17,582
    Corporate securities                      989,245                49,050                 2,648             1,035,647
    Mortgage-backed securities                464,286                11,203                   349               475,140
    Other debt securities                      38,251                 1,640                     -                39,891
                                            ---------                ------                 -----              --------
                                           $1,570,735                64,579                 3,035             1,632,279
                                            =========                ======                 =====              ========

                       CUNA MUTUAL LIFE INSURANCE COMPANY
                     Notes to Statutory Financial Statements

(2) Investments, Continued

    Bonds, Continued

    1996:
    United States treasury
       and government securities           $   62,930                 1,331                   293                63,968
    States and political
       subdivisions securities                     56                     -                     -                    56
    Foreign government securities              17,902                   924                     -                18,826
    Corporate securities                    1,130,062                40,087                 6,934             1,163,215
    Mortgage-backed securities                356,859                 5,961                 2,081               360,739
    Other debt securities                      84,566                 2,473                    86                86,953
                                            ---------                ------                 -----              --------
                                           $1,652,375                50,776                 9,394             1,693,757
                                            =========                ======                 =====              ========

    A provision of $361,018 and $63,846 at December 31, 1997 and 1996, respectively, has been provided for bonds that have been determined by the NAIC to have an impairment in value. In addition to the asset valuation reserve provision, a loss contingency reserve of $1,700,000 has been established at December 31, 1997, for projected bond losses. There was no loss contingency reserve established at December 31, 1996.

    The carrying value and estimated fair value of investments in bonds as of December 31, 1997, are shown below by contractual maturity (000s omitted). Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                    Carrying           Estimated
                                                      value           fair value
       Due in 1 year or less                     $     65,516             65,818
       Due after 1 year through 5 years               396,041            411,424
       Due after 5 years through 10 years             469,017            494,046
       Due after 10 years                             175,875            185,851
                                                    ---------           --------
                                                    1,106,449          1,157,139
       Mortgage-backed securities                     464,286            475,140
                                                    ---------           --------
                                                   $1,570,735          1,632,279
                                                    =========           ========

    The  average  duration  until  maturity  for  the  above  bonds,   excluding
    mortgage-backed securities, is 3.6 years.

    Proceeds from sales of bonds were $57,537,539, $114,187,761, and $95,746,184 during 1997, 1996, and 1995, respectively. Gross gains of $3,975,610, $9,250,542 and $1,546,569, and gross losses of $684,650, $5,064,630, and
    $800,886 were realized on those sales in 1997, 1996, and 1995, respectively. Net realized capital gains (losses), less applicable income taxes, of $1,852,451, $974,141, and $1,412,534 were transferred to the IMR in 1997,
    1996, and 1995, respectively.

    Stocks

    The cost, gross unrealized gains and losses, and estimated fair value on unaffiliated stocks are as follows (000s omitted):
                                            Gross          Gross       Estimated
                                         unrealized     unrealized       fair
    December 31, 1997         Cost          gains         losses         value
                              ----          -----         ------         -----
       Common Stock         $44,298         14,010        (2,323)        55,985
       Preferred Stock          102              4             -            106
    December 31, 1996
       Common Stock         $29,063          5,732        (2,189)        32,606
       Preferred Stock          132              -           (20)           112

                       CUNA MUTUAL LIFE INSURANCE COMPANY
                     Notes to Statutory Financial Statements

(2) Investments, Continued

    Mortgage Loans on Real Estate

    The Company's mortgage portfolio consists mainly of commercial mortgage loans. The Company limits its concentrations of credit risk by diversifying its mortgage loan portfolio so that loans made in any one state are not greater than 20 percent (15 percent in Illinois) of the aggregate mortgage loan portfolio balance and loans of no more than 2 percent of the aggregate mortgage loan portfolio balance are made to any one borrower. At December 31, 1997, the commercial mortgage portfolio had an average remaining life of approximately 4.9 years. In addition to the asset valuation reserve provision, a loss contingency reserve of $2,000,000 and $3,900,000 at December 31, 1997 and 1996, respectively, has been provided for mortgage loans on real estate.

    The carrying value and estimated fair value of mortgage loans as of December 31, 1997 and 1996, are as follows (000s omitted):

                             Carrying                Estimated
                               value                fair value
              1997            $362,958                 385,689
              1996             405,017                 423,368

    Assets Designated

    The carrying values of assets designated for regulatory authorities as of December 31 are as follows (000s omitted):
                                                       1997           1996
                                                       ----           ----
       Bonds and short-term investments             $1,565,951      1,641,398
       Mortgage loans on real estate                   362,958        405,017
       Policy loans                                    101,069        101,544
                                                     ---------      ---------
                                                    $2,029,978      2,147,959
                                                     =========      =========

    Net Investment Income

    Components of net investment income as of December 31 are as follows (000s omitted):
                                           1997          1996          1995
                                           ----          ----          ----
    Bonds                                 $123,395       124,778       127,056
    Preferred stocks                             4            23            73
    Common stocks                              454         1,721         2,393
    Short-term investments                   2,689         2,222         1,447
    Derivative financial instruments        (1,445)         (360)          742
    Mortgage loans on real estate           34,372        37,968        37,835
    Real estate                             10,158        11,456        10,422
    Policy loans                             6,571         6,513         6,392
    Other invested assets                    4,711         4,390           192
    Other                                       11            79            85
                                           -------       -------       -------
        Gross investment income            180,920       188,790       186,637
    Less investment expenses                12,728        14,217        13,282
                                           -------       -------       -------
        Net investment income             $168,192       174,573       173,355
                                           =======       =======       =======



                       CUNA MUTUAL LIFE INSURANCE COMPANY
                     Notes to Statutory Financial Statements

(2) Investments, Continued

    Realized Gains and Losses

    Net realized investment gains and losses (before taxes and transfer to interest maintenance reserve) as of December 31 are summarized as follows (000s omitted):
                                                   1997        1996        1995
                                                   ----        ----        ----
   Debt securities                                $1,843      (3,194)       896
   Equity securities                               2,853       6,466      3,322
   Mortgage loans on real estate                   1,030        (433)        76
   Real estate                                     3,056         428        180
   Short-term investments and other                   12           -          -
   Derivative financial instruments                    -      (3,068)    (3,174)
                                                  ------       ------     ------
       Net realized investment gains (losses)     $8,794         199      1,300
                                                  ======       ======     ======

    Derivative Financial Instruments

    As of December 31, 1997, the Company had an interest rate swap agreement with a major financial institution, having a notional amount of $100 million. Under the agreement, the Company receives interest payments at a floating rate based on an interest rate index, which was 5.83 percent as of December 31, 1997, and pays interest on the same notional amount at a fixed rate, which was 6.96 percent as of December 31, 1997. Amounts exchanged as a part of the interest rate differential are accounted for as adjustments to investment income. This interest rate swap agreement is scheduled to terminate in the year 2000. As of December 31, 1997, the fair value of the interest swap agreement was ($2,785,264). This negative fair value represents the estimated amount the Company would have to pay at December 31, 1997, to cancel the contract or transfer it to another party.

    As of December 31, 1997, the Company had three interest rate cap agreements with two major financial institutions, having a total notional amount of $500 million. The Company paid $2,280,000 for these agreements which terminate in 1999. The agreements entitle the Company to receive from the counter-parties the amounts, if any, by which the selected market interest rates exceed the strike rates stated in the agreements. The amount paid to purchase the interest rate caps is included in other invested assets and amortized over the term of the agreements. As of December 31, 1997, the fair value of the interest rate cap agreements was $68,989. The fair value represents the estimated amount the Company would receive at December 31, 1997, if it transferred the agreements to another party. As of December 31, 1997, the carrying value of the caps was $1,295,152.

    The Company is exposed to credit losses in the event of nonperformance by the counter-parties to its swap and cap agreements. The Company anticipates, however, that the counter-parties will be able to fully satisfy their obligations under the contracts. The Company monitors the credit standing of the counter-parties.

(3) Real Estate

    A  summary  of  real  estate  held as of  December  31 is as  follows  (000s omitted):
                                           1997                    1996
                                           ----                    ----
 Cost:
   Investment real estate                 $84,297                  91,618
   Home office                             15,615                  15,236
                                         --------                --------
                                           99,912                 106,854
 Less accumulated depreciation             35,141                  33,997
                                         --------                --------
                                          $64,771                  72,857
                                         ========                ========

    Investment real estate and the home office buildings are being depreciated using the straight-line basis over the useful lives of these assets. In addition to the asset valuation reserve provision, a loss contingency reserve of $2,350,000 and $4,350,000 at December 31, 1997 and 1996,
    respectively, has been provided for investment real estate.

(4) Affiliation and Transactions with Affiliates and Related Parties

    The Company has entered into an agreement of permanent affiliation with CUNA Mutual Insurance Society (CMIS), a mutual multi-line insurer domiciled in Wisconsin. The agreement is not a merger or consolidation, in that both

                       CUNA MUTUAL LIFE INSURANCE COMPANY
                     Notes to Statutory Financial Statements

(4) Affiliation and Transactions with Affiliates and Related Parties, Continued

    companies remain separate corporate entities, and both continue to be separately owned and ultimately controlled by their respective policyholder groups, who retain their voting rights without change. The agreement terms include a provision for extensive financial reinsurance of each company's individual life and health business, joint development of business plans and distribution systems for the sale of individual insurance and financial service products within the credit union market, and a provision for the sharing of certain resources and facilities. Expenses relating to shared resources and facilities are allocated between the companies and their subsidiaries under a jointly developed cost-sharing agreement. Expenses are allocated based on specific identification or, if indeterminable, generally on the basis of usage or benefit derived. These transactions give rise to intercompany account balances which are settled at least annually. Subsequent to each year-end, the expense allocation process is subject to review by each company. Based on these reviews, allocated expenses to each company may be adjusted, if determined necessary. The Company's allocated expenses were increased by $975,672 and $736,162, during 1997 and 1996, respectively, and decreased by $330,037 during 1995.

    Common stock investments on December 31, 1997, include the Company's wholly owned subsidiary, Red Fox Motor Hotel Corporation and 50 percent ownership of CIMCO Inc. (CIMCO), a noninsurance affiliate. The carrying value of the subsidiary investments on the Company's books amounted to $1,306,903 and $650,050 at December 31, 1997 and 1996, respectively. Included in net investment income (see note 2) was dividend income of $-0- from Century Life Insurance Company (a former wholly owned subsidiary) for the year ended December 31, 1997 ($1,328,364 for 1996 and $2,000,000 for 1995).

    Expenses are allocated by the Company to its subsidiaries. These expenses, such as salaries, rents, depreciation, and other operating expenses, represent the subsidiaries' share of expenses and are allocated based on specific identification or, if indeterminable, generally on the basis of usage or benefit derived. These transactions give rise to intercompany account balances which are settled monthly.

    In 1995, the Company funded the purchase of 50 percent of CUNA Mortgage Corporation by CUNA Mutual Investment Corporation (CMIC) by providing cash of $13.2 million to CMIC. In return, the Company received a note with a stated maturity date of January 15, 2011. The effective yield on the date of the agreement was 10.62 percent. The yield varies over the life of the note, as both the yield and the payment stream are determined based on the paydown activity of an underlying notional pool of Federal National Mortgage Association mortgages. The structure of this arrangement provides a hedge against the Company's bond holdings, as the return varies inversely with the return on the bond portfolio. The carrying value of the note is $7.2 million at December 31, 1997, ($9.8 million at December 31, 1996) and is included in other invested assets.

    The Company is party to an agreement with CIMCO for investment advisory services. CIMCO, 50 percent of which is owned by the Company and 50 percent owned by CMIC, provides an investment program which complies with policies, directives, and guidelines established by the Company. For these services, the Company paid fees to CIMCO totaling $2,115,000, $2,581,800, and $2,598,000 for 1997, 1996, and 1995, respectively.


(5) Separate Accounts

    The Company has three separate account components. The first component is used for the investment of premiums on flexible premium variable universal life insurance policies and has nine subaccounts, which invest exclusively in shares of a single corresponding fund. The funds consist of the following: Capital Appreciation Stock, Growth and Income Stock, Balanced (combination of common stock and bond), Bond, Money Market, Treasury 2000, International Stock, World Governments, and Emerging Growth. The second component is used for the investment of group annuity premium deposits and has 10 subaccounts, which invest in all but the Treasury 2000 fund plus High Income and Developing Markets subaccounts. The third component is used for the investment of premiums received on variable annuity contracts and has 10 subaccounts, which invest in all but the Treasury 2000 fund, plus High Income and Developing Markets subaccounts.

                       CUNA MUTUAL LIFE INSURANCE COMPANY
                     Notes to Statutory Financial Statements

(6) Annuity Reserves and Deposit Liabilities

    The withdrawal characteristics of the Company's annuity contracts and deposit funds as of December 31 are as follows (000s omitted):

                                                          1997           1996
                                                          ----           ----
  Subject to discretionary withdrawal:
     With market value adjustments                   $   581,114        411,145
     At book value, less surrender charge                431,984        634,606
     At market value                                     749,944        379,682
     At book value, no charge or adjustment              710,936        694,893
                                                       ---------      ---------
                                                       2,473,978      2,120,326
     Not subject to discretionary withdrawal              39,800         33,170
                                                       ---------      ---------
                                                       2,513,778      2,153,496
     Reinsurance ceded                                   437,765        475,913
                                                       ---------      ---------
                                                      $2,076,013      1,677,583
                                                       =========      =========
(7) Reinsurance

    As a result of the permanent affiliation (see note 4), the Company and affiliated parent, CMIS, and affiliated subsidiary, MEMBERS Life Insurance Company (MLIC), began sharing through reinsurance a majority of the individual life, annuity, and health insurance business issued by each company after July 1, 1990. The Company ceded 35 percent of the career agency business written July 1, 1990, until December 31, 1993, to MLIC. Career agency business issued subsequent to January 1, 1994 is 50 percent ceded to MLIC.

    Prior to January 1, 1996, the Company assumed 50 percent of CMIS's portion of the direct business originated by a CMIS joint venture. The joint venture agreement was terminated for business marketed after December 31, 1995. Effective January 1, 1996, the Company assumes 50 percent of the direct business marketed solely by CMIS. The Company follows the policy of reinsuring that portion of risk in excess of $500,000 on the life of any individual with unaffiliated companies. Reinsurance under this policy is effective prior to sharing under the affiliation agreement.

    The following amounts represent the deductions for reinsurance ceded to affiliated and unaffiliated companies. The Company is liable for these amounts in the event such companies are unable to pay their portion of the claims (000s omitted):
                                             1997          1996        1995
                                             ----          ----        ----
  Premiums and other considerations      $   33,180        43,382      75,362
                                          =========     =========   =========

  Policy reserves and claim liabilities  $  501,275       534,173     529,827
                                          =========     =========   =========

  Insurance in force                     $1,730,140     1,593,020   1,375,434
                                          =========     =========   =========


    Included in the balances above are the following amounts relating to activity with MLIC (000s omitted):
                                             1997           1996         1995
                                             ----           ----         ----
 Premiums and other considerations       $   30,118         40,853       73,249
                                          =========      =========    =========

 Policy reserves and claim liabilities   $  497,421        530,958      527,150
                                          =========      =========    =========

 Insurance in force                      $1,066,089      1,081,201    1,066,331
                                          =========      =========    =========


    Assumed  reinsurance  activity  from  CMIS  and MLIC  are as  follows  (000s omitted):
                                           1997           1996           1995
                                           ----           ----           ----
 Premiums and other considerations      $   39,644         30,943         25,264
                                         =========      =========      =========

 Policy reserves and claim liabilities  $   30,866         24,074         17,460
                                         =========      =========      =========

 Insurance in force                     $2,358,527      1,950,127      1,411,590
                                         =========      =========      =========


    The above intercompany transactions give rise to intercompany account balances which are settled monthly.

                       CUNA MUTUAL LIFE INSURANCE COMPANY
                     Notes to Statutory Financial Statements


(8)      Federal Income Taxes

    The Company files a consolidated life/nonlife federal income tax return with its subsidiaries, Red Fox Motor Hotel Corporation and PLAN AMERICA Program, Inc. The Company's policy is to collect from or refund to its subsidiaries the amount of taxes applicable to its operations had it filed a separate return. Net federal income taxes payable or recoverable reflect balances payable to or due from subsidiaries and the Internal Revenue Service (IRS) as follows (000s omitted):
                                              1997                    1996
                                              ----                    ----
    Due from subsidiaries                   $     -                        -
    Due from  IRS                             2,158                    2,865
                                             ------                   ------
                                            $ 2,158                    2,865
                                             ======                   ======

    The actual federal income tax expense differs from "expected" tax expense computed by applying the statutory federal income tax rate of 35 percent to the earnings before federal income taxes and net realized capital gains (losses) for the following reasons (000s omitted):

                                                       1997                      1996                      1995
                                                  Amount       Percent       Amount       Percent      Amount       Percent
    Computed "expected" tax expense             $  9,164        35.0%         8,396        35.0%        9,884        35.0%
    Nontaxable investment income                  (1,419)       (5.4)        (4,159)      (17.3)       (3,650)      (12.9)
    Mutual life insurance company
       differential earnings adjustment            4,200        16.0          2,599        10.8         3,259        11.5
    Nondeductible deferred acquisition costs       1,465         5.6            614         2.6           860         3.1
    Change in book and tax reserves                 (670)       (2.6)         1,400         5.8           802         2.8
    Miscellaneous book/tax capital gain
       adjustment                                      -           -              -           -         2,138         7.6
    Prior year over/under accrual                   (200)        (.8)        (1,500)       (6.3)            -           -
    Other, net                                       857         3.3            363         1.6            28         0.1
    Accrued policyholder dividends                (1,189)       (4.5)             -           -             -           -
                                                  ------         ----        ------        ----         -----        ----
                                                 $12,208        46.6%         7,713        32.2%       13,321        47.2%
                                                  ======         ====        ======        ====         =====        ====

    The Company's consolidated federal income tax return has been examined by the IRS through the year ending December 31, 1994. The Company is currently under examination for the years ending December 31, 1995 and December 31, 1996. The Company does not expect the examination to result in a material adjustment.

    The Company has claimed the benefit of the negative differential earnings rate (DER) through 1993. The permissibility of the negative DER is currently the subject of litigation between the IRS and the mutual segment of the life insurance industry. The Company has established a reserve for its potential exposure with respect to this issue.

    Income tax expense (benefit) on net realized capital gains (losses) amounted to $3,056,961, ($946,308), and $455,130 for 1997, 1996, and 1995,
    respectively. Of these amounts $997,476, $524,540, and $760,595 were transferred to the IMR in 1997, 1996, and 1995, respectively. Net income taxes paid were $12,500,000, $16,000,000, and $11,700,000 in 1997, 1996, and
    1995, respectively.

(9) Benefit Plans

    Defined Benefit Pension Plans

    The Company has two noncontributory defined benefit pension plans which cover substantially all employees and agents who meet eligibility requirements. Until December 12, 1997, the pension plans were funded through a Deposit Administration contract issued by the Company. On December 12, 1997, the Company transferred the plan assets from the Deposit Administration contract to State Street Bank and Trust Company as trustee. The amount transferred was $43,871,243 for the defined benefit pension plans. Plan assets are now invested primarily in the Ultra Series Funds, a family of mutual funds which serves as the investment vehicle for the Company's variable insurance, annuity, and pension products. The total pension expense for 1997, 1996, and 1995 was $2,673,924, $673,542, and
    $1,992,599, respectively.

    The actuarial present value of accumulated plan benefits and plan net assets available for benefits for the Company's pension plans as of January 1, 1997 and 1996 are as follows (000s omitted):

                       CUNA MUTUAL LIFE INSURANCE COMPANY
                     Notes to Statutory Financial Statements

(9) Benefit Plans, Continued

    Defined Benefit Pension Plans, Continued

                                                             1997       1996
                                                             ----       ----
  Actuarial present value of accumulated plan benefits
     Vested                                                $32,101      30,586
     Nonvested                                               1,008       1,035
                                                           -------     -------
                                                           $33,109      31,621
                                                           =======     =======
  Net assets available for benefits                        $46,944      43,659
                                                           =======     =======

    The discount rate used in determining the actuarial present value of accumulated plan benefits on the two plans was 7 percent for 1997 and 1996.

    Defined Contribution Pension Plans

    The Company has two defined contribution plans (401[k] and thrift) which cover all regular full-time employees and agents who meet certain eligibility requirements. Under the plans, the Company contributes an amount equal to 50 percent of the employees' contributions, up to a maximum of 3 percent of the employees' salaries. The Company contributions were approximately $997,500, $1,141,000, and $960,000 for the years ended December 31, 1997, 1996, and 1995, respectively.

    Nonqualified Pension Plans

    In addition to the defined benefit pension plans mentioned above, the Company has also established three deferred compensation plans and two supplemental benefit plans. The deferred compensation plans are the CUNA Mutual Life Insurance Company Deferred Compensation Plan for Agents and Managers, which had a liability of $651,858 and $622,088 as of December 31, 1997 and 1996, respectively; the CUNA Mutual Life Insurance Company Deferred Compensation Plan for Home Office Employees, which had a liability of $347,617 and $297,527 as of December 31, 1997 and 1996, respectively; and the CUNA Mutual Life Insurance Company Deferred Compensation Plan for Managers, which had a liability of $449,457 as of December 31, 1997 and 1996, respectively.

    The supplemental retirement plans include the CUNA Mutual Life Insurance Company Supplemental Retirement Plan for Agents and Managers, which replaces the loss of benefits under the regular pension plan which occurs when deferred compensation is removed from an agent's or manager's earnings base in order to calculate pension benefits. The balance of the liability for this plan is $367,199 and $375,782 as of December 31, 1997 and 1996, respectively. The other plan is the CUNA Mutual Life Insurance Company Supplemental Retirement Plan for Home Office Employees, which replaces the loss of benefits under the regular pension plan which occurs when deferred compensation is removed from a home office employee's earnings base in order to calculate pension benefits. The balance of the liability for this plan is $45,052 and $36,928 as of December 31, 1997 and 1996, respectively.

    Postretirement Benefit Plans

    The Company provides certain medical and life insurance benefits for retirees and their beneficiaries and covered dependents. The Company's medical benefit plan provides subsidized coverage after retirement for eligible full-time employees and agents, their spouses, and dependents, up to age 65. Starting at age 65, retirees pay the full cost of their coverage. Additionally, the Company provides group term life insurance for its retirees, the face amount of which is based on the individual's salary at retirement. The cost of postretirement benefits other than pensions is recognized by the Company during the employee's active working careers. The Company adopted this accounting policy as of January 1, 1992, and is amortizing the related initial impact over twenty years.

    The following information is presented on a combined plan basis and sets forth the accumulated post-retirement benefit obligation, the liability for such obligations included in the accompanying Company financial statements, and the postretirement benefit expense at December 31, 1997 and 1996 (000s omitted):

                       CUNA MUTUAL LIFE INSURANCE COMPANY
                     Notes to Statutory Financial Statements

  (9)    Benefit Plans, Continued

    Postretirement Benefit Plans, Continued
                                                          1997          1996
                                                          ----          ----
 Accumulated postretirement benefit obligation:
     Active plan participants                            $2,716          1,748
     Inactive plan participants                           5,224          4,578
                                                       --------       --------
                                                          7,940          6,326

 Transition obligation                                   (1,731)        (1,864)
 Unrecognized loss                                       (2,061)        (2,000)
 Unrecognized prior service cost                            (44)           (55)
                                                       --------       --------
     Accrued postretirement benefit cost                 $4,104          2,407
                                                       ========       ========

     Net periodic postretirement benefit expense for 1997 and 1996, including the following components (000s omitted):

                                                            1997          1996
                                                            ----          ----
Service cost                                              $   889          439
Interest cost on projected benefit obligation                 489          353
Amortization
    Prior service cost                                         12            -
    Transition obligation                                     133          124
    Unrecognized loss                                         553           64
                                                         --------     --------
       Net periodic postretirement benefit expense         $2,076          980
                                                         ========     ========

     The weighted average discount rate used in determining the postretirement benefit obligation at December 31, 1997 and 1996, was 8 percent; the initial health care cost trend rate was 10 percent, trending down to an ultimate rate of 5.5 percent; and the weighted average rate of compensation increase was 5.5 percent. The health care cost trend rate assumption has a significant effect on the amounts reported. To illustrate, increasing the assumed health care cost trend rates by one percentage point in each year would increase the postretirement benefit obligation as of December 31, 1997, by $746,060 and the estimated eligibility cost and interest cost components of net periodic postretirement benefit cost for 1997 by $175,676.

(10) Commitments and Contingencies

     The Company participates in a securities lending program. All securities loaned are fully collateralized with cash, U.S. government securities, or irrevocable bank letters of credit. At December 31, 1997, the par value of securities loaned by the Company totaled $4,760,000.

     The Company had no outstanding loan commitments at December 31, 1997.

     The Company is a defendant in various legal actions arising out of the conduct of its business. In the opinion of management and in-house legal counsel, the ultimate liability, if any, resulting from all such pending actions will not materially affect the financial position or results of operations of the Company.

                       CUNA MUTUAL LIFE INSURANCE COMPANY
                      Schedule I - Summary of Investments -
                    Other than Investments in Related Parties
                                December 31, 1997

                                                                                                         Amount at which
                                                                                                          shown in the
                                                                                                       Statutory Statement
                                                                                                       of Admitted Assets,
                                                              Cost                    Value         Liabilities, and Surplus
Fixed maturities:
   Bonds:
     United States government and government
       agencies and authorities                             $62,477,467             63,971,799               62,477,467
     States, municipalities and political subdivisions           47,400                 47,000                   47,400
     Foreign governments                                     16,427,875             17,582,910               16,427,875
     Public utilities                                       989,558,381          1,035,646,511              989,244,978
     All other corporate bonds                              464,333,485            475,140,295              464,285,921
     Mortgage-backed securities                              38,251,041             39,890,882               38,250,988
                                                           ------------           ------------             ------------
       Total fixed maturities                             1,571,095,649          1,632,279,397            1,570,734,629
                                                           ============           ============             ============

Equity securities:
   Common stocks:
     Public utilities                                         2,474,206              3,085,372                3,085,372
     Banks, trust, and insurance companies                    2,368,309              3,619,412                3,619,412
     Industrial, miscellaneous, and all other                39,455,015             49,279,979               49,279,979
   Nonredeemable preferred stocks                               101,745                105,938                  101,745
                                                           ------------           ------------             ------------
       Total equity securities                               44,399,275             56,090,701               56,086,508
                                                           ------------           ------------             ------------
                                                                                  ------------

Mortgage loans on real estate                               362,958,135                                     362,958,135
Real estate                                                  15,340,276                                      15,340,276
Real estate acquired in satisfaction of debt                 49,430,489                                      49,430,489
Policy loans                                                101,061,250                                     101,061,250
Other long-term investments                                  11,459,028                                      11,459,028
Investment receivable                                        14,394,777                                      14,394,777
Short-term investments                                       19,795,355                                      19,795,355
                                                           ------------                                    ------------
       Total investments                                 $2,189,934,181                                   2,201,260,447
                                                           ============                                    ============

                       CUNA MUTUAL LIFE INSURANCE COMPANY
               Schedule III - Supplementary Insurance Information
                  Years Ended December 31, 1997, 1996, and 1995


                                                           Future
                                                           policy                              Other
                                                          benefits,                           policy
                                        Deferred           losses,                            claims
                                         policy            claims                               and
                                       acquisition        and loss          Unearned         benefits           Premium
Segment                                   costs           expenses          premiums          payable           revenue

Year ended December 31, 1997:
   Life insurance                      $    -            1,838,556,204          -             7,181,708       588,628,879
                                        =========         ============      ========          =========       ===========

Year ended December 31, 1996:
   Life insurance                      $    -            1,911,927,116          -             5,816,767       456,216,468
                                        =========         ============      ========          =========       ===========

Year ended December 31, 1995:
   Life insurance                      $    -            1,923,141,658          -             6,165,455       344,197,150
                                        =========         ============      ========          =========       ===========






                                                          Benefits        Amortization
                                                           claims          of deferred
                                           Net           losses and          policy            Other
                                       investment        settlement        acquisition       operating          Premium
                                         income           expenses            costs          expenses           written

Year ended December 31, 1997:
   Life insurance                      $168,191,667       253,871,140           -           108,657,518            -
                                        ===========       ===========       ========         ==========        ========

Year ended December 31, 1996:
   Life insurance                      $174,573,265       268,333,774           -            61,758,217            -
                                        ===========       ===========       ========         ==========        ========

Year ended December 31, 1995:
   Life insurance                      $173,355,504       296,934,768           -            94,552,148            -
                                        ===========       ===========       ========         ==========        ========


                       CUNA MUTUAL LIFE INSURANCE COMPANY
                            Schedule IV - Reinsurance
                  Years Ended December 31, 1997, 1996, and 1995

                                                                             Assumed                          Percentage
                                                       Ceded to other      from other                          of amount
                                      Gross amount        companies         companies       Net amount      assumed to net

Year ended December 31, 1997:
   Life insurance in force            $11,011,821,402     1,730,140,000    2,358,526,598    11,640,208,000       20.3%
                                       ==============      ============     ============     =============      ======

   Premiums
     Life insurance                   $   421,255,332        32,540,795       26,009,624       414,724,161
     Accident and health insurance          1,891,033           639,302       13,633,904        14,885,635
                                       --------------      ------------     ------------     -------------

       Total premiums                 $   423,146,365        33,180,097       39,643,528       429,609,796        9.2%
                                       ==============      ============     ============     =============      ======

Year ended December 31, 1996:
   Life insurance in force            $11,034,287,601     1,593,020,119    1,950,126,518    11,391,394,000       17.1%
                                       ==============      ============     ============     =============      ======

   Premiums
     Life insurance                   $   369,320,913        42,927,795       20,190,933       346,584,051
     Accident and health insurance          1,709,891           454,396       10,751,785        12,007,280
                                       --------------      ------------     ------------     -------------

       Total premiums                 $   371,030,804        43,382,191       30,942,718       358,591,331        8.6%
                                       ==============      ============     ============     =============      ======

Year ended December 31, 1995:
   Life insurance in force            $10,930,404,549     1,375,434,224    1,411,589,675    10,966,560,000       12.9%
                                       ==============      ============     ============     =============      ======

   Premiums
     Life insurance                   $   321,231,937        74,971,145       16,065,694       262,326,486
     Accident and health insurance          1,696,238           391,181        9,198,546        10,503,603
                                       --------------      ------------     ------------     -------------

       Total premiums                 $   322,928,175        75,362,326       25,264,240       272,830,089        9.3%
                                       ==============      ============     ============     =============      ======

                          INDEPENDENT AUDITORS' REPORT

The Board of Directors
CUNA Mutual Life Insurance Company:

We have audited the accompanying statutory statements of admitted assets, liabilities, and surplus of CUNA Mutual Life Insurance Company as of December 31, 1997 and 1996, and the related statutory statements of operations, changes in unassigned surplus, and cash flows for each of the years in the three-year period ended December 31, 1997. In connection with our audits of the financial statements, we also have audited the financial statement schedules I, III, and
IV. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Iowa Department of Commerce, Insurance Division, which practices differ from generally accepted accounting principles. The effects of the variances between the statutory basis of accounting and generally accepted accounting principles on the 1996 and 1995 financial statements are also described in note 1. The effects of such variances on the 1997 financial statements, although not reasonably determinable as of this date, are presumed to be material.

In our opinion, because of the effects of the matters discussed in the third paragraph of this report, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of CUNA Mutual Life Insurance Company as of December 31, 1997 and 1996, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 1997.

Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of CUNA Mutual Life Insurance Company as of December 31, 1997 and 1996, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 1997, on the basis of accounting described in note 1. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic financial statements, taken as a whole, present fairly, in all material respects, the information set forth therein.



                                              KPMG PEAT MARWICK LLP
Des Moines, Iowa
March 27, 1998

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a)      Financial Statements

         All required financial statements are included in Part B.

(b)      Exhibits

         1. Certified resolution of the board of directors of Century Life of America (the "Company") establishing Century Variable Annuity Account (the "Account"). Incorporated herein by reference to post-effective amendment number 5 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 19, 1996.

         2.       Not Applicable


         3.(a) Distribution Agreement Between CUNA Mutual Life Insurance Company and CUNA Brokerage Services, Inc. for Variable Annuity Contracts dated January 1, 1997. Incorporated herein by reference to post-effective amendment number 6 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 18, 1997.

            (b) Servicing Agreement Related to the Distribution Agreement between CUNA Mutual Life Insurance Company and CUNA Brokerage Services, Inc. for Variable Annuity Contracts dated January 1, 1997. Incorporated herein by reference to post-effective amendment number 6 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 18, 1997.

         4.(a) Variable Annuity Contract. Incorporated herein by reference to post-effective amendment number 6 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 18, 1997.

            (b)   TSA Endorsement.


            (c)   State Variations.


         5.(a) Variable Annuity Application. Incorporated herein by reference to post-effective amendment number 6 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 18, 1997.

            (b) IRA Endorsement. Incorporated herein by reference to post-effective amendment number 6 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 18, 1997.

            (c) State Variations. Incorporated herein by reference to post-effective amendment number 6 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 18, 1997.


         6.(a) Certificate of Existence of the Company. Incorporated herein by reference to post-effective amendment number 5 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 19, 1996.


            (b) Articles of Incorporation of the Company. Incorporated herein by reference to post-effective amendment number 6 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 18, 1997.

            (c) Bylaws of the Company. Incorporated herein by reference to post-effective amendment number 6 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 18, 1997.


         7.       Not Applicable

         8.(a) Participation Agreement between T. Rowe Price International Series, Inc. and the Company dated April 22, 1994. Amendment to Participation Agreement dated November 1994. Incorporated herein by reference to post-effective amendment number 5 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 19, 1996.

            (b) Participation Agreement between MFS Variable Insurance Trust and the Company dated April 29, 1994. Amendment to Participation Agreement dated November 1994. Amendment to
                  Participation Agreement effective May 1, 1996. Incorporated herein by reference to post-effective amendment number 5 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 19, 1996.


            (c) Participation Agreement between Oppenheimer and the Company. Incorporated herein by reference to post-effective amendment number 6 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 18, 1997.

            (d) Participation Agreement between Templeton and the Company. Incorporated herein by reference to post-effective amendment number 6 to this Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 18, 1997.


          9.      Opinion of Counsel from Barbara L. Secor, Esquire.

         10.      KPMG Peat Marwick LLP Consent

         13.      Schedules of Performance Data Computation.

         14.      Financial Data Schedule electronic submission (Exhibit 27)

Also, pursuant to Rule 483(b) copies of powers of attorney are filed as an exhibit.

Item 25.  Directors and Officers of the Company

         Name                                               Occupation
Directors


James C. Barbre                  1997-Present               ACT Technologies, Inc.
                                                            President and Chief Operating Officer
                                 1994-1997                  ACT Technologies, Inc.
                                                            Secretary-Treasurer
                                 1985-1993                  Self-employed consultant in carpet
                                                            manufacturing and distribution in Dalton, Georgia

Robert W. Bream                  1991-Present               United Airlines Employees Credit Union
                                                            President and Chief Executive Officer

Wilfred F. Broxterman            1997-Present               The Broxterman Group
                                                            President and Chief Executive Officer
                                 1989-1997                  Hughes Aircraft Employees Federal Credit Union
                                                            President and Chief Executive Officer

James L. Bryan                   1974-Present               Texins Credit Union
                                                            President and Chief Executive Officer

Loretta M. Burd                  1987-Present               Centra  Credit Union
                                                            President and Chief Executive Officer


Ralph B. Canterbury              1965-Present               US Airways Federal Credit Union
                                                            President


Joseph N. Cugini                 1959-Present               Westerly Community Credit Union
                                                            President and Chief Executive Officer


James A. Halls                   1990-Present               Retired
                                 1957-1989                  Faegre & Benson - Attorney-at-Law

Jerald R. Hinrichs               1990-Present               Hinrichs & Associates
                                                            Insurance Marketing Consultants
                                                            Owner/President

Michael B. Kitchen               1995-Present               CUNA Mutual Life Insurance Company*
                                                            President and Chief Executive Officer
                                 1992-1995                  The CUMIS Group Limited
                                                            President and Chief Executive Officer

Robert T. Lynch                  1996-Present               Retired
                                 1970-1996                  Detroit Teachers Credit Union
                                                            Treasurer/General Manager


Omer K. Reed                     1959-1997                  Self-employed dentist


Gerald J. Ring                   1968-Present               Park Towne Corporation
                                                            President


Richard C. Robertson             1959-Present               Arizona State Savings & Credit Union
                                                            President and General Manager


Donald F. Roby                   1990-Present               Retired
                                 1986-1989                  Farm and Home Savings
                                                            President and Chief Executive Officer


Rosemarie M. Shultz              1976-1997                  Public Employees Credit Union
                                                            President and Chief Executive Officer


Neil A. Springer                 1994-Present               Springer Souder & Associates, L.L.C.
                                                            Managing Director
                                 1992-1994                  Slayton International, Inc.
                                                            Senior Vice President

Farouk D.G. Wang                 1987-Present               University of Hawaii at Manoa
                                                            Director of Buildings and Grounds Management


Larry T. Wilson                  1974-Present               Coastal Federal Credit Union
                                                            President and Chief Executive Officer


Executive Officers


Wayne A. Benson                  1997-Present               CUNA Mutual Life Insurance Company*
                                                            Chief Officer - Sales

Michael S. Daubs                 1973-Present               CUNA Mutual Life Insurance Company*
                                                            Chief  Officer - Investments
                                                            CIMCO Inc.
                                                            President

James M. Greaney                 1998-Present               CUNA Mutual Life Insurance Company*
                                                            Chief Officer - Corporate Services

John A. Gibson                   1988-Present               CUNA Mutual Life Insurance Company*
                                                            Chief  Officer - Marketing


Richard J. Keintz                1979-Present               CUNA Mutual Life Insurance Company*
                                                            Chief Officer - Finance and Information Services

Michael B. Kitchen               1995-Present               CUNA Mutual Life Insurance Company*
                                                            President and Chief Executive Officer
                                 1992-1995                  The CUMIS Group Limited
                                                            President and Chief Executive Officer


Kevin T. Lentz                   1983-Present               CUNA Mutual Life Insurance Company
                                                            Chief Officer - Operations

Daniel E. Meylink, Sr.           1983-Present               CUNA Mutual Life Insurance Company*
                                                            Chief Officer - Member Services



Thomas O. Olson                  1988-Present               CUNA Mutual Life Insurance Company*
                                                            Officer - International Markets


Kevin G. Shea                    1976-Present               CUNA Mutual Life Insurance Company*
                                                            Chief Officer - Lending Services


John M. Waggoner                 1977-Present               CUNA Mutual Life Insurance Company*
                                                            Chief Officer - Legal


* CUNA Mutual Life Insurance Company entered into a permanent affiliation with the CUNA Mutual Insurance Society on July 1, 1990. Those persons marked with an "*" hold identical titles with CUNA Mutual Insurance Society. The most recent position has been given for those persons who have held more than one position with CUNA Mutual Life Insurance Company or CUNA Mutual Insurance Society during the last five year period. Each person has business addresses at both 2000 Heritage Way, Waverly, Iowa 50677, and 5910 Mineral Point Road, Madison, Wisconsin 53705.





Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant.

The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. The Company is a mutual life insurance company and therefore is controlled by its contractowners. Nonetheless, various companies and other entities are controlled by the Company and may be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the following organization charts.

In addition, as described in the prospectus under the caption "CUNA Mutual Life Insurance Company," by virtue of an Agreement of Permanent Affiliation with CUNA Mutual Insurance Society ("CUNA Mutual"), the Company and the registrant could be considered to be affiliated persons of CUNA Mutual. Likewise, CUNA Mutual and its affiliates, together with the identity of their controlling persons (where applicable), are set forth on the following organization charts.

                   See organization charts on following page.

                       CUNA Mutual Life Insurance Company


                  ORGANIZATIONAL CHART AS OF DECEMBER 31, 1997


CUNA Mutual Life Insurance Company
         An Iowa mutual life insurance company
         Fiscal Year End:  December 31
         CUNA Mutual Life Insurance Company is the controlling company for the following subsidiaries:

         1.       Red Fox Motor Hotel Corporation
                  An Iowa Business Act Corporation.
                  100% ownership by CUNA Mutual Life Insurance Company
                  Business:  Operation of Red Fox Inn, a motel
                  Classes of Stock:  Common only
                  Authorized Shares:  1,000 nonpar
                  Issued Shares:  242.7821
                  Capital Structure:
                           Stated capital:  $242,782
                           Add. paid-in:  $0
                           Ret. earn:  ($14,447)
                           Total Equity:  $257,229
                  Sole Shareholder: CUNA Mutual Life Insurance Company Fiscal Year End: December 31

         2.       CIMCO Inc.
                  An Iowa Business Act Corporation
                  50% ownership by CUNA Mutual Life Insurance Company
                  50% ownership by CUNA Mutual Investment Corporation
                  Business:  Registered Investment Advisor
                  Classes of Stock:  Non-assessable
                  Authorized Shares:  500,000 nonpar
                  Issued Shares:  100
                  Capital Structure:
                           Stated capital:  $10,000
                           Add. paid-in:  $520,000
                           Ret. earn.:  $435,660
                           Total Equity:  $965,660
                  Equal Shareholders:  CUNA Mutual Life Insurance Company &
                                       CUNA Mutual Investment Corporation
                  Fiscal Year End:  December 31
                  CIMCO Inc. is the investment adviser of:

                  a.       The Ultra Series Fund
                           A Massachusetts Business Trust
                           Domiciled in Iowa
                           Business:  Open-end diversified management investment
                                     company offered through insurance contracts
                           Shareholders: Three separate accounts of CUNA Mutual Life Insurance Company hold legal title for the benefit of policyowners.
                           Principal Underwriter: CUNA Brokerage Services, Inc. Fiscal Year End: December 31

         3.       Plan America Program, Inc.
                  A Maine Business Act Corporation
                  100% ownership by CUNA Mutual Life Insurance Company
                  Business:  Quasi-public corporation, operating an insurance business
                  Classes of Stock:  Voting common only
                  Authorized Shares:  5,000 of $1.00 par
                  Issued Shares:  100
                  Capital Structure:
                           Stated capital:  $500
                  Sole Shareholder: CUNA Mutual Life Insurance Company Fiscal Year End: December 31

                          CUNA Mutual Insurance Society


                              ORGANIZATIONAL CHART
                             AS OF DECEMBER 31, 1997


CUNA Mutual Insurance Society
         Business:  Life Health & Disability Insurance
         May 20, 1935*
         State of domicile:  Wisconsin
         CUNA Mutual Insurance Society, either directly or indirectly is the controlling company of the following wholly-owned subsidiaries:


         1.       CUNA Mutual Investment Corporation
                  Business:  Holding Company
                  September 15, 1972*
                  State of domicile:  Wisconsin
                  CUNA Mutual Investment Corporation is the owner of the following subsidiaries:

                  a.       CUMIS Insurance Society, Inc.
                           Business:  Corporate Property/Casualty
                           May 23, 1960*
                           State of domicile:  Wisconsin
                           CUMIS Insurance Society, Inc. is the 100% owner of the following subsidiary:

                           Credit Union Mutual Insurance Society New Zealand Ltd
                           Business:  Fidelity Bond Coverages
                           November 1, 1990*
                           State of domicile:  Wisconsin


                  b.       CUMIS General Insurance Company
                           Business:  Individual Property/Casualty
                           January 1, 1983*
                           State of domicile:  Michigan


                  c.       CUNA Brokerage Services, Inc.
                           Business:  Brokerage
                           July 19, 1985*
                           State of domicile:  Wisconsin

                  d.       CUNA Mutual General Agency of Texas, Inc.
                           Business:  Managing General Agent
                           August 14, 1991*
                           State of domicile: Texas


                  e.       MEMBERS Life Insurance Company
                           Business:  Credit Disability/Life/Health
                           February 27, 1976*
                           State of domicile:  Wisconsin
                           Formerly CUMIS Life & CUDIS


                  f.       International Commons, Inc.
                           Business:  Special Events
                           January 13, 1981*
                           State of domicile:  Wisconsin

                  g.       CUNA Mortgage Corporation
                           Business:  Mortgage Servicing
                           November 20, 1978*
                           State of domicile:  Wisconsin

                  h.       Investors Equity Insurance Company, Inc.
                           Business:  Private Mortgage Insurance
                           April 14, 1994*
                           State of Domicile:  California

                  i.       CUNA Mutual Insurance Agency, Inc.
                           Business:  Leasing/Brokerage
                           March 1, 1974*
                           State of domicile:  Wisconsin
                           Formerly CMCI Corporation

                           CUNA Mutual Insurance Agency, Inc. is the 100% owner of the following subsidiaries:

                           (1)   CM Field Services, Inc.
                                 Business:  Serves Agency Field Staff
                                 January 26, 1994*
                                 State of domicile:  Wisconsin

                           (2)   CUNA Mutual Insurance Agency of Alabama, Inc.
                                 Business:  Property & Casualty Agency
                                 May 27, 1993*
                                 State of domicile:  Alabama

                           (3)   CUNA Mutual Insurance Agency of New Mexico, Inc
                                 Business:  Brokerage of Corporate & Personal
                                  Lines
                                 June 10, 1993*
                                 State of domicile:  New Mexico

                           (4)   CUNA Mutual Insurance Agency of Hawaii, Inc.
                                 Business:  Property & Casualty Agency
                                 June 10, 1993*
                                 State of domicile:  Hawaii

                           (5)   CUNA Mutual Casualty Insurance Agency of
                                  Mississippi, Inc.
                                 Business:  Property & Casualty Agency
                                 June 24, 1993*
                                 State of domicile:  Mississippi

                           (6)   CUNA Mutual Insurance Agency of Kentucky, Inc.
                                 Business:  Brokerage of Corporate & Personal
                                  Lines
                                 October 5, 1994*
                                 State of domicile:  Kentucky

                           (7)   CUNA Mutual Insurance Agency of Massachusetts,
                                  Inc.
                                 Business:  Brokerage of Corporate & Personal
                                  Lines
                                 January 27, 1995*
                                 State of domicile:  Massachusetts

         2.       C.U.I.B.S. Pty. Ltd.
                  Business:  Brokerage
                  February 18, 1981*
                  Country of domicile:  Australia

*Dates shown are dates of acquisition, control or organization.


CUNA Mutual Insurance Society, either directly or through a wholly-owned subsidiary, has a partial ownership interest in the following:

1.     C. U. Family Insurance Services, Inc./Colorado
       50% ownership by CUNA Mutual Insurance Agency, Inc.
       50% ownership by Colleague Services Corporation
       September 1, 1981

2.     C. U. Insurance Services, Inc./Oregon
       50% ownership by CUNA Mutual Insurance Agency, Inc.
       50% ownership by Oregon Credit Union League
       December 27, 1989

3.     CUFIS of New York, Inc.
       50% ownership by CUNA Mutual Insurance Agency, Inc. 50% ownership by CUC Services, Inc.
       March 28, 1991


4.     The CUMIS Group Limited
       63.5% ownership by CUNA Mutual Insurance Society (as of 12-31-97)


5.     CIMCO Inc. (CIMCO)
       50% ownership by CUNA Mutual Investment Corporation 50% ownership by CUNA Mutual Life Insurance Company January 1, 1992

6. Cooperative Savings and Credit Unions Insurance Society "Benefit" SA (Poland) 70.9% ownership by CUNA Mutual Insurance Society 15.3% ownership by CUMIS Insurance Society, Inc. 13.8% ownership by Foundation for Polish Credit Unions September 1, 1992

7.     GWARANT, Ltd.
       50%  ownership  by  CUNA  Mutual  Insurance   Society  50%  ownership  by
       Foundation for Polish Credit Unions February 18, 1994

8.     CUNA Mutual Insurance Agency of Ohio, Inc.
       1% of value owned by Michael Corcoran (CUNA Mutual Employee) subject to a voting trust agreement, Michael B. Kitchen as Voting Trustee. 99% of value owned by CUNA Mutual Insurance Agency, Inc. Due to Ohio regulations, CUNA Mutual Insurance Agency, Inc. holds no voting stock in this corporation.
       June 14, 1993


9.     Security Management Company, Ltd. (Hungary)
       90% ownership by CUNA Mutual Insurance Society
       10% ownership by:  Federation of Savings Cooperatives
       Savings Cooperative of Szoreg
       Savings Cooperative of Szekkutas (collectively Hungarian Associates) September 5, 1992


10.    CMG Mortgage Insurance Company
       55% ownership by CUNA Mutual Investment Corporation 45% ownership by PMI Mortgage Insurance Co.
       April 14, 1994


Limited Liability Companies

1.     "Sofia LTD." (Ukraine)
       99.96% CUNA Mutual Insurance Society
       .04% CUMIS Insurance Society, Inc.
       March 6, 1996

       a.      `FORTRESS' (Ukraine)
               80% "Sofia LTD."
               19% The Ukrainian National Association of Savings and Credit
                    Unions
               1% Service Center by UNASCU
               September 25, 1996

2.     CUNA  Mortgage   Assistance,   L.L.C.   50%  interest  by  CUNA  Mortgage
       Corporation 50% interest by CUNA Service Group, Inc.
       November 7, 1995


Stock Corporation - CUNA Mutual Group owns less than 50%

1. Cooperators Life Assurance Society Limited (Jamaica) CUNA Mutual Insurance Society owns 122,500 shares Jamaica Co-op Credit Union League owns 127,500 shares (NOTE: Awaiting authority to write business) May 10, 1990

2. CUNA Caribbean Insurance Society Limited (Trinidad and Tobago, W.I.) 47.96% ownership by CUNA Mutual Insurance Society
       July 4, 1985

3.     CU Interchange Group, Inc.
       Owned by CUNA Mutual Investment Corporation, CUNA Service Group and various state league organizations December 15, 1993 - CUNA Mutual Investment Corporation purchased 100 shares stock

4.     CUNA Service Group, Inc.
       April 22, 1974 - CUNA Mutual Insurance Society purchased 200.71 shares

5.     "Benevita LKS" (Russia)
       49% CUNA Mutual Insurance Society
       51% League of Credit Unions
       December 7, 1995

6.     Credit Union Service Corporation
       Owned by CUNA Mutual Investment Corporation, Credit Union National Association, Inc. and 18 state league organizations March 29, 1996 - CUNA Mutual Investment Corporation purchased 1,300,000 shares of stock



Partnerships

1.     LeaSo Partners, a California partnership
       CUNA Mutual Insurance Society - 50% Partner
       California Credit Union League - 50% Partner
       December 29, 1981

2.     CM CUSO Limited Partnership, a Washington Partnership
       CUMIS Insurance Society, Inc. - General Partner
       Credit Unions in Washington - Limited Partners
       June 14, 1993



Affiliated (Nonstock)

1.     NARCUP, Inc.
       August 8, 1978

2.     CUNA Mutual Group Foundation, Inc.
       July 5, 1967

3.     CUNA Mutual Life Insurance Company
       July 1, 1990

4. Aseguradora Solidaria de Colombia (formerly Seguros UCONAL Limitada) 17.2% membership by CUNA Mutual Insurance Society July 2, 1985

Item 27.  Number of Contractowners


          As of February 28, 1998, there were 12,097 non-qualified contracts outstanding and 10,515 qualified contracts outstanding.


Item 28.  Indemnification.

         Section 10 of the Bylaws of the Company and Article VIII, Section 4 of the Company's charter together provide for indemnification of officers and directors of the Company against claims and liabilities that such officers and/or directors become subject to by reason of having served as an officer or director of the Company or any subsidiary or affiliate of the Company. Such indemnification covers liability for all actions alleged to have been taken, omitted, or neglected by such officers or directors in the line of duty as an officer or director, except liability arising out of an officer's or a director's willful misconduct.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter


         (a) CUNA Brokerage is the registrant's principal underwriter and for certain variable life insurance contracts issued by CUNA Mutual Life Variable Account. CUNA Brokerage is also principal underwriter for the Ultra Series Fund, an underlying Fund for the Company's variable products. CUNA Brokerage is the distributor of MEMBERS Mutual Funds, a group of open-end investment companies.


         (b)      Officers and Directors of CUNA Brokerage.

Name and Principal                         Positions and Offices
Business Address                           With the Underwriter

Lawrence R. Halverson*                     Director and President

Marc A. Krasnick*                          Director and Vice President

Michael G. Joneson**                       Director and Treasurer

Sandra K. Steffeney*                       Vice President

John M. Waggoner*                          Chief Officer - Legal

Campbell D. McHugh*                        Compliance Officer

Brian C. Lasko**                           Managing Principal

Mary Houston**                             Operations Principal


Scott Vignovich**                          Assistant Vice President
                                           Administrative and Operations Officer



*The principal business address of these persons is: 5910 Mineral Point Road, Madison, Wisconsin 53705.
**The principal business address of these persons is: 2000 Heritage Way, Waverly, Iowa 50677


          (c) CUNA Brokerage Services is the only principal underwriter. The Distribution Agreement between the Company and CUNA Brokerage Services and the Related Servicing Agreement between the Company and CUNA Brokerage Services specify the services provided by each party. Those contracts have been filed as exhibits under Item 24(b)(3). The Company pays a dealer concession of approximately six percent, as more fully described in Schedule A of the Servicing Agreement. The total dealer's concession for the year ended December 31, 1997, was $18,675,904. The contracts provide that the Company performs certain functions on behalf of the distributor. For example, the Company sends confirmation statements to Owners and the Company maintains payroll records for the registered representatives. Some of the dealer concession is used to reimburse the Company for the services it performs on behalf of the distributor.


Item 30.  Location Books and Records

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at 2000 Heritage Way, Waverly, Iowa 50677 or at CIMCO Inc. or CUNA Mutual Group, both at 5910 Mineral Point Road, Madison, Wisconsin 53705.

Item 31.  Management Services

         All management contracts are discussed in Part A or Part B of this registration statement.

Item 32.  Undertakings and Representations

         (a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the Contracts offered herein are being accepted.

         (b) The registrant undertakes that it will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove and send to the Company for a statement of additional information.

         (c) The registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.

         (d) The Company represents that in connection with its offering of the Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

         (e) The Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by CUNA Mutual Life Insurance Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485 for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Madison, and State of Wisconsin on this 8th day of April, 1998.


                          CUNA Mutual Life Variable Annuity Account (Registrant)



                           By: /s/ Michael B. Kitchen
                               Michael B. Kitchen
                               President and Chief Executive Officer



                          CUNA Mutual Life Insurance Company (Depositor)



                           By: /s/ Michael B. Kitchen
                               Michael B. Kitchen
                               President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

SIGNATURES AND TITLE            DATE   SIGNATURES AND TITLE                 DATE

James C. Barbre                   *     Robert T. Lynch                       *
James C. Barbre, Director               Robert T. Lynch, Director


Robert W. Bream                   *     Omer K. Reed                          *
Robert W. Bream, Director               Omer K. Reed, Director


Wilfred F. Broxterman             *     Gerald J. Ring                        *
Wilfred F. Broxterman, Director         Gerald J. Ring, Director


James L. Bryan                    *     Richard C. Robertson                 *
James L. Bryan, Director                Richard C. Robertson, Director


Loretta M. Burd                   *     Donald F. Roby                       *
Loretta M. Burd, Director               Donald F. Roby, Director


Ralph B. Canterbury               *     Rosemarie M. Shultz                  *
Ralph B. Canterbury, Director           Rosemarie M. Shultz, Director


Joseph N. Cugini                  *     Neil A. Springer                     *
Joseph N. Cugini, Director              Neil A. Springer, Director


James A. Halls                    *     Farouk D. G. Wang                    *
James A. Halls, Director                Farouk D. G. Wang, Director


Jerald R. Hinrichs                *     Larry T. Wilson                      *
Jerald R. Hinrichs, Director            Larry T. Wilson, Director


/s/  Michael B. Kitchen        4/8/98   /s/  Linda L. Lilledahl          4/8/98
Michael B. Kitchen, Director            Linda L. Lilledahl, Attorney-In-Fact

* Pursuant to Powers of Attorney filed herewith

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.



SIGNATURES AND TITLE                                          DATE



/s/  Michael G. Joneson                                      4/8/98
Michael G. Joneson
Chief Officer - Accounting



/s/  Richard J. Keintz                                        4/8/98
Richard J. Keintz
Chief Officer - Finance &
Information Service



/s/  Michael B. Kitchen                                       4/8/98
Michael B. Kitchen
President

                                  EXHIBIT INDEX


4. (b)   TSA Endorsement.  403(B) Tax Sheltered Variable Annuity Endorsement.

   (b)   TSA Endorsement.  403(B) Tax Sheltered Annuity Endorsement.

   (c)   State Variations.


9.       Opinion of Counsel from Barbara L. Secor, Esquire

10.      KPMG Peat Marwick LLP Consent

13.      Schedules of Performance Data Computation.

14.      Financial Data Schedule electronic submission (Exhibit 27)

         Powers of Attorney

                          EXHIBIT 4(b) TSA Endorsement

                                     403(B)
                             TAX SHELTERED VARIABLE
                               ANNUITY ENDORSEMENT

This variable annuity is issued as part of a 403(b) salary reduction agreement. It is issued as an agreement between the annuitant and an Internal Revenue Code
(Code) Section (ss.) 501(c)(3) organization or public school. This contract, together with all other 403(b) plans held by the annuitant, constitutes a plan qualified under Code ss.403(b) and related regulations. The terms and conditions listed below will then form a part of the contract. In any conflict between the terms of this Section and any other Section of this contract; this Section will govern.

NONTRANSFERABLE AND NONASSIGNABLE

This contract is for the sole benefit of the annuitant or the beneficiary(ies). This contract is not transferable; except to the Company on surrender or settlement. It may not be: sold; assigned; discounted; or pledged as collateral for a loan or as security, for any purpose.

CONTRIBUTION LIMITATIONS

In no event may voluntary salary deferral contributions be made to the contract in any taxable year in excess of either:

A.   the  maximum  excludable   contribution   amount,  as  defined  under  Code
     ss.403(b)(2), ss.415, and ss.402(g);

B.   or such greater amount as specified in Code ss.415(c)(4).

Contributions made to the contract are included in the maximum excludable amount for the year in which they are made. However, contributions made to catch up salary deferral contributions, as allowed by the Uniformed Services Employment and Reemployment Rights Act (USERRA), as amended, will be included in the estimated maximum excludable amount for the year in which the contributions could have been made. Such catch up contributions are allowed only if:

A. Salary deferral contributions were suspended due to a leave of absence covered under the USERRA, as amended; and

B.   The annuitant is rehired by the same employer.

The owner may notify the company that voluntary salary deferral contributions in excess of the limitations have been made to the contract. The excess amount will be taxable as ordinary income and may:

A.   remain in the contract; or

B. be returned to the Owner. Such amount must he returned no later than; April 15 following the close of the taxable year in which the excess was contributed. Any such excess returned is not subject to any surrender charge or penalty outlined in the contract. Any investment gain resulting from the allocation of the excess amount to the subaccount(s) will be returned to the owner along with the excess amount. Any investment loss resulting from the allocation of the excess amount to the subaccount(s) will be deducted proportionately from the remaining subaccount values(s) and guarantee amount(s).

LOANS

If loans are allowed under the contract to which this Endorsement is attached: loans may be made as follows. The maximum loan value is the greater of: $10,000; or 50 percent of the contract value less any prior loan amount. However, loans may not exceed the loan value described in this contract. In order to maintain qualified status under the code, the total indebtedness (i.e., the loan amount, which includes any accrued interest) for all 403(b) plans cannot, in any event, exceed $50,000 less the highest total indebtedness during the one-year period prior to the new loan date. The minimum policy loan is $100.

The annuitant must repay each loan within five (5) years of the loan date; unless the loan will be used to purchase the annuitant' s principal residence. In that event, the Company may fix a reasonable time period for repayment. Terms for repayment will be established at the time the loan is made. A loan must be repaid in substantially equal payments; on a quarterly or more frequent basis. All loan repayments must be clearly marked as such.

If any loan repayments have not been made within 61 days of the due date, the loan is in default except as allowed by the USERRA. After this 61-day time period, the loan amount will be treated as a taxable distribution which may be subject to an IRS premature distribution tax.

DISTRIBUTION RESTRICTIONS

Distributions   will  be  governed   by:  Code   ss.403(b)(l0);   ss.403(b)(ll):
$401(a)(9); and their related regulations. This includes the incidental death benefit rules of ss.401(a)(9)(G) of the Code and the minimum distribution incidental benefit requirement of ss.1.401(a)(9)-2 of the Proposed Income Tax Regulations. In order to maintain qualified status, Code ss.403(b)(ll) requires that payments to the owner be restricted except: when the annuitant attains age 59 1/2; separates from service; dies; becomes disabled within the meaning of Code ss.72(m)(7); experiences a "hardship"; or as otherwise permitted by Code ss.403(b)(ll) and its related regulations.

The distribution restrictions of this provision apply to amounts contributed under a salary reduction agreement and only for salary reduction contributions (including earnings on them) for plan years beginning January 1, 1989.

In the case of hardship; the owner may not withdraw any income earned on contributions made according to the salary reduction agreement, within the meaning of ss.402(g)(3)(C). Payments paid prior to age 59 1/2 may be subject to an IRS premature distribution tax; in addition to current income tax.

Unemployment Compensation Act of 1992 (UCA ` 92). As required by UCA ` 92, mandatory 20% withholding will apply if: a payment meets the definition of an Eligible Rollover Distribution; and are not rolled over, but instead are paid directly to the annuitant.

Payments to Annuitant. Payment must be made on or before April 1 of the year following the year of attainment of age 70 1/2, or upon retirement if the annuitant continues working beyond age 70 1/2. Payments may be made as follows:

A.   as a single lump sum; or

B.   in equal or substantially equal payments:

      1.   over the lifetime of the annuitant; or
      2.   over the lives of the annuitant and the beneficiary(ies); or
      3. over a specified period that may not be longer than the annuitant's life expectancy; or
      4. over a specified period that may not be longer than the joint life and last survivor expectancy of the annuitant and the beneficiary(ies).

Periodic payments must be made in intervals of no longer than one year. In addition, periodic payments may increase only as provided in Q&A F-3 of ss.1.401(a)(9)-1 of the Proposed Income Tax Regulations.

All payments must be made in accordance with ss.401(a)(9) of the Code. This includes incidental death benefit requirements of ss.401(a)(9)(G) of the Code; its related regulations; and the minimum distribution incidental benefit requirement of ss.1.401(a)(9)-2 of the Proposed Income Tax Regulations.

Payments to Beneficiary(ies). If the annuitant dies, the proceeds will be distributed as follows:

A. If death occurs on or after the date annuity payments have begun; the remaining payments will be distributed at least as rapidly as under the payment method used prior to death.

B. If the death occurs before annuity payments have begun; the death benefit must be distributed as elected. However, if an election has not been made; the beneficiary(ies) has the following options for distribution:

     1. the full amount to be paid by December 31st of the year containing the fifth anniversary of the annuitant' s death; or

     2. in equal or substantially equal payments over the life or life expectancy of the beneficiary(ies). Such payments must start by December 31st of the year following the annuitant' s death. However, for a spouse beneficiary, payments are not required to begin until December 31st of the year the annuitant would have turned 70 1/2. A spouse beneficiary may also roll all or a portion of the death benefit to their own individual retirement annuity.

Payment under this Section are considered to have begun:

A.   upon an individual reaching his or her required beginning date; or

B. if prior to the required beginning date; payments have begun under an annuity payment option acceptable under ss.1.401(a)(9) of the Regulations.


Related Payment Provisions.

A. The return multiples contained in Tables V and VI of 1.72-9 of the Income Tax Regulations are used to calculate: life expectancy; and joint and last survivor expectancy.

       The life expectancy of the annuitant or spouse beneficiary will be recalculated annually. for purposes of payment, unless otherwise elected by: the annuitant, prior to payments beginning; or by the spouse beneficiary, if the annuitant dies before payments have begun.

       If election has been made not to recalculate life expectancy annually; such election is irrevocable and will apply to all subsequent years.

       The life expectancy of a non-spouse beneficiary(ies) may not he recalculated. Instead, life expectancy will he based on the ages of the beneficiary(ies) and annuitant in the year the annuitant attains age
     70 1/2. Payments for subsequent years will be based on such life expectancy; reduced by one for each year which has elapsed.

B. The payment amounts will be no less than the amount obtained by dividing the amount payable upon the annuitant' s death by:

     1.   the life expectancy of the annuitant or beneficiary: or
     2. the joint and last survivor expectancy of the annuitant and spouse beneficiary.

C. For a non-spouse beneficiary; the payment amount must be no less than the amount obtained by dividing the amount payable upon the annuitant's death by the lesser of: the annuitant's life expectancy: or a divisor obtained from the tables available in ss.1.401(a)(9)-2.

D. The beneficiary(ies) may increase the frequency or amount of payments; if the payments are for a period certain.

E. For the purpose of distribution requirements; any amount paid to a child beneficiary will be treated as if it had been paid to the surviving spouse. This applies only if the remaining amount becomes payable to the surviving spouse when the child reaches majority age.

F. If there are two or more 403(b) plans; minimum distribution requirements of the Code may be satisfied out of one of the 403(b) plans. This is possible by receiving the combined required minimum distribution amounts out of one 403(b) plan. This is the alternative method described in Notice 88-38, 1988-l C.B. 524.

ROLLOVER CONTRIBUTIONS

If the Payee is eligible to receive proceeds. the Payee may elect an Eligible Rollover Distribution paid directly to an Eligible Retirement Plan specified in a Direct Rollover.

This contract will accept any Eligible Rollover Distribution paid directly to it as a Direct Rollover from another 403(b) plan. Any Eligible Rollover Distribution not paid directly to this contract will be accepted as a rollover contribution if received within 60 days of distribution.

Rollover Contribution Definitions. The following words and phrases. as used in this section, are defined as follows:

A. Eligible Rollover Distribution. An Eligible Rollover Distribution is a payment of all or any portion of the Payee' s contract value, but does not include:

     1. any minimum payment that is one of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the Payee: or the joint lives (or joint life expectancies) of the Payee and the Payee' s beneficiary: or for a specified period of ten years or more:

     2.   any minimum payment required under ss.401(a)(9) of the Code;

     3.   the portion of any payment that is note-taxable.

B. Eligible Retirement Plan. An Eligible Retirement Plan that may accept an Eligible Rollover Distribution may be:

     1.   an individual  retirement  account described in ss.408(a) of the Code;
          or

     2.   an individual  retirement  annuity described in ss.408(b) of the Code;
          or

     3.   an annuity plan described in ss.403(b) of the Code; or

     4.   a custodial account as described in ss.403(b)(7) of the Code.

     For an Eligible Rollover Distribution to the surviving spouse, an Eligible Retirement Plan is: an individual retirement account; or individual retirement annuity.

C.   Payee. Payees include the following:

     1.   an employee or former employee;
     2.   the  employee'  s or  former  employee'  s  surviving  spouse;
     3. the employee' s or former employee' s spouse or former spouse who is the alternate payee under a qualified domestic relations order (defined in ss.414(p) of the Code).

D. Direct Rollover. A Direct Rollover specified by the Payee may be: a payment from this contract directly to an Eligible Retirement Plan; or a payment from another 403(b) plan to this contract.

GENERAL PROVISIONS

Endorsements. This contract, including this Endorsement, will be amended as required by changes in: the Code; IRS Regulation; or published revenue rulings. The Company will promptly furnish any endorsements which are required to comply with such changes. Upon receipt of such endorsement, the annuitant has thirty
(30) days to contact the Company to reject the endorsement. If the thirty (30) days elapse and the Company has not been contacted, the endorsement is deemed accepted. Because this contract is established with the intent to comply with federal regulation, rejection will be deemed a request to remove this endorsement, and will result in a taxable event.

Reporting. The Company is required to report distributions from this contract to the IRS and, in some cases, to withhold certain amounts from taxable distributions. The Company will furnish reports summarizing total contributions and total distributions.

Acknowledgment. The owner, by signing the application requesting that the policy be issued as a 403(b) plan agrees to the terms of this endorsement and acknowledges understanding of: the distribution restrictions imposed by ss.403(b)(ll) of the Code; and investment alternatives available under the employer' s 403(b) program.


CUNA Mutual Life Insurance Company
A Mutual Insurance Company


/s/  Michael B. Kitchen
President

                          EXHIBIT 4(b) TSA Endorsement

                                     403(B)
                                  TAX SHELTERED
                               ANNUITY ENDORSEMENT

This annuity is issued as part of a 403(b) salary reduction agreement. It is issued as an agreement between the annuitant and an Internal Revenue Code (Code) Section (ss.) 501(c)(3) organization or public school. This policy, together with all other 403(b) plans held by the annuitant, constitutes a plan qualified under Code ss.403(b) and related regulations. The terms and conditions listed below will then form a part of the policy. In any conflict between the terms of this Section and any other Section of this policy; this Section will govern.

NONTRANSFERABLE AND NONASSIGNABLE

This policy is for the sole benefit of the annuitant or the beneficiary(ies). This policy is not transferable; except to the Company on surrender or settlement. It may not be: sold; assigned; discounted; or pledged as collateral for a loan or as security, for any purpose.

CONTRIBUTION LIMITATIONS

In no event may voluntary salary deferral contributions be made to the policy in any taxable year in excess of either:

A.   the  maximum  excludable   contribution   amount,  as  defined  under  Code
     ss.403(b)(2), ss.415, and ss.402(g);

B.   or such greater amount as specified in Code ss.415(c)(4).

Contributions made to the policy are included in the maximum excludable amount for the year in which they are made. However, contributions made to catch up salary deferral contributions, as allowed by the Uniformed Services Employment and Reemployment Rights Act (USERRA), as amended, will be included in the estimated maximum excludable amount for the year in which the contributions could have been made. Such catch up contributions are allowed only if:

A. Salary deferral contributions were suspended due to a leave of absence covered under the USERRA, as amended; and

B.   The annuitant is rehired by the same employer.

The owner may notify the company that voluntary salary deferral contributions in excess of the limitations have been made to the policy. The Company may then return the excess amoun to the owner. Such amount must be retyurned no later than; the April 15 following the close of the taxable year in which the excess was contributed. Any such excess returned is not subject to any surrender charge or penalty outlined in the policy.

POLICY LOANS

If policy loans are allowed under the policy to which this Endorsement is attached: policy loans may be made as follows. The maximum policy loan value is the greater of: $10,000; or 50 percent of the cash value. However, policy loans may not exceed the loan value described in this policy. In order to maintain qualified status under the code, the total indebtedness (i.e., the loan amount, which includes any accrued interest) for all 403(b) plans cannot, in any event, exceed $50,000 less the highest total indebtedness during the one-year period prior to the new loan date. The minimum policy loan is $100.

The annuitant must repay each policy loan within five (5) years of the loan date; unless the loan will be used to purchase the annuitant' s principal residence. In that event, the Company may fix a reasonable time period for repayment. Terms for repayment will be established at the time the loan is made. A loan must be repaid in substantially equal payments; on a quarterly or more frequent basis. All loan repayments must be clearly marked as such.

If any loan repayments have not been made within 61 days of the due date, the loan is in default except as allowed by the USERRA. After this 61-day time period, the remaining indebtedness will be treated as a taxable distribution to the annuitant, which may be subject to an IRS premature distribution tax.

PAYMENT OF PROCEEDS

The payment of proceeds will be governed by: Code ss.403(b)(l0);  ss.403(b)(ll):
$401(a)(9); and their related regulations. This includes the incidental death benefit rules of ss.401(a)(9)(G) of the Code and the minimum distribution incidental benefit requirement of ss.1.401(a)(9)-2 of the Proposed Income Tax Regulations. In order to maintain qualified status, Code ss.403(b)(ll) requires that payments to the owner be restricted except:

A.   when the annuitant attains age 59 1/2;
B.   separates from service;
C.   dies;
D.   becomes disabled within the meaning of Code ss.72(m)(7);
E.   experiences a "hardship"; or
F.   as otherwise permitted by Code ss.403(b)(ll) and its related regulations.

The distribution restrictions of this provision apply to amounts contributed under a salary reduction agreement and only for salary reduction contributions (including earnings on them) for plan years beginning January 1, 1989.

In the case of hardship; the owner may not withdraw any income attributable to contributions made according to the salary reduction agreement, within the meaning of ss.402(g)(3)(C). Proceeds paid prior to age 59 1/2 may be subject to an IRS premature distribution tax; in addition to current income tax.

Unemployment Compensation Act of 1992 (UCA ` 92). As required by UCA ` 92, mandatory 20% withholding will apply if: proceeds meet the definition of an Eligible Rollover Distribution; and are not rolled over, but instead are paid directly to the annuitant.

Payments to Annuitant. Payment must be made on or before April 1 of the year following the year of attainment of age 70 1/2, or upon retirement if the annuitant continues working beyond age 70 1/2. Payments may be made as follows:

A.   as a single lump sum; or
B.   in equal or substantially equal payments:

     1.   over the lifetime of the annuitant; or
     2.   over the lives of the annuitant and the beneficiary(ies); or
     3. over a specified period that may not be longer than the annuitant' s life expectancy; or
     4. over a specified period that may not be longer than the joint life and last survivor expectancy of the annuitant and the beneficiary(ies).

Periodic payments must be made in intervals of no longer than one year. In addition, periodic payments may increase only as provided in Q&A F-3 of ss.1.401(a)(9)-1 of the Proposed Income Tax Regulations.

All payments must be made in accordance with ss.401(a)(9) of the Code. This includes incidental death benefit requirements of ss.401(a)(9)(G) of the Code; its related regulations; and the minimum distribution incidental benefit requirement of ss.1.401(a)(9)-2 of the Proposed Income Tax Regulations.

Payments to Beneficiary(ies). If the annuitant dies, the proceeds will be distributed as follows:

A. If death occurs on or after the date payment of proceeds has begun; the remaining proceeds will be distributed at least as rapidly as under the payment method used prior to death.

B. If the death occurs before the payment of proceeds has begun; the proceeds must be distributed as elected. However, if an election has not been made; the beneficiary(ies) has the following options for distribution:

     1. the full amount to be paid by December 31st of the year containing the fifth anniversary of the annuitant' s death; or

     2. in equal or substantially equal payments over the life or life expectancy of the beneficiary(ies). Such payments must start by December 31st of the year following the annuitant' s death. However, for a spouse beneficiary, payments are not required to begin until December 31st of the year the annuitant would have turned 70 1/2. A spouse beneficiary may also roll the proceeds to their own individual retirement annuity.

Payment of proceeds under this Section are considered to have begun:

A.   upon an individual reaching his or her required beginning date; or

B. if prior to the required beginning date; payments have begun under a settlement option acceptable under ss.1.401(a)(9) of the Regulations.


Related Payment Provisions.

A. The return multiples contained in Tables V and VI of 1.72-9 of the Income Tax Regulations are used to calculate: life expectancy; and joint and last survivor expectancy.

       The life expectancy of the annuitant or spouse beneficiary will be recalculated annually. for purposes of payment of proceeds, unless otherwise elected by: the annuitant, prior to payments beginning; or by the spouse beneficiary, if the annuitant dies before payments have begun.

       If election has been made not to recalculate life expectancy annually; such election is irrevocable and will apply to all subsequent years.

       The life expectancy of a non-spouse beneficiary(ies) may not he recalculated. Instead, life expectancy will he based on the ages of the beneficiary(ies) and annuitant in the year the annuitant attains age
     70 1/2. Payments for subsequent years will be based on such life expectancy; reduced by one for each year which has elapsed.

B. The payment amounts will be no less than the amount obtained by dividing the policy proceeds by:

     1.   the life expectancy of the annuitant: or
     2. the joint and last survivor expectancy of the annuitant and spouse beneficiary.

C. For a non-spouse beneficiary; the payment amount must be no less than the amount obtained by dividing the full policy proceeds by the lesser of: the annuitant's life expectancy: or a divisor obtained from the tables available in ss.1.401(a)(9)-2.

D. The beneficiary(ies) may increase the frequency or amount of payments; if the payments are for a period certain.

E. For the purpose of distribution requirements; any amount paid to a child beneficiary will be treated as if it had been paid to the spouse. This applies only if the remaining amount becomes payable to the spouse when the child reaches majority age.

F. If there are two or more 403(b) plans; minimum distribution requirements of the Code may be satisfied out of one of the 403(b) plans. This is possible by receiving the combined required minimum distribution amounts out of one 403(b) plan. This is the alternative method described in Notice 88-38, 1988-l C.B. 524.

ROLLOVER CONTRIBUTIONS

If the Payee is eligible to receive proceeds. the Payee may elect an Eligible Rollover Distribution paid directly to an Eligible Retirement Plan specified in a Direct Rollover.

This policy will accept any Eligible Rollover Distribution paid directly to it as a Direct Rollover from another 403(b) plan. Any Eligible Rollover Distribution not paid directly to the policy will be accepted as a rollover contribution if received within 60 days of distribution.

Rollover Contribution Definitions. The following words and phrases. as used in this section, are defined as follows:

A. Eligible Rollover Distribution. An Eligible Rollover Distribution is a payment of all or any portion of the Payee' s policy values, but does not include:

     1. any minimum payment that is one of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the Payee; or the joint lives (or joint life expectancies) of the Payee and the Payee' s beneficiary: or for a specified period of ten years or more;

     2. any minimum payment required under ss.401(a)(9) of the Code;

     3. the portion of any payment that is note-taxable.

B. Eligible Retirement Plan. An Eligible Retirement Plan that may accept an Eligible Rollover Distribution may be:

     1. an individual retirement account described in ss.408(a) of the Code; or

     2. an individual retirement annuity described in ss.408(b) of the Code; or

     3. an annuity plan described in ss.403(b) of the Code; or

     4. a custodial account as described in ss.403(b)(7) of the Code.

     For an Eligible Rollover Distribution to the surviving spouse, an Eligible Retirement Plan is: an individual retirement account; or individual retirement annuity.

C.   Payee. Payees include the following:

     1. an employee or former employee;

     2. the employee' s or former employee' s surviving spouse;

     3. the employee' s or former employee' s spouse or former spouse who is the alternate payee under a qualified domestic relations order (defined in ss.414(p) of the Code).

D. Direct Rollover. A Direct Rollover specified by the Payee may be: a payment from this policy directly to an Eligible Retirement Plan; or a payment from another 403(b) plan to this policy.

GENERAL PROVISIONS

Endorsements. Thispolicy, including this Endorsement, will be amended as required by changes in: the Code; IRS Regulation; or published revenue rulings. The Company will promptly furnish any endorsements which are required to comply with such changes. Upon receipt of such endorsement, the annuitant has thirty
(30) days to contact the Company to reject the endorsement. If the thirty (30) days elapse and the Company has not been contacted, the endorsement is deemed accepted. Because this policy is established with the intent to comply with federal regulation, rejection will be deemed a request to remove this endorsement, and will result in a taxable event.

Reporting. The Company is required to report payments from this policy to the IRS and, in some cases, to withhold certain amounts from taxable distributions. The Company will furnish policy reports summarizing total contributions and total distributions.

Acknowledgment. The owner, by signing the application requesting that the policy be issued as a 403(b) plan agrees to the terms of this endorsement and acknowledges understanding of: the distribution restrictions imposed by ss.403(b)(ll) of the Code; and investment alternatives available under the employer' s 403(b) program.


CUNA Mutual Life Insurance Company
A Mutual Insurance Company


/s/  Michael B. Kitchen
President

                                  EXHIBIT 4(c)

          Flexible Premium Deferred Variable and Fixed Annuity Contract
                                State Variations


Contract Form No. 2800 attached as Exhibit 4 is a copy of the Contract language used in the following states:

Alabama                                      Maine
Alaska                                       Minnesota
Arkansas                                     Mississippi
Colorado                                     Missouri
Connecticut                                  Nebraska
Delaware                                     Nevada
Georgia                                      New Hampshire
Hawaii                                       New Mexico
Indiana                                      Ohio
Iowa                                         Rhode Island
Kentucky                                     South Dakota
Louisiana                                    Tennessee
                                             Wyoming


The following state contract forms vary from the Form No. 2800 as indicated below:

Arizona Contract No. 2800 AZ adds language to Form No. 2800 stating, "Upon written request, we will provide you with information regarding the benefits and provisions of the Contract."

California  Contract  No.  2800 CA  changes  Form 2800  language  to allow for a
            10-day free look, except for ages 60 and above allowing for a 30-day free look.

District of Columbia      Contract  No. 2800 DC changes  Form 2800  language in
            Sections 6.2 and 7.2 to include the word "partial" when describing withdrawals.

Florida Contract No. 2800 FL changes Form 2800 language on the cover page to add "If you have a question, complaint or need information concerning your contract, call 1-800-798-5500." Surrender Charge description added to Data Page. Revises Section 1.7 without change in meaning. Adds table of values per $1,000 allocated to a Guarantee Period to Section 6.2.

Idaho Contract No. 2800 ID changes Form 2800 language to allow for a 20-day free look and the return of purchase payments during the Right to Examine Period. First paragraph in Section 4.3 changed to explain 20-day free look provision. Changes Section 7.6 interest rate paid for deferral of payment of partial withdrawal and surrenders as defined in Idaho Code.

Illinois Contract No. 2800IL 0697 changes Form 2800 to change the form number and add the DCA 1 Year Account language.

Kansas      Contract  No.  2800  KS  deletes  nursing   homes/terminal   illness
            paragraph from Section 7.4 of Form 2800.

Maryland Contract No. 2800 MD adds "Limited Participation as described herein." Deletes "Fixed" from Form 2800 title on the cover page.
            Deletes sentence saying, "we will refund any purchase payments received by us required by state law" from the Right to Examine provision. There are no Fixed Accounts, therefore, Section 7.5 from Form 2800 regarding fixed accounts and Section 6 from Form 2800 regarding Guaranteed Interest Option have been deleted. Deleted all references to Guaranteed Interest Option throughout the Form 2800 Contract.

Maryland Contract No. 2800MD 0897 changes Form 2800 by changing the DCA 1 Year Guarantee Period language throughout the contract to limit it to 3 years. Also deletes Guarantee Periods 1, 3, 5, 7, and 10. Deletes all references to these guarantee periods and to interest adjustment throughout the contract. Deletes sentence on cover saying, "we will refund any purchase payments received by us required by state law" from the Right to Examine provision.

Massachusetts Contract Nos. 2800 SMA and UMA allowing for separate forms for sex distinct and unisex. Also added Table of values to Section 6.2 in Form 2800. Tables were changed on data page and misstatement of age and sex language was revised from Form 2800.

Michigan    Contract Nos. 2800 U and 2800 S allowing for separate  forms for sex
            distinct   and  unisex.   Tables  were  changed  on  data  page  and
            misstatement of age and sex language was revised from Form 2800.

Montana Contract No. 2800 MT 0294 is unisex only. Revises misstatement of age and sex, tables etc. and adds Section 1.2 "Does the Contract Conform with Montana Statutes?" to Form 2800.

North Carolina       Contract No. 2800 NC deletes  settlement options 1 & 2 from
            Form 2800.

North Dakota       Contract  No. 2800 ND revises  Form 2800 to allow for 20-day free look (on the cover page). Tables were changed on data page and misstatement of age and sex language was revised from Form 2800.

New Jersey  Contract No. 2800NJ  changes Form 2800 language on the cover to delete "Fixed" from the title. Also adds to the cover "Monthly annuity payments, Surrender Value, and death benefit amounts are equal to or greater than those required by state law. Partial withdrawals will result in cancellation of accumulation units and contract loans will be deducted prior to determining such benefit amounts". There are no fixed accounts, therefore deletes Section 7.5 regarding fixed accounts and interest adjustment, and Section 6, Guarantee Interest Option. All references to fixed accounts, interest adjustment, and the Guaranteed Interest Option removed throughout the contract. Changes Section 7.1 to read "We reserve the right to waive the transfer fee and suspend the transfer privilege for a reasonable period of time. Suspension of this transfer privilege will be administered in a nondiscriminatory manner. Changes Section 7.4 to define Earnings as: contract value less purchases payments. Also changes the same section by deleting the Nursing Home/Terminal Illness provision. Changes Section 9.1 by adding "If, on any date, Your Loan Amount causes your Surrender Value to be equal to or less than zero, the Contract will be in default". Changes Section 11 by deleting Settlement Opion 1, Interest Option.


New Jersey  Contract  No.  2800NJ 1097  changes  Form 2800 to add to the cover "Monthly annuity payments, Surrender Value, and death benefit amounts are equal to or greater than those required by state law. Partial withdrawals will result in cancellation of accumulation units and contract loans will be deducted prior to determining such benefit amounts". Changes the DCA 1 Year Guarantee Period language throughout the contract to limit it to 3 years and deletes Guarantee Periods 1, 3, 5, 7, and 10. Deletes all references to these guarantee accounts and to interest adjustment throughout the contract. Changes Section 7.4 to delete the Nursing Home/Terminal Illness provision. Changes Section 9.1 by adding "If, on any date, Your Loan Amount causes your Surrender Value to be equal to or less than zero, the Contract will be in default. Changes Section 11 by deleting Settlement Option 1, Interest Option.


Oklahoma Contract No. 2800 OK revises Form 2800 to allow the return of purchase payments during the Right to Examine Period and that interest will be paid on refunds made more than thirty days from the date of cancellation. Also revises Section 4.3 "How Net Purchase Payments Will be Allocated" to describe the Right to Examine Period provision.

Oregon Contract No. 2800 OR revises Form 2800 to delete "Fixed" from the title on the cover page. There are no Fixed Accounts, therefore, deletes Section 7.5 regarding Fixed Accounts. Deletes Section 6 regarding Guaranteed Interest Option and deletes all references to Guaranteed Interest Option throughout the contract Form 2800.

Pennsylvania      Contract  No.  2800 PA  changes  Form 2800 to allow  for issue ages 0-78; revised Free-Look. Revised Section 1.3 related to misstatement of age and sex adding "to be equal to the amount the contract value would have purchased based on correct age/sex." Revised Section 4.3 regarding how the initial purchase payment will be allocated. Section 5.2(i) added: "If such change required endorsement of your contract, we will notify you and the endorsement may then be either accepted or rejected." Only one fixed account guarantee period with no interest adjustment. Therefore, all language referring to the interest adjustment is deleted, including Section 7.5.

South Carolina         Contract  No. 2800 SC 0397 changes Form 2800 by deleting
            "in the absence of fraud" from Section 1.2 regarding "When will the contract become incontestable. "Contract fee deducted from subaccounts only, not fixed accounts. Revised free-look language to allow the return of purchase payments and Section 4.3 to describe the return of purchase payments during the Right to Examine Period.

Texas Contract No. 2800 TX revises Form 2800 to allow for a 6 year stepped up death benefit in Section 8.3. Contract fee deducted from subaccounts only, not fixed in Section 1.4. One fixed account/guarantee period, with no interest adjustment. Therefore, all language regarding interest adjustment deleted including Section
            7.5. Section 11.2 "What Annuity Payment Options are Available?" adds Option 3(d) "The rates for such period of years will be calculated on an actuarially equivalent basis to those shown in Section 13.2.

Utah Contract No. 2800 UT revises Form 2800 free-look language to allow the return of purchase payments and Section 4.3 How Will the Net Purchase Payments be Allocated" to describe the return of purchase payments during the Right to Examine Period. One fixed account/guarantee period with no interest adjustment. Therefore, all language regarding interest adjustment deleted, including Section 7.5.

Vermont Contract No. 2800VT revises From 2800 to delete "Fixed" from the title on the cover. Also added the language "in addition to any scheduled surrender charge" to the cover where stating that any interest adjustment may make the Guaranteed Interest Option Value adjust upward or downward.

Virginia Contract No. 2800 VA revises Form 2800 to change interest adjustment to "market value adjustment" throughout contract.

Washington  Contract  No.  2800 WA deletes  "Fixed"  from the title on the cover page of the Form 2800. There are no Fixed Accounts, therefore, deletes Section 7.5 regarding Fixed Accounts, and Section 6, Guaranteed Interest Option. All references to Guaranteed interest Option removed throughout the contract.

West Virginia        Contract  No.  2800 WV limits  postponement  of payment of partial withdrawals and surrenders to 30 days in Section 7.6 of Form 2800.

Wisconsin   Contract   No.  2800  WI  changes  Form  2800  to  allow  one  fixed
            account/guarantee period with no interest adjustment. Therefore, all language regarding interest adjustment deleted, including Section
            7.5.

                                    EXHIBIT 9

BARBARA L. SECOR
Assistant Vice President,
Associate General Counsel
Telephone:
(319) 352-1000, ext. 2157
FAX (319) 352-1272


April 15, 1998

CUNA MUTUAL LIFE INSURANCE COMPANY
2000 HERITAGE WAY
WAVERLY IA  50677

Ladies and Gentlemen:

With reference to the registration statement on Form N-4 to be filed by CUNA Mutual Life Insurance Company (the "Company") and CUNA Mutual Life Variable Annuity Account (the "Account") with the Securities and Exchange Commission for the purpose of registering under the Securities Act of 1933, as amended, deferred variable annuity contracts (the "Contracts"), I have examined such documents and such law as I considered necessary and appropriate, and on the basis of such examination, it is my opinion that:

1. The Company is a corporation duly organized and validly existing as a mutual life insurance company under the laws of the State of Iowa and is duly authorized by the Insurance Division of the Department of Commerce of the State of Iowa to issue the Contracts.

2. The Account is a duly authorized and existing separate account established pursuant to the provisions of Section 508A.1 of the Iowa Code (1997).

3. Unless provided to the contrary under the contracts, that portion of the assets of the Account equal to the reserves and other contracts liabilities with respect to the Account will not be chargeable with liabilities arising out of any other business that the Company may conduct.

4.       The Contracts, when issued as contemplated by the Form N-4 registration
         statement,   will   constitute   legal,   validly  issued  and  binding
         obligations of the Company.

I hereby consent to the filing of this opinion as an exhibit to the Form N-4 registration statement for the Contracts and the Account and to the use of my name under the caption "Legal Matters" in the statement of additional information.

Sincerely,

/s/  Barbara L. Secor

Barbara L. Secor
Assistant Vice President & Associate General Counsel
CUNA MUTUAL LIFE INSURANCE COMPANY

                                   EXHIBIT 10


The Board of Directors of CUNA Mutual Life Insurance Company and Contract Owners of CUNA Mutual Life Variable Annuity Account:

We consent to the use of our reports included herein and to the reference to our Firm under the heading "Experts" in the Statement of Additional Information of the CUNA Mutual Life Variable Annuity Account.

Our report dated March 27, 1998, contains an explanatory paragraph that states that the Company prepared the financial statements using accounting practices prescribed or permitted by the Iowa Department of Commerce, Insurance Division, which practices differ from generally accepted accounting principles.




                                     KPMG Peat Marwick LLP




Des Moines, Iowa
April 17, 1998

                                   EXHIBIT 13

VA--MONEY MARKET FUND
12/31/97                       03/31/98
AB


VA SEVEN-DAY AVERAGE YIELD:

                DAILY DIVIDEND
                 FACTOR, PER          LESS ANNUAL CHARGE
DATE          DISPLAY RATE TABLE       & M&E CHARGES
Dec 31, 1997     0.000135090          0.000041646         0.000093444
Dec 30, 1997     0.000130004          0.000041646         0.000088358
Dec 29, 1997     0.000136022          0.000041646         0.000094376
Dec 28, 1997     0.000136022          0.000041646         0.000094376
Dec 27, 1997     0.000136022          0.000041646         0.000094376
Dec 26, 1997     0.000139476          0.000041646         0.000097830
Dec 25, 1997     0.000139476          0.000041646         0.000097830
                                      -----------         -----------
                 SUM                                      0.000660589  BASE PERIOD RETURN

                 DIV BY # DAYS                                      7
                                                          -----------
                 AVERAGE                                  0.000094370
                 TIMES # DAYS IN YR                               365
                                                          -----------
                 SEVEN DAY YIELD                                3.44%

VA SEVEN-DAY EFFECTIVE YIELD:
                 BASE PERIOD
                 RETURN  (ABOVE)              0.000660588849315068493
                 PLUS 1                                             1
                                              -----------------------
                                                  1.00066058884931507

                 COMPOUNDED:
                 TO 365/7 POWER:                   1.0350333185342369
                 LESS 1                                            -1
                 EFFECTIVE YIELD                                3.50%

                                POWER OF ATTORNEY

KNOW ALL BY THESE PRESENTS, that I, James C. Barbre, a director of Century Life of America, a life insurance company incorporated under the laws of and domiciled in the State of Iowa, hereby appoint, authorize and empower Gerald T. Conklin, Linda L. Lilledahl, or John M. Waggoner, severally, as my attorneys and agents for me and in my name as director of Century Life of America on behalf of Century Life of America and Century Variable Annuity Account (or otherwise) with full power to prepare, review, execute, deliver and file Post-Effective Amendments with the Securities and Exchange Commission for the Century Variable Annuity Account, Registration No. 33-73738. This Power of Attorney shall terminate at the end of my appointed term as Director in May, 1999.

WITNESS MY HAND AND SEAL this 11th day of January, 1996.

                                            /s/  James C. Barbre
                                            James C. Barbre
                                            Director, Century Life of America

                                POWER OF ATTORNEY

KNOW ALL BY THESE PRESENTS, that I, Robert W. Bream, a director of CUNA Mutual Life Insurance Company, a life insurance company incorporated under the laws of and domiciled in the State of Iowa, hereby appoint, authorize and empower Gerald
T. Conklin, Linda L. Lilledahl, or John M. Waggoner, severally, as my attorneys and agents for me and in my name as director of CUNA Mutual Life Insurance Company on behalf of CUNA Mutual Life Insurance Company and CUNA Mutual Life Variable Annuity Account (or otherwise) with full power to prepare, review, execute, deliver and file Post-Effective Amendments with the Securities and Exchange Commission for the CUNA Mutual Life Variable Annuity Account, Registration No. 33-73738. This Power of Attorney shall terminate at the end of my appointed term as Director.

WITNESS MY HAND AND SEAL this 7th day of April, 1997.

                                   /s/  Robert W. Bream
                                   Robert W. Bream
                                   Director, CUNA Mutual Life Insurance Company

                                POWER OF ATTORNEY

KNOW ALL BY THESE PRESENTS, that I, W. F. Broxterman, a director of Century Life of America, a life insurance company incorporated under the laws of and domiciled in the State of Iowa, hereby appoint, authorize and empower Gerald T. Conklin, Linda L. Lilledahl, or John M. Waggoner, severally, as my attorneys and agents for me and in my name as director of Century Life of America on behalf of Century Life of America and Century Variable Annuity Account (or otherwise) with full power to prepare, review, execute, deliver and file Post-Effective Amendments with the Securities and Exchange Commission for the Century Variable Annuity Account, Registration No. 33-73738. This Power of Attorney shall terminate at the end of my appointed term as Director.

WITNESS MY HAND AND SEAL this 8th day of January, 1996.

                                            /s/  W.F. Broxterman
                                            W.F. Broxterman
                                            Director, Century Life of America

                                POWER OF ATTORNEY

KNOW ALL BY THESE PRESENTS, that I, James L. Bryan, a director of CUNA Mutual Life Insurance Company, a life insurance company incorporated under the laws of and domiciled in the State of Iowa, hereby appoint, authorize and empower Gerald
T. Conklin, Linda L. Lilledahl, or John M. Waggoner, severally, as my attorneys and agents for me and in my name as director of CUNA Mutual Life Insurance Company on behalf of CUNA Mutual Life Insurance Company and CUNA Mutual Life Variable Annuity Account (or otherwise) with full power to prepare, review, execute, deliver and file Post-Effective Amendments with the Securities and Exchange Commission for the CUNA Mutual Life Variable Annuity Account, Registration No. 33-73738. This Power of Attorney shall terminate at the end of my appointed term as Director.

WITNESS MY HAND AND SEAL this 7th day of April, 1997.

                                   /s/  James L. Bryan
                                   James L. Bryan
                                   Director, CUNA Mutual Life Insurance Company

                                POWER OF ATTORNEY

KNOW ALL BY THESE PRESENTS, that I, Loretta M. Burd, a director of CUNA Mutual Life Insurance Company, a life insurance company incorporated under the laws of and domiciled in the State of Iowa, hereby appoint, authorize and empower Gerald
T. Conklin, Linda L. Lilledahl, or John M. Waggoner, severally, as my attorneys and agents for me and in my name as director of CUNA Mutual Life Insurance Company on behalf of CUNA Mutual Life Insurance Company and CUNA Mutual Life Variable Annuity Account (or otherwise) with full power to prepare, review, execute, deliver and file Post-Effective Amendments with the Securities and Exchange Commission for the CUNA Mutual Life Variable Annuity Account, Registration No. 33-73738. This Power of Attorney shall terminate at the end of my appointed term as Director.

WITNESS MY HAND AND SEAL this 8th day of April, 1997.

                                   /s/  Loretta M. Burd
                                   Loretta M. Burd
                                   Director, CUNA Mutual Life Insurance Company

                                POWER OF ATTORNEY

KNOW ALL BY THESE PRESENTS, that I, Ralph B. Canterbury, a director of Century Life of America, a life insurance company incorporated under the laws of and domiciled in the State of Iowa, hereby appoint, authorize and empower Gerald T. Conklin, Linda L. Lilledahl, or John M. Waggoner, severally, as my attorneys and agents for me and in my name as director of Century Life of America on behalf of Century Life of America and Century Variable Annuity Account (or otherwise) with full power to prepare, review, execute, deliver and file Post-Effective Amendments with the Securities and Exchange Commission for the Century Variable Annuity Account, Registration No. 33-73738. This Power of Attorney shall terminate at the end of my appointed term as Director.

WITNESS MY HAND AND SEAL this 8th day of January, 1996.

                                            /s/  Ralph B. Canterbury
                                            Ralph B. Canterbury
                                            Director, Century Life of America

                                POWER OF ATTORNEY

KNOW ALL BY THESE PRESENTS, that I, Joseph N. Cugini, a director of CUNA Mutual Life Insurance Company, a life insurance company incorporated under the laws of and domiciled in the State of Iowa, hereby appoint, authorize and empower Gerald
T. Conklin, Linda L. Lilledahl, or John M. Waggoner, severally, as my attorneys and agents for me and in my name as director of CUNA Mutual Life Insurance Company on behalf of CUNA Mutual Life Insurance Company and CUNA Mutual Life Variable Annuity Account (or otherwise) with full power to prepare, review, execute, deliver and file Post-Effective Amendments with the Securities and Exchange Commission for the CUNA Mutual Life Variable Annuity Account, Registration No. 33-73738. This Power of Attorney shall terminate at the end of my appointed term as Director.

WITNESS MY HAND AND SEAL this 4th day of April, 1997.

                                    /s/  Joseph N. Cugini
                                    Joseph N. Cugini
                                    Director, CUNA Mutual Life Insurance Company

                                POWER OF ATTORNEY

KNOW ALL BY THESE PRESENTS, that I, James A. Halls, a director of Century Life of America, a life insurance company incorporated under the laws of and domiciled in the State of Iowa, hereby appoint, authorize and empower Gerald T. Conklin, Linda L. Lilledahl, or John M. Waggoner, severally, as my attorneys and agents for me and in my name as director of Century Life of America on behalf of Century Life of America and Century Variable Annuity Account (or otherwise) with full power to prepare, review, execute, deliver and file Post-Effective Amendments with the Securities and Exchange Commission for the Century Variable Annuity Account, Registration No. 33-73738. This Power of Attorney shall terminate at the end of my appointed term as Director in May, 1999.

WITNESS MY HAND AND SEAL this 8th day of January, 1996.

                                            /s/  James A. Halls
                                            James A. Halls
                                            Director, Century Life of America

                                POWER OF ATTORNEY

KNOW ALL BY THESE PRESENTS, that I, Jerald R. Hinrichs, a director of Century Life of America, a life insurance company incorporated under the laws of and domiciled in the State of Iowa, hereby appoint, authorize and empower Gerald T. Conklin, Linda L. Lilledahl, or John M. Waggoner, severally, as my attorneys and agents for me and in my name as director of Century Life of America on behalf of Century Life of America and Century Variable Annuity Account (or otherwise) with full power to prepare, review, execute, deliver and file Post-Effective Amendments with the Securities and Exchange Commission for the Century Variable Annuity Account, Registration No. 33-73738. This Power of Attorney shall terminate at the end of my appointed term as Director.

WITNESS MY HAND AND SEAL this 8th day of January, 1996.

                                            /s/  Jerald R. Hinrichs
                                            Jerald R. Hinrichs
                                            Director, Century Life of America

                                POWER OF ATTORNEY

KNOW ALL BY THESE PRESENTS, that I, Michael B. Kitchen, a director of Century Life of America, a life insurance company incorporated under the laws of and domiciled in the State of Iowa, hereby appoint, authorize and empower Gerald T. Conklin, Linda L. Lilledahl, or John M. Waggoner, severally, as my attorneys and agents for me and in my name as director of Century Life of America on behalf of Century Life of America and Century Variable Annuity Account (or otherwise) with full power to prepare, review, execute, deliver and file Post-Effective Amendments with the Securities and Exchange Commission for the Century Variable Annuity Account, Registration No. 33-73738. This Power of Attorney shall terminate at the end of my appointed term as Director in May, 1999.

WITNESS MY HAND AND SEAL this 5th day of January, 1996.

                                            /s/  Michael B. Kitchen
                                            Michael B. Kitchen
                                            Director, Century Life of America

                                POWER OF ATTORNEY

KNOW ALL BY THESE PRESENTS, that I, Robert T. Lynch, a director of CUNA Mutual Life Insurance Company, a life insurance company incorporated under the laws of and domiciled in the State of Iowa, hereby appoint, authorize and empower Gerald
T. Conklin, Linda L. Lilledahl, or John M. Waggoner, severally, as my attorneys and agents for me and in my name as director of CUNA Mutual Life Insurance Company on behalf of CUNA Mutual Life Insurance Company and CUNA Mutual Life Variable Annuity Account (or otherwise) with full power to prepare, review, execute, deliver and file Post-Effective Amendments with the Securities and Exchange Commission for the CUNA Mutual Life Variable Annuity Account, Registration No. 33-73738. This Power of Attorney shall terminate at the end of my appointed term as Director.

WITNESS MY HAND AND SEAL this 7th day of April, 1997.

                                    /s/  Robert T. Lynch
                                    Robert T. Lynch
                                    Director, CUNA Mutual Life Insurance Company

                                POWER OF ATTORNEY

KNOW ALL BY THESE PRESENTS, that I, Omer K. Reed, a director of CUNA Mutual Life Insurance Company, a life insurance company incorporated under the laws of and domiciled in the State of Iowa, hereby appoint, authorize and empower Gerald T. Conklin, Linda L. Lilledahl, or John M. Waggoner, severally, as my attorneys and agents for me and in my name as director of CUNA Mutual Life Insurance Company on behalf of CUNA Mutual Life Insurance Company and CUNA Mutual Life Variable Annuity Account (or otherwise) with full power to prepare, review, execute, deliver and file Post-Effective Amendments with the Securities and Exchange Commission for the CUNA Mutual Life Variable Annuity Account, Registration No. 33-73738. This Power of Attorney shall terminate at the end of my appointed term as Director.

WITNESS MY HAND AND SEAL this 4th day of April, 1997.

                                    /s/  Omer K. Reed
                                    Omer K. Reed
                                    Director, CUNA Mutual Life Insurance Company

                                POWER OF ATTORNEY

KNOW ALL BY THESE PRESENTS, that I, Richard C. Robertson, a director of CUNA Mutual Life Insurance Company, a life insurance company incorporated under the laws of and domiciled in the State of Iowa, hereby appoint, authorize and empower Gerald T. Conklin, Linda L. Lilledahl, or John M. Waggoner, severally, as my attorneys and agents for me and in my name as director of CUNA Mutual Life Insurance Company on behalf of CUNA Mutual Life Insurance Company and CUNA Mutual Life Variable Annuity Account (or otherwise) with full power to prepare, review, execute, deliver and file Post-Effective Amendments with the Securities and Exchange Commission for the CUNA Mutual Life Variable Annuity Account, Registration No. 33-73738. This Power of Attorney shall terminate at the end of my appointed term as Director.

WITNESS MY HAND AND SEAL this 4th day of April, 1997.

                                    /s/  Richard C. Robertson
                                    Richard C. Robertson
                                    Director, CUNA Mutual Life Insurance Company

                                POWER OF ATTORNEY

KNOW ALL BY THESE PRESENTS, that I, Donald F. Roby, a director of CUNA Mutual Life Insurance Company, a life insurance company incorporated under the laws of and domiciled in the State of Iowa, hereby appoint, authorize and empower Gerald
T. Conklin, Linda L. Lilledahl, or John M. Waggoner, severally, as my attorneys and agents for me and in my name as director of CUNA Mutual Life Insurance Company on behalf of CUNA Mutual Life Insurance Company and CUNA Mutual Life Variable Annuity Account (or otherwise) with full power to prepare, review, execute, deliver and file Post-Effective Amendments with the Securities and Exchange Commission for the CUNA Mutual Life Variable Annuity Account, Registration No. 33-73738. This Power of Attorney shall terminate at the end of my appointed term as Director.

WITNESS MY HAND AND SEAL this 7th day of April, 1997.

                                    /s/  Donald F. Roby
                                    Donald F. Roby
                                    Director, CUNA Mutual Life Insurance Company

                                POWER OF ATTORNEY

KNOW ALL BY THESE PRESENTS, that I, Rosemarie M. Shultz, a director of Century Life of America, a life insurance company incorporated under the laws of and domiciled in the State of Iowa, hereby appoint, authorize and empower Gerald T. Conklin, Linda L. Lilledahl, or John M. Waggoner, severally, as my attorneys and agents for me and in my name as director of Century Life of America on behalf of Century Life of America and Century Variable Annuity Account (or otherwise) with full power to prepare, review, execute, deliver and file Post-Effective Amendments with the Securities and Exchange Commission for the Century Variable Annuity Account, Registration No. 33-73738. This Power of Attorney shall terminate at the end of my appointed term as Director in May, 1999.

WITNESS MY HAND AND SEAL this 22nd day of January, 1996.

                                            /s/  Rosemarie M. Schultz
                                            Rosemarie M. Schultz
                                            Director, Century Life of America

                                POWER OF ATTORNEY

KNOW ALL BY THESE PRESENTS, that I, Neil A. Springer, a director of CUNA Mutual Life Insurance Company, a life insurance company incorporated under the laws of and domiciled in the State of Iowa, hereby appoint, authorize and empower Gerald
T. Conklin, Linda L. Lilledahl, or John M. Waggoner, severally, as my attorneys and agents for me and in my name as director of CUNA Mutual Life Insurance Company on behalf of CUNA Mutual Life Insurance Company and CUNA Mutual Life Variable Annuity Account (or otherwise) with full power to prepare, review, execute, deliver and file Post-Effective Amendments with the Securities and Exchange Commission for the CUNA Mutual Life Variable Annuity Account, Registration No. 33-73738. This Power of Attorney shall terminate at the end of my appointed term as Director.

WITNESS MY HAND AND SEAL this 4th day of April, 1997.

                                    /s/  Neil A. Springer
                                    Neil A. Springer
                                    Director, CUNA Mutual Life Insurance Company

                                POWER OF ATTORNEY

KNOW ALL BY THESE PRESENTS, that I, Farouk D. G. Wang, a director of CUNA Mutual Life Insurance Company, a life insurance company incorporated under the laws of and domiciled in the State of Iowa, hereby appoint, authorize and empower Gerald
T. Conklin, Linda L. Lilledahl, or John M. Waggoner, severally, as my attorneys and agents for me and in my name as director of CUNA Mutual Life Insurance Company on behalf of CUNA Mutual Life Insurance Company and CUNA Mutual Life Variable Annuity Account (or otherwise) with full power to prepare, review, execute, deliver and file Post-Effective Amendments with the Securities and Exchange Commission for the CUNA Mutual Life Variable Annuity Account, Registration No. 33-73738. This Power of Attorney shall terminate at the end of my appointed term as Director.

WITNESS MY HAND AND SEAL this 8th day of April, 1997.

                                    /s/  Farouk D. G. Wang
                                    Farouk D. G. Wang
                                    Director, CUNA Mutual Life Insurance Company

                                POWER OF ATTORNEY

KNOW ALL BY THESE PRESENTS, that I, Larry T. Wilson, a director of CUNA Mutual Life Insurance Company, a life insurance company incorporated under the laws of and domiciled in the State of Iowa, hereby appoint, authorize and empower Gerald
T. Conklin, Linda L. Lilledahl, or John M. Waggoner, severally, as my attorneys and agents for me and in my name as director of CUNA Mutual Life Insurance Company on behalf of CUNA Mutual Life Insurance Company and CUNA Mutual Life Variable Annuity Account (or otherwise) with full power to prepare, review, execute, deliver and file Post-Effective Amendments with the Securities and Exchange Commission for the CUNA Mutual Life Variable Annuity Account, Registration No. 33-73738. This Power of Attorney shall terminate at the end of my appointed term as Director.

WITNESS MY HAND AND SEAL this 10th day of April, 1997.

                                   /s/  Larry T. Wilson
                                   Larry T.  Wilson
                                   Director, CUNA Mutual Life Insurance Company
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